As Filed with the U.S. Securities and Exchange Commission on December 29, 2014
1933 Act File No. 002-82734
1940 Act File No. 811-3706

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A __________________

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 55 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 59 ☒
(Check appropriate box or boxes.)
__________________
American Century California Tax-Free and Municipal Funds
__________________
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices)(Zip Code)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: January 1, 2015

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 1, 2015, at 8:30 a.m. (Central) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

January 1, 2015

American Century Investments
Prospectus

California High-Yield Municipal Fund
Investor Class (BCHYX)
Institutional Class (BCHIX)
A Class (CAYAX)
C Class (CAYCX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	3
Principal Risks	3
Fund Performance	4
Portfolio Management	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
Objectives, Strategies and Risks	6
Management	8
Investing Directly with American Century Investments	10
Investing Through a Financial Intermediary	12
Additional Policies Affecting Your Investment	16
Share Price and Distributions	20
Taxes	21
Multiple Class Information	23
Financial Highlights	24

© 2015 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary
Investment Objective
The fund seeks high current income that is exempt from federal and California income taxes.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	4.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C
Management Fee	0.50%	0.30%	0.50%	0.50%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%
Other Expenses	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.50%	0.30%	0.75%	1.50%

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$51	$161	$280	$629
Institutional Class	$31	$97	$169	$381
A Class	$523	$679	$849	$1,339
C Class	$153	$475	$819	$1,789
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 57% of the average value of its portfolio.

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Principal Investment Strategies
The fund invests in California municipal and other debt securities with an emphasis on high-yield securities. A high-yield security is one that has been rated below investment-grade, or determined by the investment advisor to be of similar quality. Under normal market conditions, the portfolio managers invest at least 80% of the fund’s net assets in municipal securities with income payments exempt from federal and California income taxes. Cities, counties and other municipalities in California and U.S. territories usually issue these securities for public projects, such as schools, roads, and water and sewer systems. Some of these investments are not necessarily exempt from the federal alternative minimum tax.
The portfolio managers seek to invest in securities that will result in a high yield for the fund. To accomplish this, the portfolio managers buy securities that are rated below investment-grade (BB and below) , including so-called junk bonds and bonds that are in technical or monetary default. Issuers of these securities often have short financial histories or have questionable credit or have had and may continue to have problems making interest and principal payments.
The portfolio managers also may buy unrated securities if they determine such securities meet the investment objectives of the fund.
Although the fund invests primarily for income, it also employs techniques designed to realize capital appreciation. For example, the portfolio managers may select bonds with maturities and coupon rates that position the fund for potential capital appreciation for a variety of reasons, including their view on the direction of future interest-rate movements and the potential for a credit upgrade.
When determining whether to sell a security, the portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers.
Principal Risks

•
Credit Risk – Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect. The fund’s investments often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds.

•
Below Investment-Grade Securities Risk – Issuers of lower rated , high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes, or adverse developments specific to the issuer. Adverse economic, political and other developments may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay interest and principal due under its securities. The fund invests a significant part of its assets in securities rated below investment-grade or that are unrated, including bonds that are in technical or monetary default. By definition, the issuers of many of these securities have had and may continue to have problems making interest and principal payments.

•
Interest Rate Risk – When interest rates change, the fund’s share value will be affected. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. Because the fund typically invests in intermediate-term and long-term bonds, the fund’s interest rate risk is generally higher than for funds with shorter-weighted average maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.

•
California Economic Risk – The fund will be sensitive to events that affect California’s economy. Significant political or economic developments in California will likely impact virtually all municipal securities issued in the state. Because the fund invests primarily in California municipal securities, it may have a higher level of risk than funds that invest in a larger universe of securities.

•
Municipal Securities Risk – Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. The fund may have a higher level of risk than funds that invest in a larger universe of securities.

•
Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

•
Nondiversification – The fund is classified as nondiversified. A nondiversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the managers the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund’s share price than would be the case in a diversified fund.

•
Tax Risk – Some or all of the fund’s income may be subject to the federal alternative minimum tax. There is no guarantee that all of the fund’s income will remain exempt from federal or state income taxes. Income from municipal bonds held by a fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

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•	Market Risk – The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Calendar Year Total Returns
Highest Performance Quarter (3Q 2009): 12.08% Lowest Performance Quarter (4Q 2008): -9.36%
As of September 30, 2014 , the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 11.51% .

Average Annual Total Returns For the calendar year ended December 31, 2013	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	-3.17%	8.44%	4.54%	—	12/30/1986
Return After Taxes on Distributions	-3.17%	8.44%	4.54%	—	12/30/1986
Return After Taxes on Distributions and Sale of Fund Shares	-0.05%	7.80%	4.62%	—	12/30/1986
Institutional Class Return Before Taxes	-2.97%	—	—	5.54%	03/01/2010
A Class Return Before Taxes	-7.74%	7.18%	3.79%	—	01/31/2003
C Class Return Before Taxes	-4.03%	7.39%	3.51%	—	01/31/2003
Barclays Municipal Bond Index (reflects no deduction for fees, expenses and taxes)	-2.55%	5.89%	4.29%	—	—
After-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

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Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Steven M. Permut, Senior Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments for American Century Investments since joining the advisor in 1987.
Joseph Gotelli, Vice President and Portfolio Manager, has served on teams managing fixed-income investments for American Century Investments since joining the advisor in 2008.
Alan Kruss, Vice President and Portfolio Manager, has served on teams managing fixed-income investments for American Century Investments since joining the advisor in 1997.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers), by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business and Not-For-Profit Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.
Unless otherwise specified below, the minimum initial investment amount to open an account is $5,000 (including Coverdell Education Savings Accounts). Investors opening accounts through financial intermediaries may open an account with $250 for all classes except the Institutional Class, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations.
The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations), but the minimum may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in the American Century family of funds of $10 million or more.
For all share classes, there is no minimum initial investment amount for certain employer-sponsored retirement plans, however, financial intermediaries or plan recordkeepers may require plans to meet different minimums. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans.
Tax Information
The fund intends to distribute income that is exempt from regular federal and California income tax, however, fund distributions may be subject to capital gains tax. A portion of the fund’s distributions may be subject to federal and/or California income taxes or to the federal alternative minimum tax.
If you hold your fund shares through a tax-deferred investment plan, such as a 401(k) plan or an IRA, any distributions received from the fund may be taxable as ordinary income upon withdrawal from the tax-deferred plan, regardless of whether the distributions were tax-exempt when earned.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

Objectives, Strategies and Risks
What is the fund’s investment objective?
The fund seeks high current income that is exempt from federal and California income taxes.
What are the fund’s principal investment strategies?
Under normal market conditions, the portfolio managers must invest at least 80% of the fund’s net assets in municipal securities with income payments exempt from federal and California income taxes. The fund may change this 80% policy only upon 60 days’ prior written notice to shareholders. Cities, counties and other municipalities in California and U.S. territories, such as Puerto Rico, usually issue these securities for public projects, such as schools, roads, and water and sewer systems.

Municipal securities are a debt obligation issued by or on behalf of a state, its political subdivisions, agencies or instrumentalities, the District of Columbia or a U.S. territory or possession.

The portfolio managers also may buy long- and intermediate-term debt securities with income payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as athletic stadiums, airports and apartment buildings.

Debt securities include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities.

Long-term debt securities are those with maturities longer than 10 years. Intermediate-term debt securities are those with maturities between three and 10 years.

The portfolio managers seek to invest in securities that will result in a high yield for the fund. To accomplish this, the portfolio managers buy investment-grade securities, securities rated below investment grade, including so-called junk bonds and bonds that are in technical or monetary default, or unrated securities determined by the advisor to be of similar quality. The issuers of these securities often have short financial histories or questionable credit or have had and may continue to have problems making interest and principal payments.
The portfolio managers also may buy unrated securities if they determine such securities meet the investment objectives of the fund.
Although the fund invests primarily for income, it also employs techniques designed to realize capital appreciation. For example, the portfolio managers may select bonds with maturities and coupon rates that position the fund for potential capital appreciation for a variety of reasons, including their view on the direction of future interest-rate movements and the potential for a credit upgrade.
In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objective and may generate taxable income.
When determining whether to sell a security, the portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers.
In addition to the principal investment strategies described above, the fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objective.
A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.
What are the principal risks of investing in the fund?
The fund’s investments often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. A lower credit rating indicates a greater risk of nonpayment. Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. In addition, lower-rated securities may be unsecured or subordinated to other obligations of the issuer. These factors may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay the interest and principal due under its securities. The fund’s credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.

6

The fund invests a significant part of its assets in securities rated below investment grade or that are unrated, including bonds that are in technical or monetary default. By definition, the issuers of many of these securities have had and may continue to have problems making interest and principal payments.
Investments in debt securities are also sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The degree to which interest rate changes affect the fund’s performance varies and is related to the weighted average maturity of the fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. Because the fund typically invests in intermediate-term and long-term bonds, the fund’s interest rate risk is generally higher than for funds with shorter-weighted average maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.
Because the fund invests primarily in California municipal securities, it will be sensitive to events that affect California’s economy. Significant political or economic developments in California will likely impact virtually all municipal securities issued in the state. The fund may have a higher level of risk than funds that invest in a larger universe of securities. For more information about the risks affecting California securities, see the statement of additional information.
Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. By investing primarily in municipal securities, the fund may have a higher level of risk than funds that invest in a larger universe of securities.
The fund may also be subject to liquidity risk. The chance that a fund will have difficulty selling its debt securities is called liquidity risk. During periods of market turbulence or unusually low trading activity, to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.
Some or all of the fund’s income may be subject to the federal alternative minimum tax.
The fund is classified as nondiversified. A nondiversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the managers the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund’s share price than would be the case in a diversified fund.
There is no guarantee that all of the fund’s income will remain exempt from federal or state income taxes. Income from municipal bonds held by the fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.
The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally, particular industries, real or perceived adverse economic conditions or investor sentiment generally.
The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. Although the advisor seeks to minimize the impact of such transactions where possible, the fund’s performance may be adversely affected.
Although the fund’s use of derivative instruments is limited, be aware that the use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including, liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the swap agreement. Gains or losses involving some futures, options, and other derivatives may be substantial, in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.
At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

7

Management
Who manages the fund?
The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.
The Board of Trustees
The Board of Trustees is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The trustees’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the trustees are independent of the fund’s advisor. They are not employees, directors or officers of, and have no financial interest in, the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds), and they do not have any other affiliations, positions, or relationships that would cause them to be considered “interested persons” under the Investment Company Act of 1940.
The Investment Advisor
The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.
The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.
For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. The advisor may pay unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.
The percentage rate used to calculate the management fee for each class of shares of a fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the “Category Fee”) and (ii) the assets of all the funds in the American Century Investments family of funds (the “Complex Fee”). The statement of additional information contains detailed information about the calculation of the management fee.

Management Fees Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended August 31, 2014	Investor Class	Institutional Class	A Class	C Class
California High-Yield Municipal	0.50%	0.30%	0.50%	0.50%
A discussion regarding the basis for the Board of Trustees’ approval of the fund’s investment advisory agreement with the advisor is available in the fund’s annual report to shareholders dated August 31, 2014 .

8

The Fund Management Team
The advisor uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Designated portfolio managers serve on the firm’s Global Macro Strategy Team, which is responsible for periodically adjusting each fund’s strategic investment parameters based on economic and market conditions. All portfolio managers listed below are responsible for security selection and portfolio construction for the fund within these strategic parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the fund.
The individuals listed below are jointly and primarily responsible for the day-to-day management of the fund.
Steven M. Permut ( Global Macro Strategy Team Representative)
Mr. Permut, Senior Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 1987. He has a bachelor’s degree in business and geography from State University of New York – Oneonta and an MBA in finance from Golden Gate University – San Francisco.
Joseph Gotelli
Mr. Gotelli, Vice President and Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 2008. Prior to joining American Century Investments, he spent six years at Franklin Templeton Investments as an assistant portfolio manager. He has a bachelor’s degree in business economics from the University of California, Santa Barbara and an MBA from Santa Clara University.
Alan Kruss
Mr. Kruss, Vice President and Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 1997. He has a bachelor’s degree in finance from San Francisco State University.
The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.
Fundamental Investment Policies
Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees and/or the advisor may change any other policies and investment strategies.

9

Investing Directly with American Century Investments
Services Automatically Available to You
Most accounts automatically have access to the services listed under Ways to Manage Your Account when the account is opened. If you have questions about the services that apply to your account type, please call us.
Generally, once your account is established, any registered owner (including those on jointly owned accounts) or any trustee (including those on trust accounts with multiple trustees), or any authorized signer on business accounts with multiple authorized signers, may transact business by any of the methods described below. American Century reserves the right to require all owners or trustees or authorized signers to act together, at our discretion.
Account Maintenance Fee
If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee as soon as administratively possible. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management by visiting americancentury.com.

Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

Wire Purchases
Current Investors: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

•	American Century Investments bank information: Commerce Bank N.A., Routing No. 101000019, Account No. 2804918

•	Your American Century Investments account number and fund name

•	Your name

•	Dollar amount
New Investors: To make a wire purchase into a new account, please complete an application or call us prior to wiring money.

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Ways to Manage Your Account

ONLINE
americancentury.com
Open an account: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Exchange shares from another American Century Investments account with an identical registration.
Make additional investments: Make an additional investment into an established American Century Investments account. If we do not have your bank information, you can add it.
Sell shares*: Redeem shares and choose whether the proceeds are electronically transferred to your authorized bank account or sent by check to your address of record.
* Online redemptions up to $25,000 per day per account.
IN PERSON
If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

•	4500 Main Street, Kansas City, MO — 8 a.m. to 5 p.m., Monday – Friday

•	4917 Town Center Drive, Leawood, KS — 8 a.m. to 5 p.m., Monday – Friday; 8 a.m. to noon, Saturday

•	1665 Charleston Road, Mountain View, CA — 8 a.m. to 5 p.m., Monday – Friday
BY TELEPHONE
Investor Services Representative: 1-800-345-2021
Business and Not-For-Profit: 1-800-345-3533
Automated Information Line: 1-800-345-8765
Open an account: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Call or use our Automated Information Line (available only to Investor Class shareholders).
Make additional investments: Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to Investor Class shareholders.
Sell shares: Call or use our Automated Information Line. The Automated Information Line redemptions are up to $25,000 per day per account and are available for Investor Class shareholders only.
BY MAIL OR FAX
Mail Address: P.O. Box 419200, Kansas City, MO 64141-6200 — Fax: 1-888-327-1998
Open an account: Send a signed, completed application and check or money order payable to American Century Investments.
Exchange shares: Send written instructions to exchange your shares from one American Century Investments account to another with an identical registration.
Make additional investments: Send your check or money order for at least $50 with an investment slip. If you don’t have an investment slip, include your name, address and account number on your check or money order.
Sell shares: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.
AUTOMATICALLY
Open an account: Not available.
Exchange shares: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another with an identical registration.
Make additional investments: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.
Sell shares: You may sell shares automatically by establishing a systematic redemption plan.

See Additional Policies Affecting Your Investment for more information about investing with us.

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Investing Through a Financial Intermediary
The fund may be purchased through financial intermediaries that provide various administrative and distribution services.

Financial intermediaries include banks, broker-dealers, insurance companies and financial professionals.

Although each class of the fund’s shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.
Investor Class
Investor Class shares are available for purchase without sales charges or commissions but may be subject to account or transaction fees if purchased through financial intermediaries. These shares are available to investors in retail brokerage accounts, broker-dealer-sponsored fee-based advisory accounts, other advisory accounts where fees are charged, and employer-sponsored retirement plans.
Institutional Class
Institutional Class shares are available for purchase without sales charges or commissions by endowments, foundations, large institutional investors, employer-sponsored retirement plans and other financial intermediaries.
A Class
A Class shares are available for purchase through broker-dealers and other financial intermediaries. These shares carry an initial sales charge and an ongoing distribution and service (12b-1) fee that is used to compensate your financial professional. See Calculation of Sales Charges below for commission amounts received by financial professionals on the purchase of A Class shares. The sales charge decreases with the size of the purchase, and may be reduced or eliminated in certain situations. See Reductions and Waivers of Sales Charges for A Class and CDSC Waivers below for a full description of the breakpoints, reductions and waivers that may be available through financial intermediaries in certain types of accounts or products.
C Class
C Class shares are available for purchase through broker-dealers and other financial intermediaries. These shares do not have an initial sales charge but carry an ongoing distribution and service (12b-1) fee. Except as noted below, the commission paid to your financial professional for purchases of C Class shares is 1.00% of the amount invested, and the shares have a contingent deferred sales charge (CDSC) when redeemed within one year of purchase. Your financial professional does not receive the distribution and service (12b-1) fee until the CDSC period has expired (it is retained by the distributor). See CDSC Waivers below for a full description of the waivers that may be available.
Calculation of Sales Charges
The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the Investors Using Advisors and Investment Professionals portions of the website. From the description of A or C Class shares, a hyperlink will take you directly to this disclosure.
A Class
A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Commission as a % of Offering Price
Less than $100,000	4.50%	4.71%	4.00%
$100,000 - $249,999	3.50%	3.63%	3.00%
$250,000 - $499,999	2.50%	2.56%	2.00%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 - $3,999,999	0.00%	0.00%	0.75%
$4,000,000 - $9,999,999	0.00%	0.00%	0.50%
$10,000,000 or more	0.00%	0.00%	0.25%

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There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a deferred sales charge of 1.00% of the lower of the original purchase price or the current market value at redemption, subject to the exceptions listed below. No sales charge applies to reinvested dividends. No dealer commission will be paid to your financial professional for purchases by certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
Reductions and Waivers of Sales Charges for A Class
You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century Investments at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated.
You and your immediate family (which includes your spouse or domestic partner and children, step-children, parents or step-parents of you, your spouse or domestic partner) may combine investments in any share class of any American Century Investments fund (excluding certain assets in money market accounts, but including, beginning January 1, 2011, account assets invested in Qualified Tuition Programs under Section 529) to reduce your A Class sales charge in the following ways:
Account Aggregation. Investments made by you and your immediate family may be aggregated at each account’s current market value if made for your own account(s) and/or certain other accounts, such as:

•	Certain trust accounts

•	Solely controlled business accounts

•	Single-participant retirement plans

•	Endowments or foundations established and controlled by you or an immediate family member
For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.
Concurrent Purchases. You may combine simultaneous purchases in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.
Rights of Accumulation. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.
Letter of Intent. A Letter of Intent allows you to combine all purchases of any share class of any American Century Investments fund you intend to make over a 13-month period to determine the applicable sales charge, except for purchases in the A or C Class of money market funds. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional A Class sales charges that will be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.
Waivers for Certain Investors. The sales charge on A Class shares may be waived for:

•
Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members, which includes their spouse or domestic partner and children, step-children, parents or step-parents of them, their spouse or domestic partner) having selling agreements with the advisor or distributor

•
Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century Investments

•	Current officers, directors and employees of American Century Investments

•
Certain group employer-sponsored retirement plans, where plan level or omnibus accounts are held with the fund, or shares are purchased by certain retirement plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by retirement recordkeepers. For purposes of this waiver, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. However, SEP IRA, SIMPLE IRA or SARSEP retirement plans that (i) held shares of an A Class fund prior to March 1, 2009 that received sales charge waivers or (ii) held shares of an Advisor Class fund that was renamed A Class on March 1, 2010, may permit additional purchases by new and existing participants in A Class shares without an initial sales charge. Refer to Buying and Selling Fund Shares in the statement of additional information.

•
Purchases of additional shares in accounts that held shares of an Advisor Class fund that was renamed A Class on either September 4, 2007, December 3, 2007 or March 1, 2010. However, if you close your account or if you transfer your account to another financial intermediary, future purchases of A Class shares of a fund may not receive a sales charge waiver.

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An investor who receives a sales charge waiver for purchases of fund shares through a financial intermediary may become ineligible to receive such waiver if the nature of the investor’s relationship with and/or the services it receives from the financial intermediary changes. Please consult with your financial professional for further details.
C Class
C Class shares are sold at their net asset value without an initial sales charge. If you purchase shares through a financial intermediary who receives a commission from the fund’s distributor on the purchase and redeem your shares within 12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund’s distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.
American Century Investments generally limits purchases of C Class shares to investors whose aggregate investments in American Century Investments funds are less than $1,000,000. However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century Investments fund (excluding certain assets in money market accounts, but including, beginning January 1, 2011, account assets invested in Qualified Tuition Programs under Section 529) in accounts held by you and your immediate family members (which includes your spouse or domestic partner and children, step-children, parents or step-parents of you, your spouse or domestic partner) . Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.
Calculation of Contingent Deferred Sales Charge (CDSC)
To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).
CDSC Waivers
Any applicable CDSC for A or C Classes may be waived in the following cases:

•	redemptions through systematic withdrawal plans not exceeding annually 12% of the lesser of the original purchase cost or current market value for A and C Class shares

•	redemptions through employer-sponsored retirement plan accounts. For this purpose, employer-sponsored retirement plans do not include SIMPLE IRAs, SEP IRAs or SARSEPs.

•	distributions from IRAs due to attainment of age 59½ for A and C Class shares

•	required minimum distributions from retirement accounts upon reaching age 70½

•	tax-free returns of excess contributions to IRAs

•	redemptions due to death or post-purchase disability

•	exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan, for A Class shares only

•	if no dealer commission was paid to the financial intermediary on the purchase for any other reason
Reinstatement Privilege
Within 90 days of a redemption, dividend payment or capital gains distribution of any A or B Class shares, you may reinvest all or a portion of the proceeds in A Class shares of any American Century Investments fund at the then-current net asset value without paying an initial sales charge. At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You may use the privilege only once per account. This privilege may only be invoked by the original account owner to reinvest shares in an account with the same registration as the account from which the redemption or distribution originated. This privilege does not apply to systematic or automatic transactions, including, for example, automatic purchases, withdrawals and payroll deductions. If you wish to use this reinvestment privilege, you or your financial professional must provide written notice to American Century Investments.

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Employer-Sponsored Retirement Plans
Certain group employer-sponsored retirement plans that hold a single account for all plan participants with the fund, or that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by retirement recordkeepers are eligible to purchase Investor, Institutional, A and C Class shares. For more information regarding employer-sponsored retirement plan types, please refer to Buying and Selling Fund Shares in the statement of additional information. A and C Class purchases are available at net asset value with no dealer commission paid to the financial professional, and do not incur a CDSC. A and C Class shares purchased in employer-sponsored retirement plans are subject to applicable distribution and service (12b-1) fees, which the financial intermediary begins receiving immediately at the time of purchase. American Century does not impose minimum initial investment amount, plan size or participant number requirements by class for employer-sponsored retirement plans; however, financial intermediaries or plan recordkeepers may require plans to meet different requirements.
If you hold your fund shares through a tax-deferred investment plan, such as a 401(k) plan or an IRA, any distributions received from the fund may be taxable as ordinary income upon withdrawal from the tax-deferred plan, regardless of whether the distributions were tax-exempt when earned.
Exchanging Shares
You may exchange shares of the fund for shares of the same class of another American Century Investments fund without a sales charge if you meet the following criteria:

•	The exchange is for a minimum of $100

•	For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange
For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.
Moving Between Share Classes and Accounts
You may move your investment between share classes (within the same fund or between different funds) in certain circumstances deemed appropriate by American Century Investments. You also may move investments held in certain accounts to a different type of account if you meet certain criteria. Please contact your financial professional for more information about moving between share classes or account types.
Buying and Selling Shares Through a Financial Intermediary
Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include

•	minimum investment requirements

•	exchange policies

•	fund choices

•	cutoff time for investments

•	trading restrictions
In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the fund. Please contact your financial intermediary for a complete description of its policies. Copies of the fund’s annual reports, semiannual reports and statement of additional information are available from your financial intermediary.
The fund has authorized certain financial intermediaries to accept orders on the fund’s behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund’s behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.
If you submit a transaction request through a financial intermediary that does not have a selling agreement with us, or if the financial intermediary’s selling agreement does not cover the type of account or share class requested, we may reject or cancel the transaction without prior notice to you or the intermediary.

See Additional Policies Affecting Your Investment for more information about investing with us.

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Additional Policies Affecting Your Investment
Eligibility for Investor Class Shares
The fund’s Investor Class shares are available for purchase directly from American Century Investments and through the following types of products, programs or accounts offered by financial intermediaries:

•	self-directed accounts on transaction-based platforms that may or may not charge a transaction fee

•	employer-sponsored retirement plans

•	broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts

•	insurance products and bank/trust products where fees are being charged
The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.
Minimum Initial Investment Amounts (other than Institutional Class)
Unless otherwise specified below, the minimum initial investment amount to open an account is $5,000. Investors opening accounts through financial intermediaries may open an account with $250, but the financial intermediaries may require their clients to meet different investment minimums. See Investing Through a Financial Intermediary for more information.

Broker-dealer sponsored wrap program accounts and/or fee-based advisory accounts	No minimum
Coverdell Education Savings Account (CESA)	$5,000 [1,2]

[1]	The minimum initial investment for shareholders investing through financial intermediaries is $250. Financial intermediaries may have different minimums for their clients.

[2]	To establish a CESA, you must exchange from another American Century Investments CESA or roll over a minimum of $5,000, in order to meet the fund’s minimum.
Subsequent Purchases
There is a $50 minimum for subsequent purchases. See Ways to Manage Your Account for more information about making additional investments directly with American Century Investments. However, there is no subsequent purchase minimum for financial intermediaries, but financial intermediaries may require their clients to meet different subsequent purchase requirements.
Eligibility for Institutional Class Shares
The Institutional Class shares are made available for purchase by individuals and large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund’s minimum investment requirements.
Minimum Initial Investment Amounts (Institutional Class)
The minimum initial investment amount is generally $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations), or in other situations as determined by American Century Investments. American Century Investments may permit an intermediary to waive the initial minimum per shareholder as provided in Buying and Selling Fund Shares in the statement of additional information. In addition, there is no minimum initial investment amount for employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and where plan level or omnibus accounts are held on the books of the fund. Financial intermediaries or plan recordkeepers may require plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.
Limitations on Sale
As of the date of this prospectus, the fund is registered for sale only in the following states and territories: Arizona, California, Colorado, Florida, Hawaii, Idaho, Montana, New Mexico, Nevada, New York, Oregon, Texas, Utah, Washington, the Virgin Islands and Guam.

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Redemptions
If you sell C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above. Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.
However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within seven days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a seven-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.
In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.
Special Requirements for Large Redemptions
If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.
We will value these securities in the same manner as we do in computing the fund’s net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.
If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.
Redemption of Shares in Accounts Below Minimum
If your account balance falls below the minimum initial investment amount for any reason, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 60 days to meet the minimum. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20 percentage points higher than the Institutional Class.
Signature Guarantees
A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

•	Your redemption or distribution check or automatic redemption is made payable to someone other than the account owners.

•	Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.

•	You are transferring ownership of an account over $100,000.

•	You change your address and request a redemption over $100,000 within seven days.
We reserve the right to require a signature guarantee for other transactions, or we may employ other security measures, such as signature comparison, at our discretion.
Canceling a Transaction
American Century Investments will use its best efforts to honor your request to revoke a transaction instruction if your revocation request is received prior to the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time) on the trade date of the transaction. Once processing has begun, or the NYSE has closed on the trade date, the transaction can no longer be canceled. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

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Frequent Trading Practices
Frequent trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of frequent trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by frequent trading if the additional trading costs are significant.
Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Trustees has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.
American Century Investments uses a variety of techniques to monitor for and detect frequent trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of frequent trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.
Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be frequent trading if the sale is made:

•	within seven days of the purchase, or

•	within 30 days of the purchase, if it happens more than once per year.
To the extent practicable, we try to use the same approach for defining frequent trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.
The frequent trading limitations do not apply to the following types of transactions:

•	purchases of shares through reinvested distributions (dividends and capital gains);

•	redemption of shares to pay fund or account fees;

•	CheckWriting redemptions;

•	redemptions requested following the death of a registered shareholder;

•	transactions through automatic purchase or redemption plans;

•	transfers and re-registrations of shares within the same fund;

•	shares exchanged from one share class to another within the same fund;

•	transactions by 529 college savings plans and funds of funds (however shareholders of American Century’s funds of funds are subject to the limitations); and

•	reallocation or rebalancing transactions in broker-dealer sponsored fee-based wrap and advisory programs.
For shares held in employer-sponsored retirement plans, generally only participant-directed exchange transactions are subject to the frequent trading restrictions. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, or SARSEPs.
In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.
American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties and restrictions may not be applied uniformly in all cases .

18

Your Responsibility for Unauthorized Transactions
American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requiring personalized security codes or other information online, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.
A Note About Mailings to Shareholders
To reduce the amount of mail you receive from us, we generally deliver a single copy of fund documents (like shareholder reports, proxies and prospectuses) to investors who share an address, even if their accounts are registered under different names. Investors who share an address may also receive account-specific documents (like statements) in a single envelope. If you prefer to receive your documents addressed individually, please call us or your financial professional. For American Century Investments brokerage accounts, please call 1-888-345-2071.
Right to Change Policies
We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

19

Share Price and Distributions
Share Price
American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

The net asset value , or NAV, of each class of the fund is the current value of the fund’s assets attributable to the class, minus any liabilities, divided by the number of shares of the class outstanding.

Readily available market quotations for fixed income securities shall generally be received from independent pricing services that have been approved by the Board. It is anticipated that such pricing services will generally provide evaluated prices based on accepted industry conventions. Evaluated prices are commonly derived through utilization of market models. Such models take into consideration various market factors and security characteristics. These include, but are not limited to, the following: trade data, quotations from broker-dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities and other relevant security specific information. Debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.
If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to, a debt security has been declared in default, or trading in a security has been halted during the trading day.
If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.
The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.
With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies), the fund’s NAV will be calculated based upon the NAVs of such registered investment companies. These registered investment companies are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.
Distributions
Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

The fund expects to declare distributions from net income, if any, daily. These distributions are paid on the last business day of each month. The fund generally pays distributions from capital gains, if any, once a year usually in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. The fund intends to designate distributions from net income as exempt-interest dividends. To be eligible to make this designation, at least 50% of the value of a fund’s total assets must consist of tax-exempt interest obligations at the close of each quarter.
You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, or to your home address or to another person or address by check.

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Taxes
Tax-Exempt Income
Most of the income that the fund receives from municipal securities is exempt from California and regular federal income taxes. However, corporate shareholders should be aware that distributions are subject to California’s corporate franchise tax.
The fund also may purchase private activity bonds. The income from these securities is subject to the federal alternative minimum tax. If you are subject to the alternative minimum tax, distributions from the fund that represent income derived from private activity bonds are taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.
Taxable Income
The fund’s investment performance also is based on sources other than income from municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are

•
Market Discount Purchases. The fund may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a portion of the gain may be treated as ordinary income and taxable as ordinary income if it is distributed to shareholders.

•	Capital Gains. When the fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss, which you must report on your tax return.

•	Temporary Investments. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.
Taxability of Distributions
Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are generally exempt from regular federal income tax. However, if distributions are federally taxable, such distributions may be designated as qualified dividend income. If so, and if you meet a minimum required holding period with respect to your shares of the fund, such distributions of income are taxed at the same rates as long-term capital gains. The fund does not expect a significant portion of its distributions to be derived from qualified dividend income.

Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.
The tax character of any distributions from capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions or take them in cash. Short-term (one year or less) capital gains are taxable as ordinary income. Gains on securities held for more than one year are taxed at the lower rates applicable to long-term capital gains.
If a fund’s distributions exceed current and accumulated earnings and profits, such excess will generally be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.
For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax character of fund distributions for each calendar year in an annual tax mailing.
If you meet specified income levels, you will also be subject to a 3.8% Medicare contribution tax which is imposed on net investment income, including interest, dividends and capital gains. This tax is not imposed on tax-exempt interest.
If you hold your fund shares through a tax-deferred investment plan, such as a 401(k) plan or an IRA, any distributions received from the fund may be taxable as ordinary income upon withdrawal from the tax-deferred plan, regardless of whether the distributions were tax-exempt when earned.
Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

21

Taxes on Transactions
Your redemptions—including exchanges to other American Century Investments funds—are subject to capital gains tax. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and will be disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.
If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.
Buying a Dividend
Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.
The risk in buying a dividend is that a fund’s portfolio may build up taxable income and gains throughout the period covered by a distribution, as income is earned and securities are sold at a profit. The fund distributes the income and gains to you, after subtracting any losses, even if you did not own the shares when the income was earned or the gains occurred.
If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the income earned or the gains realized in the fund’s portfolio.

22

Multiple Class Information
The fund offers multiple classes of shares. The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients to not require the same level of shareholder and administrative services from the advisor as shareholders of the other classes. As a result, the advisor is able to charge this class a lower unified management fee. Different fees and expenses will affect performance.
Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for conversion from that class into shares of the Investor Class of the same fund.
Service, Distribution and Administrative Fees
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class and 1.00% for C Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see Multiple Class Structure in the statement of additional information.
Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund’s distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. These payments may create a conflict of interest by influencing the intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

23

Financial Highlights
Understanding the Financial Highlights
The table on the next few pages itemizes what contributed to the changes in share price during the most recently ended fiscal period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period, if the share class is not five years old).
On a per-share basis, the table includes as appropriate

•	share price at the beginning of the period

•	investment income and capital gains or losses

•	distributions of income and capital gains paid to investors

•	share price at the end of the period
The table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions

•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets

•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets

•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period
The Financial Highlights that follow have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund’s annual report, which is available upon request.

24

California High-Yield Municipal Fund

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014	$9.33	0.41	0.92	1.33	(0.41)	$10.25	14.50%	0.50%	0.50%	4.14%	4.14%	57%	$571,924
2013	$10.13	0.40	(0.80)	(0.40)	(0.40)	$9.33	(4.14)%	0.50%	0.50%	3.99%	3.99%	81%	$472,141
2012	$9.40	0.45	0.73	1.18	(0.45)	$10.13	12.79%	0.50%	0.50%	4.55%	4.55%	48%	$506,399
2011	$9.69	0.47	(0.29)	0.18	(0.47)	$9.40	2.07%	0.49%	0.51%	5.10%	5.08%	37%	$374,467
2010	$8.88	0.47	0.81	1.28	(0.47)	$9.69	14.78%	0.49%	0.51%	5.08%	5.06%	17%	$417,503
Institutional Class
2014	$9.33	0.43	0.92	1.35	(0.43)	$10.25	14.73%	0.30%	0.30%	4.34%	4.34%	57%	$76,561
2013	$10.13	0.42	(0.80)	(0.38)	(0.42)	$9.33	(3.94)%	0.30%	0.30%	4.19%	4.19%	81%	$25,217
2012	$9.40	0.46	0.74	1.20	(0.47)	$10.13	13.01%	0.30%	0.30%	4.75%	4.75%	48%	$22,287
2011	$9.69	0.49	(0.29)	0.20	(0.49)	$9.40	2.27%	0.29%	0.31%	5.30%	5.28%	37%	$9,784
2010(3)	$9.28	0.25	0.41	0.66	(0.25)	$9.69	7.16%	0.29%(4)	0.31%(4)	5.24%(4)	5.22%(4)	17%(5)	$27
A Class
2014	$9.33	0.38	0.92	1.30	(0.38)	$10.25	14.21%	0.75%	0.75%	3.89%	3.89%	57%	$114,878
2013	$10.13	0.38	(0.80)	(0.42)	(0.38)	$9.33	(4.38)%	0.75%	0.75%	3.74%	3.74%	81%	$105,296
2012	$9.40	0.42	0.73	1.15	(0.42)	$10.13	12.51%	0.75%	0.75%	4.30%	4.30%	48%	$117,162
2011	$9.69	0.45	(0.29)	0.16	(0.45)	$9.40	1.82%	0.74%	0.76%	4.85%	4.83%	37%	$89,028
2010	$8.88	0.45	0.81	1.26	(0.45)	$9.69	14.50%	0.74%	0.76%	4.83%	4.81%	17%	$106,577
C Class
2014	$9.33	0.31	0.92	1.23	(0.31)	$10.25	13.37%	1.50%	1.50%	3.14%	3.14%	57%	$23,860
2013	$10.13	0.30	(0.80)	(0.50)	(0.30)	$9.33	(5.09)%	1.50%	1.50%	2.99%	2.99%	81%	$25,056
2012	$9.40	0.35	0.73	1.08	(0.35)	$10.13	11.67%	1.50%	1.50%	3.55%	3.55%	48%	$29,388
2011	$9.69	0.38	(0.29)	0.09	(0.38)	$9.40	1.06%	1.49%	1.51%	4.10%	4.08%	37%	$23,917
2010	$8.88	0.38	0.81	1.19	(0.38)	$9.69	13.64%	1.49%	1.51%	4.08%	4.06%	17%	$30,286
Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	March 1, 2010 (commencement of sale) through August 31, 2010.

(4)	Annualized.

(5)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2010.

Notes

Where to Find More Information

Annual and Semiannual Reports
Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders, dated August 31, 2014 .
Statement of Additional Information (SAI)
The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.
You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.
The Securities and Exchange Commission (SEC)
Information about the fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Fund Reference	Fund Code	Newspaper Listing
California High-Yield Municipal Fund
Investor Class	933	CaHYMu
Institutional Class	1133	CaHYMu
A Class	133	CaHYMu
C Class	433	CaHYMu
This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419385 Kansas City, Missouri 64141-6385 1-800-345-6488

Investment Company Act File No. 811-3706
CL-PRS- 83595   1501

January 1, 2015

American Century Investments
Prospectus

California Intermediate-Term Tax-Free Bond Fund
Investor Class (BCITX)
Institutional Class (BCTIX)
A Class (BCIAX)
C Class (BCIYX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	3
Principal Risks	3
Fund Performance	3
Portfolio Management	4
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
Objectives, Strategies and Risks	6
Management	8
Investing Directly with American Century Investments	10
Investing Through a Financial Intermediary	12
Additional Policies Affecting Your Investment	16
Share Price and Distributions	20
Taxes	21
Multiple Class Information	23
Financial Highlights	24

© 2015 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary
Investment Objective
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	4.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C
Management Fee	0.47%	0.27%	0.47%	0.47%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%
Other Expenses	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.47%	0.27%	0.72%	1.47%

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$48	$151	$264	$592
Institutional Class	$28	$87	$152	$344
A Class	$520	$670	$833	$1,305
C Class	$150	$466	$803	$1,756
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 52% of the average value of its portfolio.

2

Principal Investment Strategies
The portfolio managers primarily buy investment-grade debt securities and, under normal market conditions, will invest at least 80% of the fund’s net assets in debt securities that have interest payments exempt from federal and California income taxes. Cities, counties and other municipalities in California and U.S. territories, such as Puerto Rico, issue these securities.
The fund’s weighted average maturity will be not less than three years nor more than ten years. However, there is no maturity limit on individual securities.
Although the fund invests primarily in investment-grade securities, up to 20% of the value of the fund’s net assets may be invested in below investment-grade securities (BB and below), also known as junk bonds . The fund also may invest in securities which, while not rated, are determined by the portfolio managers to be of comparable credit quality to those rated below investment-grade.
When determining whether to sell a security, portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers.
Principal Risks

•
Credit Risk – Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
Below Investment-Grade Securities Risk  – Issuers of lower rated, high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

•
Interest Rate Risk – Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund’s interest rate risk is moderate under normal market conditions, but it may fluctuate as the portfolio managers reposition the fund in response to changing market conditions. A period of rising interest rates may negatively affect the fund’s performance.

•
California Economic Risk – The fund will be sensitive to events that affect California’s economy. Significant political or economic developments in California will likely impact virtually all municipal securities issued in the state. Because the fund invests primarily in California municipal securities, it may have a higher level of risk than funds that invest in a larger universe of securities.

•
Municipal Securities Risk – The fund invests primarily in municipal securities, so it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. By investing primarily in municipal securities, the fund may have a higher level of risk than funds that invest in a larger universe of securities.

•
Loss of Tax Exemptions Risk – There is no guarantee that all of the fund’s income will be exempt from federal or state income taxes. Income from municipal bonds held by the fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

•
Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price . Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

•	Market Risk – The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

3

Calendar Year Total Returns
Highest Performance Quarter (3Q 2009): 6.57% Lowest Performance Quarter (4Q 2010): -4.11%
As of September 30, 2014 , the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 5.48% .

Average Annual Total Returns For the calendar year ended December 31, 2013	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	-1.31%	5.24%	3.71%	—	11/09/1983
Return After Taxes on Distributions	-1.31%	5.24%	3.71%	—	11/09/1983
Return After Taxes on Distributions and Sale of Fund Shares	0.34%	4.86%	3.69%	—	11/09/1983
Institutional Class Return Before Taxes	-1.02%	—	—	4.16%	03/01/2010
A Class Return Before Taxes	-5.87%	4.03%[1]	2.99%[1]	—	03/01/2010
C Class Return Before Taxes	-2.20%	4.22%[1]	2.70%[1]	—	03/01/2010
Barclays 7 Year Municipal Bond Index (reflects no deduction for fees, expenses and taxes)	-0.97%	5.05%	4.37%	—	—

[1]
Historical performance for A and C Classes prior to their inception is based on the performance of Investor Class shares. A and C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

After-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Joseph Gotelli, Vice President and Portfolio Manager, has served on teams managing fixed-income investments for American Century Investments since joining the advisor in 2008.
Alan Kruss, Vice President and Portfolio Manager, has served on teams managing fixed-income investments for American Century Investments since joining the advisor in 1997.
Steven M. Permut, Senior Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments for American Century Investments since joining the advisor in 1987.

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Purchase and Sale of Fund Shares
You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers), by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business and Not-For-Profit Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.
Unless otherwise specified below, the minimum initial investment amount to open an account is $5,000 (including Coverdell Education Savings Accounts). Investors opening accounts through financial intermediaries may open an account with $250 for all classes except the Institutional Class, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations.
The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations), but the minimum may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in the American Century family of funds of $10 million or more.
For all share classes, there is no minimum initial investment amount for certain employer-sponsored retirement plans, however, financial intermediaries or plan recordkeepers may require plans to meet different minimums. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans.
Tax Information
The fund intends to distribute income that is exempt from regular federal and California income taxes, however, fund distributions may be subject to capital gains tax. A portion of the fund’s distributions may be subject to federal and/or California income taxes or to the federal alternative minimum tax.
If you hold your fund shares through a tax-deferred investment plan, such as a 401(k) plan or an IRA, any distributions received from the fund may be taxable as ordinary income upon withdrawal from the tax-deferred plan, regardless of whether the distributions were tax-exempt when earned.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

Objectives, Strategies and Risks
What is the fund’s investment objective?
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes.
What are the fund’s principal investment strategies?
The portfolio managers primarily buy investment-grade debt securities, and, under normal market conditions, will invest at least 80% of the fund’s net assets in debt securities with interest payments exempt from federal and California income taxes. The fund may change this 80% policy only upon 60 days’ prior written notice to shareholders. Cities, counties and other municipalities in California and U.S. territories, such as Puerto Rico, usually issue these securities for public projects, such as schools and roads.

Debt securities include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities.

An investment-grade debt security is one that has been rated by an independent rating agency in the top four credit quality categories or determined by the advisor to be of comparable credit quality. The details of the fund’s credit quality standards are described in the statement of additional information.

Municipalities include states, cities, counties, incorporated townships, the District of Columbia and U.S. territories and possessions. They can issue private activity bonds and public purpose bonds.

The fund’s weighted average maturity will be not less than three years nor more than ten years. However, there is no maturity limit on individual securities. The portfolio managers actively manage the fund’s portfolio, seeking to manage the interest rate risk and credit risk assumed by the fund.

Weighted average maturity (WAM) is a method for comparing portfolios of bonds by calculating the average time until full maturity weighted by the market value of the principal amount to be paid. A fund that contains a large proportion of bonds with significant periods of time remaining on their maturity terms will have a longer WAM, while the WAM will be shorter for a fund that contains more bonds close to maturity.

Although the fund invests primarily in investment-grade securities, up to 20% of the value of the fund’s net assets may be invested in below investment-grade securities (BB and below), also known as junk bonds. The fund may also invest in securities which, while not rated, are determined by the portfolio managers to be of comparable credit quality to those rated below investment-grade.
Although not historically part of the core strategy of the fund and unlikely to occur in the future, the portfolio managers are permitted to invest up to 20% of the fund’s assets in debt securities with interest payments that are subject to federal income tax, California income tax and/or the federal alternative minimum tax.
The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities in advance to generate additional income.
In addition to the principal investment strategies described above, the fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), provided that such investments are in keeping with the fund’s investment objective.
In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objective and may generate taxable income.
When determining whether to sell a security, portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers.
A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.
What are the principal risks of investing in the fund?
Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. A lower credit rating indicates a greater risk of nonpayment. Changes in the credit rating of a debt security held by the fund could have a

6

similar effect. The fund’s credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.
The fund may invest all of its assets in securities rated in the lowest investment-grade category (for example, Baa or BBB). The issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments, than issuers of higher-rated securities. The fund may also invest part of its assets in securities rated below investment-grade or that are unrated, including bonds that are in technical or monetary default. By definition, the issuers of many of these securities may have problems making interest and principal payments. Below investment-grade municipal bonds are vulnerable to real or perceived changes in the business climate and can be less liquid and more volatile.
When interest rates change, the fund’s share value will be affected. Generally, when interest rates rise, the fund’s share value will decline. The opposite is true when interest rates decline. The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of the particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. Therefore, a period of rising interest rates may negatively affect the fund’s performance. The fund’s interest rate risk is moderate under normal market conditions, but it may fluctuate as the portfolio managers reposition the fund in response to changing market conditions.
Because the fund invests primarily in California municipal securities, it will be sensitive to events that affect California’s economy. Significant political or economic developments in California will likely impact virtually all municipal securities issued in the state. The fund may have a higher level of risk than funds that invest in a larger universe of securities. For more information about the risks affecting California securities, see the statement of additional information.
Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. By investing primarily in municipal securities, the fund may have a higher level of risk than funds that invest in a larger universe of securities.
The portfolio managers monitor the fund’s weighted average maturity and seek to adjust it as appropriate, taking into account market conditions and other relevant factors. Thus, under normal market conditions, its potential income and potential loss are moderate as compared to other funds, but may fluctuate as the portfolio managers reposition the fund in response to changing market conditions.
There is no guarantee that all of the fund’s income will be exempt from federal or state income taxes. The portfolio managers are permitted to invest up to 20% of the fund’s assets in debt securities with interest payments that are subject to federal income tax, California income tax and/or the federal alternative minimum tax. In addition, income from municipal bonds held by the fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.
The fund may also be subject to liquidity risk. The chance that a fund will have difficulty selling its debt securities is called liquidity risk. During periods of market turbulence or unusually low trading activity, to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price . Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.
The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally, particular industries, real or perceived adverse economic conditions or investor sentiment generally.
The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. Although the advisor seeks to minimize the impact of such transactions where possible, the fund’s performance may be adversely affected.
Although the fund’s use of derivative instruments is limited, be aware that the use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including, liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the swap agreement. Gains or losses involving some futures, options, and other derivatives may be substantial, in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for a fund.
At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

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Management
Who manages the fund?
The Board of Trustees, investment advisor and fund management teams play key roles in the management of the fund.
The Board of Trustees
The Board of Trustees is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The trustees’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the trustees are independent of the fund’s advisor. They are not employees, directors or officers of, and have no financial interest in, the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds), and they do not have any other affiliations, positions, or relationships that would cause them to be considered “interested persons” under the Investment Company Act of 1940.
The Investment Advisor
The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.
The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of the investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.
For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. The advisor may pay unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.
The percentage rate used to calculate the management fee for each class of shares of a fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the “Category Fee”) and (ii) the assets of all funds in the American Century Investments family of funds (the “Complex Fee”). The statement of additional information contains detailed information about the calculation of the management fee.

Management Fees Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended August 31, 2014	Investor Class	Institutional Class	A Class	C Class
California Intermediate-Term Tax-Free Bond	0.47%	0.27%	0.47%	0.47%

A discussion regarding the basis for the Board of Trustees’ approval of the fund’s investment advisory agreement with the advisor is available in the fund’s annual report to shareholders dated August 31, 2014 .

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The Fund Management Team
The advisor uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Designated portfolio managers serve on the firm’s Global Macro Strategy Team, which is responsible for periodically adjusting each fund’s strategic investment parameters based on economic and market conditions. The fund’s other portfolio managers are responsible for security selection and portfolio construction for the fund within these strategic parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the fund.
The individuals listed below are jointly and primarily responsible for the day-to-day management of the fund.
Joseph Gotelli
Mr. Gotelli, Vice President and Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 2008. Prior to joining American Century Investments, he spent six years at Franklin Templeton Investments as an assistant portfolio manager. He has a bachelor’s degree in business economics from the University of California, Santa Barbara and an MBA from Santa Clara University.
Alan Kruss
Mr. Kruss, Vice President and Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 1997. He has a bachelor’s degree in finance from San Francisco State University.
Steven M. Permut ( Global Macro Strategy Team Representative)
Mr. Permut, Senior Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 1987. He has a bachelor’s degree in business and geography from State University of New York – Oneonta and an MBA in finance from Golden Gate University – San Francisco.
The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.
Fundamental Investment Policies
Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees and/or the advisor may change any other policies and investment strategies.

9

Investing Directly with American Century Investments
Services Automatically Available to You
Most accounts automatically have access to the services listed under Ways to Manage Your Account when the account is opened. If you have questions about the services that apply to your account type, please call us.
Generally, once your account is established, any registered owner (including those on jointly owned accounts) or any trustee (including those on trust accounts with multiple trustees), or any authorized signer on business accounts with multiple authorized signers, may transact business by any of the methods described below. American Century reserves the right to require all owners or trustees or authorized signers to act together, at our discretion.
Account Maintenance Fee
If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee as soon as administratively possible. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management by visiting americancentury.com.

Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

Wire Purchases
Current Investors: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

•	American Century Investments bank information: Commerce Bank N.A., Routing No. 101000019, Account No. 2804918

•	Your American Century Investments account number and fund name

•	Your name

•	The contribution year (for IRAs only)

•	Dollar amount
New Investors: To make a wire purchase into a new account, please complete an application or call us prior to wiring money.

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Ways to Manage Your Account

ONLINE
americancentury.com
Open an account: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Exchange shares from another American Century Investments account with an identical registration.
Make additional investments: Make an additional investment into an established American Century Investments account. If we do not have your bank information, you can add it.
Sell shares*: Redeem shares and choose whether the proceeds are electronically transferred to your authorized bank account or sent by check to your address of record.
* Online redemptions up to $25,000 per day per account.
IN PERSON
If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

•	4500 Main Street, Kansas City, MO — 8 a.m. to 5 p.m., Monday – Friday

•	4917 Town Center Drive, Leawood, KS — 8 a.m. to 5 p.m., Monday – Friday; 8 a.m. to noon, Saturday

•	1665 Charleston Road, Mountain View, CA — 8 a.m. to 5 p.m., Monday – Friday
BY TELEPHONE
Investor Services Representative: 1-800-345-2021
Business and Not-For-Profit: 1-800-345-3533
Automated Information Line: 1-800-345-8765
Open an account: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Call or use our Automated Information Line (available only to Investor Class shareholders).
Make additional investments: Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to Investor Class shareholders.
Sell shares: Call or use our Automated Information Line. The Automated Information Line redemptions are up to $25,000 per day per account and are available for Investor Class shareholders only.
BY MAIL OR FAX
Mail Address: P.O. Box 419200, Kansas City, MO 64141-6200 — Fax: 1-888-327-1998
Open an account: Send a signed, completed application and check or money order payable to American Century Investments.
Exchange shares: Send written instructions to exchange your shares from one American Century Investments account to another with an identical registration.
Make additional investments: Send your check or money order for at least $50 with an investment slip. If you don’t have an investment slip, include your name, address and account number on your check or money order.
Sell shares: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.
AUTOMATICALLY
Open an account: Not available.
Exchange shares: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another with an identical registration.
Make additional investments: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.
Sell shares: You may sell shares automatically by establishing a systematic redemption plan.

See Additional Policies Affecting Your Investment for more information about investing with us.

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Investing Through a Financial Intermediary
The fund may be purchased through financial intermediaries that provide various administrative and distribution services.

Financial intermediaries include banks, broker-dealers, insurance companies and financial professionals.
Although each class of the fund’s shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.
Investor Class
Investor Class shares are available for purchase without sales charges or commissions but may be subject to account or transaction fees if purchased through financial intermediaries. These shares are available to investors in retail brokerage accounts, broker-dealer-sponsored fee-based advisory accounts, other advisory accounts where fees are charged, and employer-sponsored retirement plans.
Institutional Class
Institutional Class shares are available for purchase without sales charges or commissions by endowments, foundations, large institutional investors, employer-sponsored retirement plans and other financial intermediaries.
A Class
A Class shares are available for purchase through broker-dealers and other financial intermediaries. These shares carry an initial sales charge and an ongoing distribution and service (12b-1) fee that is used to compensate your financial professional. See Calculation of Sales Charges below for commission amounts received by financial professionals on the purchase of A Class shares. The sales charge decreases with the size of the purchase, and may be reduced or eliminated in certain situations. See Reductions and Waivers of Sales Charges for A Class and CDSC Waivers below for a full description of the breakpoints, reductions and waivers that may be available through financial intermediaries in certain types of accounts or products.
C Class
C Class shares are available for purchase through broker-dealers and other financial intermediaries. These shares do not have an initial sales charge but carry an ongoing distribution and service (12b-1) fee. Except as noted below, the commission paid to your financial professional for purchases of C Class shares is 1.00% of the amount invested, and the shares have a contingent deferred sales charge (CDSC) when redeemed within one year of purchase. Your financial professional does not receive the distribution and service (12b-1) fee until the CDSC period has expired (it is retained by the distributor). See CDSC Waivers below for a full description of the waivers that may be available.
Calculation of Sales Charges
The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the Investors Using Advisors and Investment Professionals portions of the website. From the description of A or C Class shares, a hyperlink will take you directly to this disclosure.
A Class
A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Commission as a % of Offering Price
Less than $100,000	4.50%	4.71%	4.00%
$100,000 - $249,999	3.50%	3.63%	3.00%
$250,000 - $499,999	2.50%	2.56%	2.00%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 - $3,999,999	0.00%	0.00%	0.75%
$4,000,000 - $9,999,999	0.00%	0.00%	0.50%
$10,000,000 or more	0.00%	0.00%	0.25%

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There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a deferred sales charge of 1.00% of the lower of the original purchase price or the current market value at redemption, subject to the exceptions listed below. No sales charge applies to reinvested dividends. No dealer commission will be paid to your financial professional for purchases by certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
Reductions and Waivers of Sales Charges for A Class
You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century Investments at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated.
You and your immediate family (which includes your spouse or domestic partner and children, step-children, parents or step-parents of you, your spouse or domestic partner) may combine investments in any share class of any American Century Investments fund (excluding certain assets in money market accounts, but including, beginning January 1, 2011, account assets invested in Qualified Tuition Programs under Section 529) to reduce your A Class sales charge in the following ways:
Account Aggregation. Investments made by you and your immediate family may be aggregated at each account’s current market value if made for your own account(s) and/or certain other accounts, such as:

•	Certain trust accounts

•	Solely controlled business accounts

•	Single-participant retirement plans

•	Endowments or foundations established and controlled by you or an immediate family member
For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.
Concurrent Purchases. You may combine simultaneous purchases in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.
Rights of Accumulation. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.
Letter of Intent. A Letter of Intent allows you to combine all purchases of any share class of any American Century Investments fund you intend to make over a 13-month period to determine the applicable sales charge, except for purchases in the A or C Class of money market funds. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional A Class sales charges that will be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.
Waivers for Certain Investors. The sales charge on A Class shares may be waived for:

•
Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members, which includes their spouse or domestic partner and children, step-children, parents or step-parents of them, their spouse or domestic partner) having selling agreements with the advisor or distributor

•
Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century Investments

•	Current officers, directors and employees of American Century Investments

•
Certain group employer-sponsored retirement plans, where plan level or omnibus accounts are held with the fund, or shares are purchased by certain retirement plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by retirement recordkeepers. For purposes of this waiver, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. However, SEP IRA, SIMPLE IRA or SARSEP retirement plans that (i) held shares of an A Class fund prior to March 1, 2009 that received sales charge waivers or (ii) held shares of an Advisor Class fund that was renamed A Class on March 1, 2010, may permit additional purchases by new and existing participants in A Class shares without an initial sales charge. Refer to Buying and Selling Fund Shares in the statement of additional information.

•
Purchases of additional shares in accounts that held shares of an Advisor Class fund that was renamed A Class on either September 4, 2007, December 3, 2007 or March 1, 2010. However, if you close your account or if you transfer your account to another financial intermediary, future purchases of A Class shares of a fund may not receive a sales charge waiver.

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An investor who receives a sales charge waiver for purchases of fund shares through a financial intermediary may become ineligible to receive such waiver if the nature of the investor’s relationship with and/or the services it receives from the financial intermediary changes. Please consult with your financial professional for further details.
C Class
C Class shares are sold at their net asset value without an initial sales charge. If you purchase shares through a financial intermediary who receives a commission from the fund’s distributor on the purchase and you redeem your shares within 12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund’s distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.
American Century Investments generally limits purchases of C Class shares to investors whose aggregate investments in American Century Investments funds are less than $1,000,000. However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century Investments fund (excluding certain assets in money market accounts, but including, beginning January 1, 2011, account assets invested in Qualified Tuition Programs under Section 529) in accounts held by you and your immediate family members (which includes your spouse or domestic partner and children, step-children, parents or step-parents of you, your spouse or domestic partner) . Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.
Calculation of Contingent Deferred Sales Charge (CDSC)
To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).
CDSC Waivers
Any applicable CDSC for A or C Classes may be waived in the following cases:

•	redemptions through systematic withdrawal plans not exceeding annually 12% of the lesser of the original purchase cost or current market value for A and C Class shares

•	redemptions through employer-sponsored retirement plan accounts. For this purpose, employer-sponsored retirement plans do not include SIMPLE IRAs, SEP IRAs or SARSEPS.

•	distributions from IRAs due to attainment of age 59½ for A and C Class shares

•	required minimum distributions from retirement accounts upon reaching age 70½

•	tax-free returns of excess contributions to IRAs

•	redemptions due to death or post-purchase disability

•	exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan, for A Class shares only

•	if no dealer commission was paid to the financial intermediary on the purchase for any other reason
Reinstatement Privilege
Within 90 days of a redemption, dividend payment or capital gains distribution of any A or B Class shares, you may reinvest all or a portion of the proceeds in A Class shares of any American Century Investments fund at the then-current net asset value without paying an initial sales charge. At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You may use the privilege only once per account. This privilege may only be invoked by the original account owner to reinvest shares in an account with the same registration as the account from which the redemption or distribution originated. This privilege does not apply to systematic or automatic transactions, including, for example, automatic purchases, withdrawals and payroll deductions. If you wish to use this reinvestment privilege, you or your financial professional must provide written notice to American Century Investments.

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Employer-Sponsored Retirement Plans
Certain group employer-sponsored retirement plans that hold a single account for all plan participants with the fund, or that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by retirement recordkeepers are eligible to purchase Investor, Institutional, A and C Class shares. For more information regarding employer-sponsored retirement plan types, please refer to Buying and Selling Fund Shares in the statement of additional information. A and C Class purchases are available at net asset value with no dealer commission paid to the financial professional, and do not incur a CDSC. A and C Class shares purchased in employer-sponsored retirement plans are subject to applicable distribution and service (12b-1) fees, which the financial intermediary begins receiving immediately at the time of purchase. American Century does not impose minimum initial investment amount, plan size or participant number requirements by class for employer-sponsored retirement plans; however, financial intermediaries or plan recordkeepers may require plans to meet different requirements.
If you hold your fund shares through a tax-deferred investment plan, such as a 401(k) plan or an IRA, any distributions received from the fund may be taxable as ordinary income upon withdrawal from the tax-deferred plan, regardless of whether the distributions were tax-exempt when earned.
Exchanging Shares
You may exchange shares of the fund for shares of the same class of another American Century Investments fund without a sales charge if you meet the following criteria:

•	The exchange is for a minimum of $100

•	For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange
For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.
Moving Between Share Classes and Accounts
You may move your investment between share classes (within the same fund or between different funds) in certain circumstances deemed appropriate by American Century Investments. You also may move investments held in certain accounts to a different type of account if you meet certain criteria. Please contact your financial professional for more information about moving between share classes or account types.
Buying and Selling Shares Through a Financial Intermediary
Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include

•	minimum investment requirements

•	exchange policies

•	fund choices

•	cutoff time for investments

•	trading restrictions
In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the fund. Please contact your financial intermediary for a complete description of its policies. Copies of the fund’s annual reports, semiannual reports and statement of additional information are available from your financial intermediary.
The fund has authorized certain financial intermediaries to accept orders on the fund’s behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund’s behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.
If you submit a transaction request through a financial intermediary that does not have a selling agreement with us, or if the financial intermediary’s selling agreement does not cover the type of account or share class requested, we may reject or cancel the transaction without prior notice to you or the intermediary.
See Additional Policies Affecting Your Investment for more information about investing with us.

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Additional Policies Affecting Your Investment
Eligibility for Investor Class Shares
The fund’s Investor Class shares are available for purchase directly from American Century Investments and through the following types of products, programs or accounts offered by financial intermediaries:

•	self-directed accounts on transaction-based platforms that may or may not charge a transaction fee

•	employer-sponsored retirement plans

•	broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts

•	insurance products and bank/trust products where fees are being charged
The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.
Minimum Initial Investment Amounts (other than Institutional Class)
Unless otherwise specified below, the minimum initial investment amount to open an account is $5,000. Investors opening accounts through financial intermediaries may open an account with $250, but the financial intermediaries may require their clients to meet different investment minimums. See Investing Through a Financial Intermediary for more information.

Broker-dealer sponsored wrap program accounts and/or fee-based advisory accounts	No minimum
Coverdell Education Savings Account (CESA)	$5,000 [1,2]

[1]	The minimum initial investment for shareholders investing through financial intermediaries is $250. Financial intermediaries may have different minimums for their clients.

[2]	To establish a CESA, you must exchange from another American Century Investments CESA or roll over a minimum of $5,000 in order to meet the fund’s minimum.
Subsequent Purchases
There is a $50 minimum for subsequent purchases. See Ways to Manage Your Account for more information about making additional investments directly with American Century Investments. However, there is no subsequent purchase minimum for financial intermediaries, but financial intermediaries may require their clients to meet different subsequent purchase requirements.
Eligibility for Institutional Class Shares
The Institutional Class shares are made available for purchase by individuals and large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund’s minimum investment requirements.
Minimum Initial Investment Amounts (Institutional Class)
The minimum initial investment amount is generally $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations), or in other situations as determined by American Century Investments. American Century Investments may permit an intermediary to waive the initial minimum per shareholder as provided in Buying and Selling Fund Shares in the statement of additional information. In addition, there is no minimum initial investment amount for employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and where plan level or omnibus accounts are held on the books of the fund. Financial intermediaries or plan recordkeepers may require plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.
Limitations on Sale
As of the date of this prospectus the fund is registered for sale only in the following states and territories: Arizona, California, Colorado, District of Columbia, Florida, Hawaii, New Mexico, Nevada, New York, Oregon, Texas, Utah, Washington, the Virgin Islands and Guam.
Redemptions
If you sell C, or in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above. Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

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However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within seven days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a seven-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.
In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.
Special Requirements for Large Redemptions
If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.
We will value these securities in the same manner as we do in computing the fund’s net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.
If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.
Redemption of Shares in Accounts Below Minimum
If your account balance falls below the minimum initial investment amount for any reason, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 60 days to meet the minimum. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20 percentage points higher than the Institutional Class.
Signature Guarantees
A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

•	Your redemption or distribution check or automatic redemption is made payable to someone other than the account owners.

•	Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.

•	You are transferring ownership of an account over $100,000.

•	You change your address and request a redemption over $100,000 within seven days.
We reserve the right to require a signature guarantee for other transactions, or we may employ other security measures, such as signature comparison, at our discretion.
Canceling a Transaction
American Century Investments will use its best efforts to honor your request to revoke a transaction instruction if your revocation request is received prior to the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time) on the trade date of the transaction. Once processing has begun, or the NYSE has closed on the trade date, the transaction can no longer be canceled. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

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Frequent Trading Practices
Frequent trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of frequent trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by frequent trading if the additional trading costs are significant.
Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Trustees has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.
American Century Investments uses a variety of techniques to monitor for and detect frequent trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of frequent trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.
Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be frequent trading if the sale is made:

•	within seven days of the purchase, or

•	within 30 days of the purchase, if it happens more than once per year.
To the extent practicable, we try to use the same approach for defining frequent trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.
The frequent trading limitations do not apply to the following types of transactions:

•	purchases of shares through reinvested distributions (dividends and capital gains);

•	redemption of shares to pay fund or account fees;

•	CheckWriting redemptions;

•	redemptions requested following the death of a registered shareholder;

•	transactions through automatic purchase or redemption plans;

•	transfers and re-registrations of shares within the same fund;

•	shares exchanged from one share class to another within the same fund;

•	transactions by 529 college savings plans and funds of funds (however shareholders of American Century’s funds of funds are subject to the limitations); and

•	reallocation or rebalancing transactions in broker-dealer sponsored fee-based wrap and advisory programs.
For shares held in employer-sponsored retirement plans, generally only participant-directed exchange transactions are subject to the frequent trading restrictions. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, or SARSEPs.
In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.
American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties and restrictions may not be applied uniformly in all cases.

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Your Responsibility for Unauthorized Transactions
American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requiring personalized security codes or other information online, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.
A Note About Mailings to Shareholders
To reduce the amount of mail you receive from us, we generally deliver a single copy of fund documents (like shareholder reports, proxies and prospectuses) to investors who share an address, even if their accounts are registered under different names. Investors who share an address may also receive account-specific documents (like statements) in a single envelope. If you prefer to receive your documents addressed individually, please call us or your financial professional. For American Century Investments brokerage accounts, please call 1-888-345-2071.
Right to Change Policies
We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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Share Price and Distributions
Share Price
American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

The net asset value, or NAV, of each class of the fund is the current value of the fund’s assets attributable to the class, minus any liabilities, divided by the number of shares of the class outstanding.

Readily available market quotations for fixed income securities shall generally be received from independent pricing services that have been approved by the Board. It is anticipated that such pricing services will generally provide evaluated prices based on accepted industry conventions. Evaluated prices are commonly derived through utilization of market models. Such models take into consideration various market factors and security characteristics. These include, but are not limited to, the following: trade data, quotations from broker-dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities and other relevant security specific information. Debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.
If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to, a debt security has been declared in default, or trading in a security has been halted during the trading day.
If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.
The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.
With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies), the fund’s NAV will be calculated based upon the NAVs of such registered investment companies. These registered investment companies are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.
Distributions
Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

The fund expects to declare distributions from net income, if any, daily. These distributions are paid on the last business day of each month. The fund generally pays distributions from capital gains, if any, once a year usually in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. The fund intends to designate distributions from net income as exempt-interest dividends. To be eligible to make this designation, at least 50% of the value of the fund’s total assets must consist of tax-exempt interest obligations at the close of each quarter.
You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, or to your home address or to another person or address by check.

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Taxes
Tax-Exempt Income
Most of the income that the fund receives from municipal securities is exempt from California and regular federal income taxes. However, corporate shareholders should be aware that distributions are subject to California’s corporate franchise tax.
Taxable Income
The fund’s investment performance also is based on sources other than income from municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are

•
Market Discount Purchases. The fund may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a portion of the gain may be treated as ordinary income and taxable as ordinary income if it is distributed to shareholders.

•	Capital Gains. When the fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss, which you must report on your tax return.

•	Temporary Investments. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.
Taxability of Distributions
Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are generally exempt from regular federal income tax. However, if distributions are federally taxable, such distributions may be designated as qualified dividend income. If so, and if you meet a minimum required holding period with respect to your shares of the fund, such distributions of income are taxed at the same rates as long-term capital gains. The fund does not expect a significant portion of its distributions to be derived from qualified dividend income.

Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

The tax character of any distributions from capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions or take them in cash. Short-term (one year or less) capital gains are taxable as ordinary income. Gains on securities held for more than one year are taxed at the lower rates applicable to long-term capital gains.
If a fund’s distributions exceed current and accumulated earnings and profits, such excess will generally be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.
For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax character of fund distributions for each calendar year in an annual tax mailing.
If you meet specified income levels, you will also be subject to a 3.8% Medicare contribution tax which is imposed on net investment income, including interest, dividends and capital gains. This tax is not imposed on tax-exempt interest.
If you hold your fund shares through a tax-deferred investment plan, such as a 401(k) plan or an IRA, any distributions received from the fund may be taxable as ordinary income upon withdrawal from the tax-deferred plan, regardless of whether the distributions were tax-exempt when earned.
Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.
Taxes on Transactions
Your redemptions—including exchanges to other American Century Investments funds—are subject to capital gains tax. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and will be disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

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If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.
Buying a Dividend
Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.
The risk in buying a dividend is that a fund’s portfolio may build up taxable income and gains throughout the period covered by a distribution, as income is earned and securities are sold at a profit. The fund distributes the income and gains to you, after subtracting any losses, even if you did not own the shares when the income was earned or the gains occurred.
If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the income earned or the gains realized in the fund’s portfolio.

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Multiple Class Information
The fund offers multiple classes of shares. The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as shareholders of the other classes. As a result, the advisor is able to charge this class a lower unified management fee. Different fees and expenses will affect performance.
Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for conversion from that class into shares of the Investor Class of the same fund.
Service, Distribution and Administrative Fees
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class and 1.00% for C Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see Multiple Class Structure in the statement of additional information.
Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund’s distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. These payments may create a conflict of interest by influencing the intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

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Financial Highlights
Understanding the Financial Highlights
The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period, if the share class is not five years old).
On a per-share basis, the table includes as appropriate

•	share price at the beginning of the period

•	investment income and capital gains or losses

•	distributions of income and capital gains paid to investors

•	share price at the end of the period
The table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions

•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets

•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets

•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period
The Financial Highlights that follow have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund’s annual report, which is available upon request.

24

California Intermediate-Term Tax-Free Bond Fund

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014	$11.36	0.29	0.58	0.87	(0.29)	—	(0.29)	$11.94	7.68%	0.47%	2.52%	52%	$1,064,224
2013	$11.96	0.30	(0.60)	(0.30)	(0.30)	—(3)	(0.30)	$11.36	(2.51)%	0.47%	2.48%	46%	$1,000,450
2012	$11.41	0.36	0.55	0.91	(0.36)	—	(0.36)	$11.96	8.06%	0.47%	3.04%	55%	$1,026,796
2011	$11.56	0.40	(0.15)	0.25	(0.40)	—	(0.40)	$11.41	2.27%	0.48%	3.57%	49%	$814,078
2010	$10.98	0.41	0.59	1.00	(0.42)	—	(0.42)	$11.56	9.26%	0.48%	3.70%	11%	$814,105
Institutional Class
2014	$11.37	0.32	0.57	0.89	(0.32)	—	(0.32)	$11.94	7.90%	0.27%	2.72%	52%	$207,978
2013	$11.96	0.32	(0.59)	(0.27)	(0.32)	—(3)	(0.32)	$11.37	(2.32)%	0.27%	2.68%	46%	$160,329
2012	$11.41	0.38	0.55	0.93	(0.38)	—	(0.38)	$11.96	8.28%	0.27%	3.24%	55%	$87,170
2011	$11.57	0.42	(0.16)	0.26	(0.42)	—	(0.42)	$11.41	2.39%	0.28%	3.77%	49%	$37,381
2010(4)	$11.18	0.22	0.39	0.61	(0.22)	—	(0.22)	$11.57	5.50%	0.28%(5)	3.76%(5)	11%(6)	$1,683
A Class
2014	$11.37	0.27	0.57	0.84	(0.27)	—	(0.27)	$11.94	7.41%	0.72%	2.27%	52%	$32,899
2013	$11.96	0.27	(0.59)	(0.32)	(0.27)	—(3)	(0.27)	$11.37	(2.76)%	0.72%	2.23%	46%	$36,644
2012	$11.41	0.32	0.56	0.88	(0.33)	—	(0.33)	$11.96	7.79%	0.72%	2.79%	55%	$36,341
2011	$11.57	0.37	(0.16)	0.21	(0.37)	—	(0.37)	$11.41	1.93%	0.73%	3.32%	49%	$15,077
2010(4)	$11.18	0.19	0.39	0.58	(0.19)	—	(0.19)	$11.57	5.27%	0.73%(5)	3.37%(5)	11%(6)	$2,556
C Class
2014	$11.37	0.18	0.58	0.76	(0.18)	—	(0.18)	$11.95	6.71%	1.47%	1.52%	52%	$17,738
2013	$11.97	0.18	(0.60)	(0.42)	(0.18)	—(3)	(0.18)	$11.37	(3.56)%	1.47%	1.48%	46%	$19,555
2012	$11.42	0.23	0.56	0.79	(0.24)	—	(0.24)	$11.97	6.99%	1.47%	2.04%	55%	$14,361
2011	$11.57	0.29	(0.15)	0.14	(0.29)	—	(0.29)	$11.42	1.27%	1.48%	2.57%	49%	$4,157
2010(4)	$11.18	0.15	0.39	0.54	(0.15)	—	(0.15)	$11.57	4.87%	1.48%(5)	2.65%(5)	11%(6)	$2,076
Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Per-share amount was less than $0.005.

(4)	March 1, 2010 (commencement of sale) through August 31, 2010.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2010.

Notes

Where to Find More Information

Annual and Semiannual Reports
Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders, dated August 31, 2014 .
Statement of Additional Information (SAI)
The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.
You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.
The Securities and Exchange Commission (SEC)
Information about the fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Fund Reference	Fund Code	Newspaper Listing
California Intermediate-Term Tax-Free Bond Fund
Investor Class	931	CAIntTF
Institutional Class	1131	CAIntTF
A Class	1331	CAIntTF
C Class	1231	CAIntTF

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419385 Kansas City, Missouri 64141-6385 1-800-345-6488

Investment Company Act File No. 811-3706
CL-PRS- 83596   1501

January 1, 2015

American Century Investments
Prospectus

California Long-Term Tax-Free Fund
Investor Class (BCLTX)
Institutional Class (BCLIX)
A Class (ALTAX)
C Class (ALTCX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	3
Principal Risks	3
Fund Performance	3
Portfolio Management	4
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
Objectives, Strategies and Risks	6
Management	8
Investing Directly with American Century Investments	10
Investing Through a Financial Intermediary	12
Additional Policies Affecting Your Investment	16
Share Price and Distributions	20
Taxes	21
Multiple Class Information	23
Financial Highlights	24

© 2015 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary
Investment Objective
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	4.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C
Management Fee	0.47%	0.27%	0.47%	0.47%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%
Other Expenses	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.47%	0.27%	0.72%	1.47%

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$48	$151	$264	$592
Institutional Class	$28	$87	$152	$344
A Class	$520	$670	$833	$1,305
C Class	$150	$466	$803	$1,756
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 46% of the average value of its portfolio.

2

Principal Investment Strategies
The portfolio managers primarily buy investment-grade debt securities. Under normal market conditions, the portfolio managers invest at least 80% of the fund’s net assets in debt securities with interest payments exempt from federal and California income taxes. Cities, counties and other municipalities in California and U.S. territories, such as Puerto Rico, usually issue these securities. The fund will typically invest in California municipal securities with maturities of seven or more years. Under normal market conditions, the fund will maintain a weighted average maturity of ten or more years.
Although the fund invests primarily in investment-grade securities, up to 20% of the value of the fund’s net assets may be invested in below investment-grade securities (BB and below) , also known as junk bonds. The fund may also invest in securities which, while not rated, are determined by the investment advisor to be of comparable credit quality to those rated below investment-grade.
When determining whether to sell a security, portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers.
Principal Risks

•
Credit Risk – Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
Below Investment-Grade Securities Risk  – Issuers of lower rated, high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

•
Interest Rate Risk – Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. Because this fund has a longer weighted average maturity, it is likely to be more sensitive to interest rate changes, and a period of rising interest rates may negatively affect the fund’s performance.

•
California Economic Risk – The fund will be sensitive to events that affect California’s economy. Significant political or economic developments in California will likely impact virtually all municipal securities issued in the state. Because the fund invests primarily in California municipal securities, it may have a higher level of risk than funds that invest in a larger universe of securities.

•
Municipal Securities Risk – The fund invests primarily in municipal securities and will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. By investing primarily in municipal securities, the fund may have a higher level of risk than funds that invest in a larger universe of securities.

•
Loss of Tax Exemptions Risk – There is no guarantee that all of the fund’s income will be exempt from federal or state income taxes. Income from municipal bonds held by the fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or non-compliant conduct of a bond issuer.

•
Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price . Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

•	Market Risk – The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

3

Calendar Year Total Returns
Highest Performance Quarter (3Q 2009): 9.36% Lowest Performance Quarter (4Q 2010): -5.52%
As of September 30, 2014 , the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 8.36% .

Average Annual Total Returns For the calendar year ended December 31, 2013	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	-2.21%	6.56%	3.99%	—	11/09/1983
Return After Taxes on Distributions	-2.21%	6.56%	3.96%	—	11/09/1983
Return After Taxes on Distributions and Sale of Fund Shares	0.15%	6.09%	4.05%	—	11/09/1983
Institutional Class Return Before Taxes	-2.01%	—	—	4.93%	03/01/2010
A Class Return Before Taxes	-6.81%	5.31%	—	3.28%	09/28/2007
C Class Return Before Taxes	-3.18%	5.50%	—	3.26%	09/28/2007
Barclays Municipal Bond Index (reflects no deduction for fees, expenses and taxes)	-2.55%	5.89%	4.29%	—	—

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Joseph Gotelli, Vice President and Portfolio Manager, has served on teams managing fixed-income investments for American Century Investments since joining the advisor in 2008.
Alan Kruss, Vice President and Portfolio Manager, has served on teams managing fixed-income investments for American Century Investments since joining the advisor in 1997.
Steven M. Permut, Senior Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments for American Century Investments since joining the advisor in 1987.

4

Purchase and Sale of Fund Shares
You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers), by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business and Not-For-Profit Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.
Unless otherwise specified below, the minimum initial investment amount to open an account is $5,000 (including Coverdell Education Savings Accounts). Investors opening accounts through financial intermediaries may open an account with $250 for all classes except the Institutional Class, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations.
The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations), but the minimum may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in the American Century family of funds of $10 million or more.
For all share classes, there is no minimum initial investment amount for certain employer-sponsored retirement plans, however, financial intermediaries or plan recordkeepers may require plans to meet different minimums. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans.
Tax Information
The fund intends to distribute income that is exempt from regular federal and California income taxes, however, fund distributions may be subject to capital gains tax. A portion of the fund’s distributions may be subject to federal and/or California income taxes or to the federal alternative minimum tax.
If you hold your fund shares through a tax-deferred investment plan, such as a 401(k) plan or an IRA, any distributions received from the fund may be taxable as ordinary income upon withdrawal from the tax-deferred plan, regardless of whether the distributions were tax-exempt when earned.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

Objectives, Strategies and Risks
What is the fund’s investment objective?
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes.
What are the fund’s principal investment strategies?
The portfolio managers primarily buy investment-grade debt securities, and, under normal market conditions, will invest at least 80% of the fund’s net assets in debt securities with interest payments exempt from federal and California income taxes. The fund may change this 80% policy only upon 60 days’ prior written notice to shareholders. Cities, counties and other municipalities in California and U.S. territories, such as Puerto Rico, usually issue these securities for public projects, such as schools and roads.

Debt securities include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities.

An investment-grade debt security is one that has been rated by an independent rating agency in the top four credit quality categories or determined by the advisor to be of comparable credit quality. The details of the fund’s credit quality standards are described in the statement of additional information.

Municipalities include states, cities, counties, incorporated townships, the District of Columbia and U.S. territories and possessions. They can issue private activity bonds and public purpose bonds.

The fund will typically invest in California municipal securities with maturities of seven or more years. Under normal market conditions, the fund will maintain a weighted average maturity of ten or more years.
Although the fund invests primarily in investment-grade securities, up to 20% of the value of the fund’s net assets may be invested in below investment-grade securities (BB and below), also known as junk bonds . The fund may also invest in securities which, while not rated, are determined by the portfolio managers to be of comparable credit quality to those rated below investment-grade.
The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities in advance to generate additional income.
Although not historically part of the core strategy of the fund and unlikely to occur in the future, the portfolio managers are permitted to invest up to 20% of the fund’s assets in debt securities with interest payments that are subject to federal income tax, California income tax and/or the federal alternative minimum tax.
In addition to the principal investment strategies described above, the fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), provided that such investments are in keeping with the fund’s investment objective.
In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objective and may generate taxable income.
When determining whether to sell a security, portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers.
A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.
What are the principal risks of investing in the fund?
Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. A lower credit rating indicates a greater risk of nonpayment. Changes in the credit rating of a debt security held by the fund could have a similar effect. The fund’s credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.
The fund may invest all of its assets in securities rated in the lowest investment-grade category (for example, Baa or BBB). The issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments, than issuers of higher-rated securities. The fund may also invest part of its assets in securities rated below investment-grade, also known as junk bonds, or that are unrated, including bonds that are in technical or monetary default. By definition, the issuers of many of these securities may have problems making interest and principal payments. Below investment-grade municipal bonds are vulnerable to real or perceived changes in the business climate and can be less liquid and more volatile.

6

When interest rates change, the fund’s share value will be affected. Generally, when interest rates rise, the fund’s share value will decline. The opposite is true when interest rates decline. The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of the particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. Therefore, a period of rising interest rates may negatively affect the fund’s performance.  Because this fund has a longer weighted average maturity, it is likely to be more sensitive to interest rate changes.
Because the fund invests primarily in California municipal securities, it will be sensitive to events that affect California’s economy. Significant political or economic developments in California will likely impact virtually all municipal securities issued in the state. The fund may have a higher level of risk than funds that invest in a larger universe of securities. For more information about the risks affecting California securities, see the statement of additional information.
Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. By investing primarily in municipal securities, the fund may have a higher level of risk than funds that invest in a larger universe of securities.
The portfolio managers monitor the fund’s weighted average maturity and seek to adjust it as appropriate, taking into account market conditions and other relevant factors. Thus, under normal market conditions, its potential income and potential loss may be higher than other funds, and may fluctuate as the portfolio managers reposition the fund in response to changing market conditions.
There is no guarantee that all of the fund’s income will be exempt from federal or state income taxes. The portfolio managers are permitted to invest up to 20% of the fund’s assets in debt securities with interest payments that are subject to federal income tax, California income tax and/or the federal alternative minimum tax. In addition, income from municipal bonds held by a fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or non-compliant conduct of a bond issuer.
The fund may also be subject to liquidity risk. The chance that a fund will have difficulty selling its debt securities is called liquidity risk. During periods of market turbulence or unusually low trading activity, to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price .   Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.
The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally, particular industries, real or perceived adverse economic conditions or investor sentiment generally.
The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. Although the advisor seeks to minimize the impact of such transactions where possible, the fund’s performance may be adversely affected.
Although the fund’s use of derivative instruments is limited, be aware that the use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including, liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the swap agreement. Gains or losses involving some futures, options, and other derivatives may be substantial, in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for a fund.
At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

7

Management
Who manages the fund?
The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.
The Board of Trustees
The Board of Trustees is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The trustees’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the trustees are independent of the fund’s advisor. They are not employees, directors or officers of, and have no financial interest in, the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds), and they do not have any other affiliations, positions, or relationships that would cause them to be considered “interested persons” under the Investment Company Act of 1940.
The Investment Advisor
The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.
The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.
For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. The advisor may pay unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.
The percentage rate used to calculate the management fee for each class of shares of a fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the “Category Fee”) and (ii) the assets of all the funds in the American Century Investments family of funds (the “Complex Fee”). The statement of additional information contains detailed information about the calculation of the management fee.

Management Fees Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended August 31, 2014	Investor Class	Institutional Class	A Class	C Class
California Long-Term Tax-Free	0.47%	0.27%	0.47%	0.47%

A discussion regarding the basis for the Board of Trustees’ approval of the fund’s investment advisory agreement with the advisor is available in the fund’s annual report to shareholders dated August 31, 2014 .

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The Fund Management Team
The advisor uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Designated portfolio managers serve on the firm’s Global Macro Strategy Team, which is responsible for periodically adjusting the fund’s strategic investment parameters based on economic and market conditions. The fund’s other portfolio managers are responsible for security selection and portfolio construction for the fund within these strategic parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the fund.
The individuals listed below are jointly and primarily responsible for the day-to-day management of the fund.
Joseph Gotelli
Mr. Gotelli, Vice President and Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 2008. Prior to joining American Century Investments, he spent six years at Franklin Templeton Investments as an assistant portfolio manager. He has a bachelor’s degree in business economics from the University of California, Santa Barbara and an MBA from Santa Clara University.
Alan Kruss
Mr. Kruss, Vice President and Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 1997. He has a bachelor’s degree in finance from San Francisco State University.
Steven M. Permut ( Global Macro Strategy Team Representative)
Mr. Permut, Senior Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 1987. He has a bachelor’s degree in business and geography from State University of New York – Oneonta and an MBA in finance from Golden Gate University – San Francisco.
The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.
Fundamental Investment Policies
Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees and/or the advisor may change any other policies and investment strategies.

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Investing Directly with American Century Investments
Services Automatically Available to You
Most accounts automatically have access to the services listed under Ways to Manage Your Account when the account is opened. If you have questions about the services that apply to your account type, please call us.
Generally, once your account is established, any registered owner (including those on jointly owned accounts) or any trustee (including those on trust accounts with multiple trustees), or any authorized signer on business accounts with multiple authorized signers, may transact business by any of the methods described below. American Century reserves the right to require all owners or trustees or authorized signers to act together, at our discretion.
Account Maintenance Fee
If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee as soon as administratively possible. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management by visiting americancentury.com.

Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

Wire Purchases
Current Investors: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

•	American Century Investments bank information: Commerce Bank N.A., Routing No. 101000019, Account No. 2804918

•	Your American Century Investments account number and fund name

•	Your name

•	Dollar amount
New Investors: To make a wire purchase into a new account, please complete an application or call us prior to wiring money.

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Ways to Manage Your Account

ONLINE
americancentury.com
Open an account: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Exchange shares from another American Century Investments account with an identical registration.
Make additional investments: Make an additional investment into an established American Century Investments account. If we do not have your bank information, you can add it.
Sell shares*: Redeem shares and choose whether the proceeds are electronically transferred to your authorized bank account or sent by check to your address of record.
* Online redemptions up to $25,000 per day per account.
IN PERSON
If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

•	4500 Main Street, Kansas City, MO — 8 a.m. to 5 p.m., Monday – Friday

•	4917 Town Center Drive, Leawood, KS — 8 a.m. to 5 p.m., Monday – Friday; 8 a.m. to noon, Saturday

•	1665 Charleston Road, Mountain View, CA — 8 a.m. to 5 p.m., Monday – Friday
BY TELEPHONE
Investor Services Representative: 1-800-345-2021
Business and Not-For-Profit: 1-800-345-3533
Automated Information Line: 1-800-345-8765
Open an account: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Call or use our Automated Information Line (available only to Investor Class shareholders).
Make additional investments: Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to Investor Class shareholders.
Sell shares: Call or use our Automated Information Line. The Automated Information Line redemptions are up to $25,000 per day per account and are available for Investor Class shareholders only.
BY MAIL OR FAX
Mail Address: P.O. Box 419200, Kansas City, MO 64141-6200 — Fax: 1-888-327-1998
Open an account: Send a signed, completed application and check or money order payable to American Century Investments.
Exchange shares: Send written instructions to exchange your shares from one American Century Investments account to another with an identical registration.
Make additional investments: Send your check or money order for at least $50 with an investment slip. If you don’t have an investment slip, include your name, address and account number on your check or money order.
Sell shares: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.
AUTOMATICALLY
Open an account: Not available.
Exchange shares: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another with an identical registration.
Make additional investments: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.
Sell shares: You may sell shares automatically by establishing a systematic redemption plan.

See Additional Policies Affecting Your Investment for more information about investing with us.

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Investing Through a Financial Intermediary
The fund may be purchased through financial intermediaries that provide various administrative and distribution services.

Financial intermediaries include banks, broker-dealers, insurance companies and financial professionals.

Although each class of the fund’s shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.
Investor Class
Investor Class shares are available for purchase without sales charges or commissions but may be subject to account or transaction fees if purchased through financial intermediaries. These shares are available to investors in retail brokerage accounts, broker-dealer-sponsored fee-based advisory accounts, other advisory accounts where fees are charged, and employer-sponsored retirement plans.
Institutional Class
Institutional Class shares are available for purchase without sales charges or commissions by endowments, foundations, large institutional investors, employer-sponsored retirement plans and other financial intermediaries.
A Class
A Class shares are available for purchase through broker-dealers and other financial intermediaries. These shares carry an initial sales charge and an ongoing distribution and service (12b-1) fee that is used to compensate your financial professional. See Calculation of Sales Charges below for commission amounts received by financial professionals on the purchase of A Class shares. The sales charge decreases with the size of the purchase, and may be reduced or eliminated in certain situations. See Reductions and Waivers of Sales Charges for A Class and CDSC Waivers below for a full description of the breakpoints, reductions and waivers that may be available through financial intermediaries in certain types of accounts or products.
C Class
C Class shares are available for purchase through broker-dealers and other financial intermediaries. These shares do not have an initial sales charge but carry an ongoing distribution and service (12b-1) fee. Except as noted below, the commission paid to your financial professional for purchases of C Class shares is 1.00% of the amount invested, and the shares have a contingent deferred sales charge (CDSC) when redeemed within one year of purchase. Your financial professional does not receive the distribution and service (12b-1) fee until the CDSC period has expired (it is retained by the distributor). See CDSC Waivers below for a full description of the waivers that may be available.
Calculation of Sales Charges
The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the Investors Using Advisors and Investment Professionals portions of the website. From the description of A or C Class shares, a hyperlink will take you directly to this disclosure.
A Class
A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Commission as a % of Offering Price
Less than $100,000	4.50%	4.71%	4.00%
$100,000 - $249,999	3.50%	3.63%	3.00%
$250,000 - $499,999	2.50%	2.56%	2.00%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 - $3,999,999	0.00%	0.00%	0.75%
$4,000,000 - $9,999,999	0.00%	0.00%	0.50%
$10,000,000 or more	0.00%	0.00%	0.25%

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There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a deferred sales charge of 1.00% of the lower of the original purchase price or the current market value at redemption, subject to the exceptions listed below. No sales charge applies to reinvested dividends. No dealer commission will be paid to your financial professional for purchases by certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
Reductions and Waivers of Sales Charges for A Class
You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century Investments at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated.
You and your immediate family (which includes your spouse or domestic partner and children, step-children, parents or step-parents of you, your spouse or domestic partner) may combine investments in any share class of any American Century Investments fund (excluding certain assets in money market accounts, but including, beginning January 1, 2011, account assets invested in Qualified Tuition Programs under Section 529) to reduce your A Class sales charge in the following ways:
Account Aggregation. Investments made by you and your immediate family may be aggregated at each account’s current market value if made for your own account(s) and/or certain other accounts, such as:

•	Certain trust accounts

•	Solely controlled business accounts

•	Single-participant retirement plans

•	Endowments or foundations established and controlled by you or an immediate family member
For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.
Concurrent Purchases. You may combine simultaneous purchases in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.
Rights of Accumulation. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.
Letter of Intent. A Letter of Intent allows you to combine all purchases of any share class of any American Century Investments fund you intend to make over a 13-month period to determine the applicable sales charge, except for purchases in the A or C Class of money market funds. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional A Class sales charges that will be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.
Waivers for Certain Investors. The sales charge on A Class shares may be waived for:

•
Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members, which includes their spouse or domestic partner and children, step-children, parents or step-parents of them, their spouse or domestic partner) having selling agreements with the advisor or distributor

•
Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century Investments

•	Current officers, directors and employees of American Century Investments

•
Certain group employer-sponsored retirement plans, where plan level or omnibus accounts are held with the fund, or shares are purchased by certain retirement plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by retirement recordkeepers. For purposes of this waiver, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. However, SEP IRA, SIMPLE IRA or SARSEP retirement plans that (i) held shares of an A Class fund prior to March 1, 2009 that received sales charge waivers or (ii) held shares of an Advisor Class fund that was renamed A Class on March 1, 2010, may permit additional purchases by new and existing participants in A Class shares without an initial sales charge. Refer to Buying and Selling Fund Shares in the statement of additional information.

•
Purchases of additional shares in accounts that held shares of an Advisor Class fund that was renamed A Class on either September 4, 2007, December 3, 2007 or March 1, 2010. However, if you close your account or if you transfer your account to another financial intermediary, future purchases of A Class shares of a fund may not receive a sales charge waiver.

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An investor who receives a sales charge waiver for purchases of fund shares through a financial intermediary may become ineligible to receive such waiver if the nature of the investor’s relationship with and/or the services it receives from the financial intermediary changes. Please consult with your financial professional for further details.
C Class
C Class shares are sold at their net asset value without an initial sales charge. If you purchase shares through a financial intermediary who receives a commission from the fund’s distributor on the purchase and redeem your shares within 12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund’s distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.
American Century Investments generally limits purchases of C Class shares to investors whose aggregate investments in American Century Investments funds are less than $1,000,000. However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century Investments fund (excluding certain assets in money market accounts, but including, beginning January 1, 2011, account assets invested in Qualified Tuition Programs under Section 529) in accounts held by you and your immediate family members (which includes your spouse or domestic partner and children, step-children, parents or step-parents of you, your spouse or domestic partner) . Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.
Calculation of Contingent Deferred Sales Charge (CDSC)
To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).
CDSC Waivers
Any applicable CDSC for A and C Classes may be waived in the following cases:

•	redemptions through systematic withdrawal plans not exceeding annually 12% of the lesser of the original purchase cost or current market value for A and C Class shares;

•	redemptions through employer-sponsored retirement plan accounts. For this purpose, employer-sponsored retirement plans do not include SIMPLE IRAs, SEP IRAs or SARSEPs;

•	distributions from IRAs due to attainment of age 59½ for A and C Class shares;

•	required minimum distributions from retirement accounts upon reaching age 70½;

•	tax-free returns of excess contributions to IRAs;

•	redemptions due to death or post-purchase disability;

•	exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period;

•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan, for A Class shares only; or

•	if no dealer commission was paid to the financial intermediary on the purchase for any other reason.
Reinstatement Privilege
Within 90 days of a redemption, dividend payment or capital gains distribution of any A or B Class shares, you may reinvest all or a portion of the proceeds in A Class shares of any American Century Investments fund at the then-current net asset value without paying an initial sales charge. At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You may use the privilege only once per account. This privilege may only be invoked by the original account owner to reinvest shares in an account with the same registration as the account from which the redemption or distribution originated. This privilege does not apply to systematic or automatic transactions, including, for example, automatic purchases, withdrawals and payroll deductions. If you wish to use this reinvestment privilege, you or your financial professional must provide written notice to American Century Investments.

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Employer-Sponsored Retirement Plans
Certain group employer-sponsored retirement plans that hold a single account for all plan participants with the fund, or that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by retirement recordkeepers are eligible to purchase Investor, Institutional, A and C Class shares. For more information regarding employer-sponsored retirement plan types, please refer to Buying and Selling Fund Shares in the statement of additional information. A and C Class purchases are available at net asset value with no dealer commission paid to the financial professional, and do not incur a CDSC. A and C Class shares purchased in employer-sponsored retirement plans are subject to applicable distribution and service (12b-1) fees, which the financial intermediary begins receiving immediately at the time of purchase. American Century does not impose minimum initial investment amount, plan size or participant number requirements by class for employer-sponsored retirement plans; however, financial intermediaries or plan recordkeepers may require plans to meet different requirements.
If you hold your fund shares through a tax-deferred investment plan, such as a 401(k) plan or an IRA, any distributions received from the fund may be taxable as ordinary income upon withdrawal from the tax-deferred plan, regardless of whether the distributions were tax-exempt when earned.
Exchanging Shares
You may exchange shares of the fund for shares of the same class of another American Century Investments fund without a sales charge if you meet the following criteria:

•	The exchange is for a minimum of $100

•	For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange
For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.
Moving Between Share Classes and Accounts
You may move your investment between share classes (within the same fund or between different funds) in certain circumstances deemed appropriate by American Century Investments. You also may move investments held in certain accounts to a different type of account if you meet certain criteria. Please contact your financial professional for more information about moving between share classes or account types.
Buying and Selling Shares Through a Financial Intermediary
Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include

•	minimum investment requirements

•	exchange policies

•	fund choices

•	cutoff time for investments

•	trading restrictions
In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the fund. Please contact your financial intermediary for a complete description of its policies. Copies of the fund’s annual reports, semiannual reports and statement of additional information are available from your financial intermediary.
The fund has authorized certain financial intermediaries to accept orders on the fund’s behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund’s behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.
If you submit a transaction request through a financial intermediary that does not have a selling agreement with us, or if the financial intermediary’s selling agreement does not cover the type of account or share class requested, we may reject or cancel the transaction without prior notice to you or the intermediary.

See Additional Policies Affecting Your Investment for more information about investing with us.

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Additional Policies Affecting Your Investment
Eligibility for Investor Class Shares
The fund’s Investor Class shares are available for purchase directly from American Century Investments and through the following types of products, programs or accounts offered by financial intermediaries:

•	self-directed accounts on transaction-based platforms that may or may not charge a transaction fee

•	employer-sponsored retirement plans

•	broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts

•	insurance products and bank/trust products where fees are being charged
The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.
Minimum Initial Investment Amounts (other than Institutional Class)
Unless otherwise specified below, the minimum initial investment amount to open an account is $5,000. Investors opening accounts through financial intermediaries may open an account with $250, but the financial intermediaries may require their clients to meet different investment minimums. See Investing Through a Financial Intermediary for more information.

Broker-dealer sponsored wrap program accounts and/or fee-based advisory accounts	No minimum
Coverdell Education Savings Account (CESA)	$5,000 [1,2]

[1]	The minimum initial investment for shareholders investing through financial intermediaries is $250. Financial intermediaries may have different minimums for their clients.

[2]	To establish a CESA, you must exchange from another American Century Investments CESA or roll over a minimum of $5,000, in order to meet the fund’s minimum.
Subsequent Purchases
There is a $50 minimum for subsequent purchases. See Ways to Manage Your Account for more information about making additional investments directly with American Century Investments. However, there is no subsequent purchase minimum for financial intermediaries, but financial intermediaries may require their clients to meet different subsequent purchase requirements.
Eligibility for Institutional Class Shares
The Institutional Class shares are made available for purchase by individuals and large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund’s minimum investment requirements.
Minimum Initial Investment Amounts (Institutional Class)
The minimum initial investment amount is generally $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations), or in other situations as determined by American Century Investments. American Century Investments may permit an intermediary to waive the initial minimum per shareholder as provided in Buying and Selling Fund Shares in the statement of additional information. In addition, there is no minimum initial investment amount for employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and where plan level or omnibus accounts are held on the books of the fund. Financial intermediaries or plan recordkeepers may require plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.
Limitations on Sale
As of the date of this prospectus, the fund is registered for sale only in the following states and territories: Arizona, California, Colorado, District of Columbia, Florida, Hawaii, New Mexico, Nevada, New York, Oregon, Texas, Utah, Washington, the Virgin Islands and Guam.
Redemptions
If you sell C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above. Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

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However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within seven days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a seven-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.
In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.
Special Requirements for Large Redemptions
If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.
We will value these securities in the same manner as we do in computing the fund’s net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.
If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.
Redemption of Shares in Accounts Below Minimum
If your account balance falls below the minimum initial investment amount for any reason, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 60 days to meet the minimum. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20 percentage points higher than the Institutional Class.
Signature Guarantees
A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

•	Your redemption or distribution check or automatic redemption is made payable to someone other than the account owners.

•	Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.

•	You are transferring ownership of an account over $100,000.

•	You change your address and request a redemption over $100,000 within seven days.
We reserve the right to require a signature guarantee for other transactions, or we may employ other security measures, such as signature comparison, at our discretion.
Canceling a Transaction
American Century Investments will use its best efforts to honor your request to revoke a transaction instruction if your revocation request is received prior to the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time) on the trade date of the transaction. Once processing has begun, or the NYSE has closed on the trade date, the transaction can no longer be canceled. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

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Frequent Trading Practices
Frequent trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of frequent trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by frequent trading if the additional trading costs are significant.
Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Trustees has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.
American Century Investments uses a variety of techniques to monitor for and detect frequent trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of frequent trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.
Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be frequent trading if the sale is made:

•	within seven days of the purchase, or

•	within 30 days of the purchase, if it happens more than once per year.
To the extent practicable, we try to use the same approach for defining frequent trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.
The frequent trading limitations do not apply to the following types of transactions:

•	purchases of shares through reinvested distributions (dividends and capital gains);

•	redemption of shares to pay fund or account fees;

•	CheckWriting redemptions;

•	redemptions requested following the death of a registered shareholder;

•	transactions through automatic purchase or redemption plans;

•	transfers and re-registrations of shares within the same fund;

•	shares exchanged from one share class to another within the same fund;

•	transactions by 529 college savings plans and funds of funds (however shareholders of American Century’s funds of funds are subject to the limitations); and

•	reallocation or rebalancing transactions in broker-dealer sponsored fee-based wrap and advisory programs.
For shares held in employer-sponsored retirement plans, generally only participant-directed exchange transactions are subject to the frequent trading restrictions. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, or SARSEPs.
In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.
American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties and restrictions may not be applied uniformly in all cases.

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Your Responsibility for Unauthorized Transactions
American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requiring personalized security codes or other information online, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.
A Note About Mailings to Shareholders
To reduce the amount of mail you receive from us, we generally deliver a single copy of fund documents (like shareholder reports, proxies and prospectuses) to investors who share an address, even if their accounts are registered under different names. Investors who share an address may also receive account-specific documents (like statements) in a single envelope. If you prefer to receive your documents addressed individually, please call us or your financial professional. For American Century Investments brokerage accounts, please call 1-888-345-2071.
Right to Change Policies
We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

19

Share Price and Distributions
Share Price
American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

The net asset value , or NAV, of each class of the fund is the current value of the fund’s assets attributable to the class, minus any liabilities, divided by the number of shares of the class outstanding.

Readily available market quotations for fixed income securities shall generally be received from independent pricing services that have been approved by the Board. It is anticipated that such pricing services will generally provide evaluated prices based on accepted industry conventions. Evaluated prices are commonly derived through utilization of market models. Such models take into consideration various market factors and security characteristics. These include, but are not limited to, the following: trade data, quotations from broker-dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities and other relevant security specific information. Debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.
If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to, a debt security has been declared in default, or trading in a security has been halted during the trading day.
If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.
The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.
With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies), the fund’s NAV will be calculated based upon the NAVs of such registered investment companies. These registered investment companies are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.
Distributions
Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

The fund expects to declare distributions from net income, if any, daily. These distributions are paid on the last business day of each month. The fund generally pays distributions from capital gains, if any, once a year usually in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. The fund intends to designate distributions from net income as exempt-interest dividends. To be eligible to make this designation, at least 50% of the value of a fund’s total assets must consist of tax-exempt interest obligations at the close of each quarter.
You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, or to your home address or to another person or address by check.

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Taxes
Tax-Exempt Income
Most of the income that the fund receives from municipal securities is exempt from California and regular federal income taxes. However, corporate shareholders should be aware that distributions are subject to California’s corporate franchise tax.
Taxable Income
The fund’s investment performance also is based on sources other than income from municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are

•
Market Discount Purchases. The fund may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a portion of the gain may be treated as ordinary income and taxable as ordinary income if it is distributed to shareholders.

•	Capital Gains. When the fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss, which you must report on your tax return.

•	Temporary Investments. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.
Taxability of Distributions
Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are generally exempt from regular federal income tax. However, if distributions are federally taxable, such distributions may be designated as qualified dividend income. If so, and if you meet a minimum required holding period with respect to your shares of the fund, such distributions of income are taxed at the same rates as long-term capital gains. The fund does not expect a significant portion of its distributions to be derived from qualified dividend income.

Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

The tax character of any distributions from capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions or take them in cash. Short-term (one year or less) capital gains are taxable as ordinary income. Gains on securities held for more than one year are taxed at the lower rates applicable to long-term capital gains.
If a fund’s distributions exceed current and accumulated earnings and profits, such excess will generally be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.
For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax character of fund distributions for each calendar year in an annual tax mailing.
If you meet specified income levels, you will also be subject to a 3.8% Medicare contribution tax which is imposed on net investment income, including interest, dividends and capital gains. This tax is not imposed on tax-exempt interest.
If you hold your fund shares through a tax-deferred investment plan, such as a 401(k) plan or an IRA, any distributions received from the fund may be taxable as ordinary income upon withdrawal from the tax-deferred plan, regardless of whether the distributions were tax-exempt when earned.
Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.
Taxes on Transactions
Your redemptions—including exchanges to other American Century Investments funds—are subject to capital gains tax. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and will be disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

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If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.
Buying a Dividend
Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.
The risk in buying a dividend is that a fund’s portfolio may build up taxable income and gains throughout the period covered by a distribution, as income is earned and securities are sold at a profit. The fund distributes the income and gains to you, after subtracting any losses, even if you did not own the shares when the income was earned or the gains occurred.
If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the income earned or the gains realized in the fund’s portfolio.

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Multiple Class Information
The fund offers multiple classes of shares. The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as shareholders of the other classes. As a result, the advisor is able to charge this class a lower unified management fee. Different fees and expenses will affect performance.
Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for conversion from that class into shares of the Investor Class of the same fund.
Service, Distribution and Administrative Fees
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class and 1.00% for C Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see Multiple Class Structure in the statement of additional information.
Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund’s distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. These payments may create a conflict of interest by influencing the intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

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Financial Highlights
Understanding the Financial Highlights
The table on the next few pages itemizes what contributed to the changes in share price during the most recently ended fiscal period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period, if the share class is not five years old).
On a per-share basis, the table includes as appropriate

•	share price at the beginning of the period

•	investment income and capital gains or losses

•	distributions of income and capital gains paid to investors

•	share price at the end of the period
The table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions

•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets

•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets

•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period
The Financial Highlights that follow have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund’s annual report, which is available upon request.

24

California Long-Term Tax-Free Fund

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014	$10.94	0.38	0.82	1.20	(0.38)	—	(0.38)	$11.76	11.10%	0.47%	3.32%	46%	$344,356
2013	$11.70	0.37	(0.76)	(0.39)	(0.37)	—	(0.37)	$10.94	(3.45)%	0.47%	3.19%	44%	$346,396
2012	$10.94	0.41	0.77	1.18	(0.42)	—	(0.42)	$11.70	10.92%	0.47%	3.65%	76%	$412,713
2011	$11.20	0.47	(0.27)	0.20	(0.46)	—	(0.46)	$10.94	2.02%	0.48%	4.38%	63%	$379,586
2010	$10.67	0.49	0.54	1.03	(0.49)	(0.01)	(0.50)	$11.20	9.90%	0.48%	4.51%	25%	$426,044
Institutional Class
2014	$10.94	0.40	0.83	1.23	(0.40)	—	(0.40)	$11.77	11.42%	0.27%	3.52%	46%	$33
2013	$11.70	0.40	(0.76)	(0.36)	(0.40)	—	(0.40)	$10.94	(3.26)%	0.27%	3.39%	44%	$29
2012	$10.94	0.44	0.76	1.20	(0.44)	—	(0.44)	$11.70	11.14%	0.27%	3.85%	76%	$30
2011	$11.20	0.49	(0.26)	0.23	(0.49)	—	(0.49)	$10.94	2.22%	0.28%	4.58%	63%	$27
2010(3)	$10.79	0.26	0.41	0.67	(0.26)	—	(0.26)	$11.20	6.28%	0.28%(4)	4.69%(4)	25%(5)	$27
A Class
2014	$10.94	0.35	0.82	1.17	(0.35)	—	(0.35)	$11.76	10.83%	0.72%	3.07%	46%	$7,778
2013	$11.70	0.34	(0.76)	(0.42)	(0.34)	—	(0.34)	$10.94	(3.70)%	0.72%	2.94%	44%	$8,572
2012	$10.94	0.38	0.77	1.15	(0.39)	—	(0.39)	$11.70	10.64%	0.72%	3.40%	76%	$16,214
2011	$11.20	0.44	(0.26)	0.18	(0.44)	—	(0.44)	$10.94	1.77%	0.73%	4.13%	63%	$11,044
2010	$10.67	0.47	0.54	1.01	(0.47)	(0.01)	(0.48)	$11.20	9.63%	0.73%	4.26%	25%	$15,173
C Class
2014	$10.94	0.26	0.82	1.08	(0.26)	—	(0.26)	$11.76	10.00%	1.47%	2.32%	46%	$7,104
2013	$11.70	0.26	(0.76)	(0.50)	(0.26)	—	(0.26)	$10.94	(4.41)%	1.47%	2.19%	44%	$7,471
2012	$10.94	0.30	0.76	1.06	(0.30)	—	(0.30)	$11.70	9.82%	1.47%	2.65%	76%	$11,321
2011	$11.20	0.36	(0.26)	0.10	(0.36)	—	(0.36)	$10.94	1.01%	1.48%	3.38%	63%	$7,120
2010	$10.67	0.38	0.54	0.92	(0.38)	(0.01)	(0.39)	$11.20	8.81%	1.48%	3.51%	25%	$10,641
Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	March 1, 2010 (commencement of sale) through August 31, 2010.

(4)	Annualized.

(5)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2010.

Notes
Where to Find More Information

Annual and Semiannual Reports
Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders, dated August 31, 2014 .
Statement of Additional Information (SAI)
The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.
You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.
The Securities and Exchange Commission (SEC)
Information about the fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Fund Reference	Fund Code	Newspaper Listing
California Long-Term Tax-Free Fund
Investor Class	932	CaLgTF
Institutional Class	1132	CaLgTF
A Class	162	CaLgTF
C Class	632	CaLgTF
This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419385 Kansas City, Missouri 64141-6385 1-800-345-6488

Investment Company Act File No. 811-3706
CL-PRS- 83597  1501

January 1, 2015

American Century Investments
Prospectus

California Tax-Free Money Market Fund
Investor Class (BCTXX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	2
Principal Risks	3
Fund Performance	3
Investment Advisor	4
Purchase and Sale of Fund Shares	4
Tax Information	4
Payments to Broker-Dealers and Other Financial Intermediaries	4
Objectives, Strategies and Risks	5
Management	7
Investing Directly with American Century Investments	8
Investing Through a Financial Intermediary	10
Additional Policies Affecting Your Investment	11
Share Price and Distributions	14
Taxes	15
Financial Highlights	17

© 2015 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary
Investment Objective
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
Investor
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor
Management Fee	0.49%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.50%
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$51	$161	$280	$629
Principal Investment Strategies
The fund is a money market fund and invests in municipal money market securities. Under normal market conditions, the portfolio managers invest in high-quality, very short-term debt securities issued by cities, counties and other municipalities in California and U.S. territories, such as Puerto Rico, at least 80% of which have interest payments exempt from federal and California income taxes. A high-quality debt security is one that has been rated by an independent rating agency in its top two credit quality categories or determined by the advisor to be of comparable credit quality.
Some of the securities in which the fund invests are guaranteed by certain U.S. government agencies or instrumentalities such as the Federal Home Loan Bank (FHLB), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac). Such securities are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies are authorized to borrow from the U.S. Treasury to meet their obligations.
When determining whether to sell a security, portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers.

2

Principal Risks

•
Low Interest – Because high-quality debt securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.

•
California Economic Risk – The fund will be sensitive to events that affect California’s economy. Significant political or economic developments in California will likely impact virtually all municipal securities issued in the state. Because the fund invests primarily in California municipal securities, it may have a higher level of risk than funds that invest in a larger universe of securities.

•
Municipal Securities Risk – Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. By investing primarily in municipal securities, the fund may have a higher level of risk than funds that invest in a larger universe of securities.

•
Interest Rate, Credit and Liquidity Risks – Even though the fund’s investments are designed to minimize credit, interest rate and liquidity risk, the fund is still subject to some degree of risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. Interest rate risk means that the value of debt securities and funds that hold them decline as interest rates rise. Liquidity risk means that during periods of market turbulence or unusually low trading activity, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price to meet redemptions. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the fund’s performance and the liquidity of the fund’s investments.

•
Loss of Tax Exemptions Risk – There is no guarantee that all of the fund’s income will be exempt from federal or state income taxes. Income from municipal bonds held by the fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or non-compliant conduct of a bond issuer.

•
Principal Loss – An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Calendar Year Total Returns
Highest Performance Quarter (3Q 2007): 0.82% Lowest Performance Quarter (1Q 2010): 0.00%
As of September 30, 2014 , the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 0.01%.

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Average Annual Total Returns
For the calendar year ended December 31, 2013	1 year	5 years	10 years
Investor Class	0.01%	0.04%	1.09%
Investment Advisor
American Century Investment Management, Inc.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers), by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business and Not-For-Profit Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). Investors opening accounts through financial intermediaries may open an account with $250, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations.
There is no minimum initial investment amount for certain employer-sponsored retirement plans, however, financial intermediaries or plan recordkeepers may require plans to meet different minimums. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans.
Tax Information
The fund intends to distribute income that is exempt from regular federal and California income taxes. A portion of the fund’s distributions may be subject to California or federal income taxes or to the federal alternative minimum tax.
If you hold your fund shares through a tax-deferred investment plan, such as a 401(k) plan or an IRA, any distributions received from the fund may be taxable as ordinary income upon withdrawal from the tax-deferred plan, regardless of whether the distributions were tax-exempt when earned.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

Objectives, Strategies and Risks
What is the fund’s investment objective?
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes.
What are the fund’s principal investment strategies?
The fund is a money market fund and invests in municipal money market securities. The fund’s assets are invested in high-quality, very short-term debt securities and, under normal market conditions, at least 80% of the fund’s net assets must have interest payments exempt from federal and California income taxes. The fund may change this 80% policy only upon 60 days’ prior written notice to shareholders. Cities, counties and other municipalities in California and U.S. territories, such as Puerto Rico, usually issue these securities for public projects, such as schools and roads. Income from these securities is exempt from regular federal income tax, state tax and the alternative minimum tax.

Debt securities include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities. Very short-term debt securities (those with maturities shorter than 397 days) are called money market instruments.

A high-quality debt security is one that has been rated by an independent rating agency in its top two credit quality categories or determined by the advisor to be of comparable credit quality. The details of the fund’s credit quality standards are described in the statement of additional information.

Municipalities include states, cities, counties, incorporated townships, the District of Columbia and U.S. territories and possessions. They can issue private activity bonds and public purpose bonds.

Some of the securities in which the fund invests are guaranteed by certain U.S. government agencies or instrumentalities such as the Federal Home Loan Bank (FHLB), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac). Such securities are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies are authorized to borrow from the U.S. Treasury to meet their obligations.
When determining whether to sell a security, portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers.
A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.

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What are the principal risks of investing in the fund?
Because high-quality, very short-term debt securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on the fund will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.
The fund will be sensitive to events that affect California’s economy. Significant political or economic developments in California will likely impact virtually all municipal securities issued in the state. Because the fund invests primarily in California municipal securities, it may have a higher level of risk than funds that invest in a larger universe of securities.
Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. By investing primarily in municipal securities, the fund may have a higher level of risk than funds that invest in a larger universe of securities.
Debt securities, even high-quality debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. A lower credit rating indicates a greater risk of non-payment. Changes in the credit rating of a debt security held by the fund could have a similar effect. The fund’s credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if downgraded by a rating agency.
Investments in debt securities are also sensitive to interest rate changes. Generally, the value of debt securities and funds that hold them decline as interest rates rise. The fund’s investments in very short-term debt securities are designed to minimize this risk. However, a sharp and unexpected rise in interest rates could cause the fund’s price to drop and a period of rising interest rates may negatively affect the fund’s performance.
The fund may also be subject to liquidity risk. The chance that a fund will have difficulty selling its debt securities is called liquidity risk. During periods of market turbulence or unusually low trading activity, to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price . Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.
The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. Although the advisor seeks to minimize the impact of such transactions where possible, the fund’s performance may be adversely affected.
There is no guarantee that all of the fund’s income will remain exempt from federal or state income taxes. Income from municipal bonds held by the fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

6

Management
Who manages the fund?
The Board of Trustees, investment advisor and fund management teams play key roles in the management of the fund.
The Board of Trustees
The Board of Trustees is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The trustees’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the trustees are independent of the fund’s advisor. They are not employees, directors or officers of, and have no financial interest in, the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds), and they do not have any other affiliations, positions, or relationships that would cause them to be considered “interested persons” under the Investment Company Act of 1940.
The Investment Advisor
The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.
The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.
For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. The advisor may pay unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.
The percentage rate used to calculate the management fee for each class of shares of a fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the “Category Fee”) and (ii) the assets of all funds in the American Century Investments family of funds (the “Complex Fee”). The statement of additional information contains detailed information about the calculation of the management fee.

Management Fees Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended August 31, 2014	Investor Class
California Tax-Free Money Market	0.15%
A discussion regarding the basis for the Board of Trustees’ approval of the fund’s investment advisory agreement with the advisor is available in the fund’s annual report to shareholders dated August 31, 2014.
The advisor may waive the receipt of a portion of the management fee, or may agree to bear fund expenses, to enhance the fund’s yield during periods when fund operating expenses have a significant impact on the fund’s yield due to low interest rates or to assist the advisor’s efforts to maintain a $1.00 net asset value per share. Any such fee waiver or expense reimbursement is voluntary and temporary, and the advisor may revise or terminate it at any time without notice. There is no guarantee that the fund will maintain a positive yield or a $1.00 net asset value per share.
Fundamental Investment Policies
Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees and/or the advisor may change any other policies and investment strategies.

7

Investing Directly with American Century Investments
Services Automatically Available to You
Most accounts automatically have access to the services listed under Ways to Manage Your Account when the account is opened. If you have questions about the services that apply to your account type, please call us.
Generally, once your account is established, any registered owner (including those on jointly owned accounts) or any trustee (including those on trust accounts with multiple trustees), or any authorized signer on business accounts with multiple authorized signers, may transact business by any of the methods described below. American Century reserves the right to require all owners or trustees or authorized signers to act together, at our discretion.
Account Maintenance Fee
If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee as soon as administratively possible. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management by visiting americancentury.com.

Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

Wire Purchases
Current Investors: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

•	American Century Investments bank information: Commerce Bank N.A., Routing No. 101000019, Account No. 2804918

•	Your American Century Investments account number and fund name

•	Your name

•	The contribution year (for IRAs only)

•	Dollar amount
New Investors: To make a wire purchase into a new account, please complete an application or call us prior to wiring money.

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Ways to Manage Your Account

ONLINE
americancentury.com
Open an account: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Exchange shares from another American Century Investments account with an identical registration.
Make additional investments: Make an additional investment into an established American Century Investments account. If we do not have your bank information, you can add it.
Sell shares*: Redeem shares and choose whether the proceeds are electronically transferred to your authorized bank account or sent by check to your address of record.
* Online redemptions up to $25,000 per day per account.
IN PERSON
If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

•	4500 Main Street, Kansas City, MO — 8 a.m. to 5 p.m., Monday – Friday

•	4917 Town Center Drive, Leawood, KS — 8 a.m. to 5 p.m., Monday – Friday; 8 a.m. to noon, Saturday

•	1665 Charleston Road, Mountain View, CA — 8 a.m. to 5 p.m., Monday – Friday
BY TELEPHONE
Investor Services Representative: 1-800-345-2021
Business and Not-For-Profit: 1-800-345-3533
Automated Information Line: 1-800-345-8765
Open an account: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Call or use our Automated Information Line (available only to Investor Class shareholders).
Make additional investments: Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to Investor Class shareholders.
Sell shares: Call or use our Automated Information Line. The Automated Information Line redemptions are up to $25,000 per day per account and are available for Investor Class shareholders only.
BY MAIL OR FAX
Mail Address: P.O. Box 419200, Kansas City, MO 64141-6200 — Fax: 1-888-327-1998
Open an account: Send a signed, completed application and check or money order payable to American Century Investments.
Exchange shares: Send written instructions to exchange your shares from one American Century Investments account to another with an identical registration.
Make additional investments: Send your check or money order for at least $50 with an investment slip. If you don’t have an investment slip, include your name, address and account number on your check or money order.
Sell shares: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.
AUTOMATICALLY
Open an account: Not available.
Exchange shares: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another with an identical registration.
Make additional investments: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.
Sell shares: You may sell shares automatically by establishing a systematic redemption plan.

See Additional Policies Affecting Your Investment for more information about investing with us.

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Investing Through a Financial Intermediary
The fund may be purchased through financial intermediaries that provide various administrative and distribution services.

Financial intermediaries include banks, broker-dealers, insurance companies and financial professionals.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund’s distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund, and helping defray the costs associated with offering the fund. These payments may create a conflict of interest by influencing the intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.
Moving Between Share Classes and Accounts
You may move your investment between share classes (within the same fund or between different funds) in certain circumstances deemed appropriate by American Century Investments. You also may move investments held in certain accounts to a different type of account if you meet certain criteria. Please contact your financial professional for more information about moving between share classes or account types.
Buying and Selling Shares Through a Financial Intermediary
Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include

•	minimum investment requirements

•	exchange policies

•	fund choices

•	cutoff time for investments

•	trading restrictions
In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the fund. Please contact your financial intermediary for a complete description of its policies. Copies of the fund’s annual reports, semiannual reports and statement of additional information are available from your financial intermediary.
The fund has authorized certain financial intermediaries to accept orders on the fund’s behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund’s behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.
If you submit a transaction request through a financial intermediary that does not have a selling agreement with us, or if the financial intermediary’s selling agreement does not cover the type of account or share class requested, we may reject or cancel the transaction without prior notice to you or the intermediary.
See Additional Policies Affecting Your Investment for more information about investing with us.

10

Additional Policies Affecting Your Investment
Eligibility for Investor Class Shares
The fund’s Investor Class shares are available for purchase directly from American Century Investments and through the following types of products, programs or accounts offered by financial intermediaries:

•	self-directed accounts on transaction-based platforms that may or may not charge a transaction fee

•	employer-sponsored retirement plans

•	broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts

•	insurance products and bank/trust products where fees are being charged
The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.
Minimum Initial Investment Amounts
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Investors opening accounts through financial intermediaries may open an account with $250, but the financial intermediaries may require their clients to meet different investment minimums. See Investing Through a Financial Intermediary for more information.

Broker-dealer sponsored wrap program accounts and/or fee-based advisory accounts	No minimum
Coverdell Education Savings Account (CESA)	$2,000 [1]

[1]	The minimum initial investment for shareholders investing through financial intermediaries is $250. Financial intermediaries may have different minimums for their clients.
Subsequent Purchases
There is a $50 minimum for subsequent purchases. See Ways to Manage Your Account for more information about making additional investments directly with American Century Investments. However, there is no subsequent purchase minimum for financial intermediaries, but financial intermediaries may require their clients to meet different subsequent purchase requirements.
Limitations on Sale
As of the date of this prospectus the fund is registered for sale only in the following states and territories: Arizona, California, Colorado, District of Columbia, Florida, Hawaii, New Mexico, Nevada, New York, Oregon, Texas, Utah, Washington, the Virgin Islands and Guam.
Redemptions
Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.
However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. We will not honor checks written against shares subject to this seven-day holding period. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within seven days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a seven-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.
In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.
Special Requirements for Large Redemptions
If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.
We will value these securities in the same manner as we do in computing the fund’s net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.
If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

11

Redemption of Shares in Accounts Below Minimum
If your account balance falls below the minimum initial investment amount for any reason, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 60 days to meet the minimum. You also may incur tax liability as a result of the redemption.
Signature Guarantees
A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

•	Your redemption or distribution check or automatic redemption is made payable to someone other than the account owners.

•	Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.

•	You are transferring ownership of an account over $100,000.

•	You change your address and request a redemption over $100,000 within seven days.
We reserve the right to require a signature guarantee for other transactions, or we may employ other security measures, such as signature comparison, at our discretion.
Canceling a Transaction
American Century Investments will use its best efforts to honor your request to revoke a transaction instruction if your revocation request is received prior to the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time) on the trade date of the transaction. Once processing has begun, or the NYSE has closed on the trade date, the transaction can no longer be canceled. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.
Frequent Trading Practices
Frequent trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of frequent trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by frequent trading if the additional trading costs are significant.
Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Trustees has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.
For money market funds, American Century Investments anticipates that shareholders will purchase and sell shares frequently because these funds are designed to offer investors a liquid investment. Accordingly, American Century Investments has determined that it is not necessary to monitor trading activity or impose trading restrictions on money market fund shares and these funds accommodate frequent trading. However, we reserve the right, in our sole discretion, to modify monitoring and other practices as necessary to deal with novel or unique abusive trading practices.
Your Responsibility for Unauthorized Transactions
American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requiring personalized security codes or other information online, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.
A Note About Mailings to Shareholders
To reduce the amount of mail you receive from us, we generally deliver a single copy of fund documents (like shareholder reports, proxies and prospectuses) to investors who share an address, even if their accounts are registered under different names. Investors who share an address may also receive account-specific documents (like statements) in a single envelope. If you prefer to receive your documents addressed individually, please call us or your financial professional. For American Century Investments brokerage accounts, please call 1-888-345-2071.

12

Right to Change Policies
We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

13

Share Price and Distributions
Share Price
American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

The net asset value, or NAV, of the fund is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

All securities held by money market funds shall be valued using the amortized cost method pursuant to Rule 2a-7 under the Investment Company Act. The securities of money market funds will also be valued daily using readily available market quotations provided by independent pricing services to facilitate the calculation of the deviation between the funds’ market-based NAV per share and the NAV per share of $1.00.
Distributions
Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

The fund expects to declare distributions from net income, if any, daily. These distributions are paid on the last business day of each month. Distributions are reinvested automatically in additional shares unless you choose another option. The fund intends to designate distributions from net income as exempt-interest dividends. To be eligible to make this designation, at least 50% of the value of the fund’s total assets must consist of tax-exempt interest obligations at the close of each quarter.
Except as described in the next paragraph, you will begin to participate in fund distributions the next business day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem.
You will begin to participate in fund distributions on the day your instructions to purchase are received if you

•	notify us of your purchase prior to 11 a.m. Central time AND

•	pay for your purchase by bank wire transfer prior to 3 p.m. Central time on the same day.
Also, we will wire your redemption proceeds to you by the end of the business day if you request your redemption before 11 a.m. Central time.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, or to your home address or to another person or address by check.

14

Taxes
Tax-Exempt Income
Most of the income that the fund receives from municipal securities is exempt from California and regular federal income taxes. However, corporate shareholders should be aware that distributions are subject to California’s corporate franchise tax.
Taxable Income
The fund’s investment performance also is based on sources other than income from municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are

•
Market Discount Purchases. The fund may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a portion of the gain may be treated as ordinary income and taxable as ordinary income if it is distributed to shareholders.

•	Capital Gains. When the fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss, which you must report on your tax return.

•	Temporary Investments. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.
Taxability of Distributions
Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are generally exempt from regular federal income tax. However, if distributions are federally taxable, such distributions may be designated as qualified dividend income. If so, and if you meet a minimum required holding period with respect to your shares of the fund, such distributions of income are taxed at the same rates as long-term capital gains. The fund does not expect a significant portion of its distributions to be derived from qualified dividend income.

Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

The tax character of any distributions from capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions or take them in cash. Short-term (one year or less) capital gains are taxable as ordinary income. Gains on securities held for more than one year are taxed at the lower rates applicable to long-term capital gains.
If a fund’s distributions exceed current and accumulated earnings and profits, such excess will generally be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.
For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax character of fund distributions for each calendar year in an annual tax mailing.
If you meet specified income levels, you will also be subject to a 3.8% Medicare contribution tax which is imposed on net investment income, including interest, dividends and capital gains. This tax is not imposed on tax-exempt interest.
If you hold your fund shares through a tax-deferred investment plan, such as a 401(k) plan or an IRA, any distributions received from the fund may be taxable as ordinary income upon withdrawal from the tax-deferred plan, regardless of whether the distributions were tax-exempt when earned.
Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

15

Taxes on Transactions
Your redemptions—including exchanges to other American Century Investments funds—are subject to capital gains tax. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and will be disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.
If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.
Buying a Dividend
Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.
The risk in buying a dividend is that a fund’s portfolio may build up taxable income and gains throughout the period covered by a distribution, as income is earned and securities are sold at a profit. The fund distributes the income and gains to you, after subtracting any losses, even if you did not own the shares when the income was earned or the gains occurred.
If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the income earned or the gains realized in the fund’s portfolio.

16

Financial Highlights
Understanding the Financial Highlights
The table on the next page itemizes what contributed to the changes in share price during the most recent fiscal period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.
On a per-share basis, the table includes as appropriate

•	share price at the beginning of the period

•	investment income and capital gains or losses

•	distributions of income and capital gains paid to investors

•	share price at the end of the period
The table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions

•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets

•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets

•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period
The Financial Highlights that follow have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund’s annual report, which is available upon request.

17

California Tax-Free Money Market Fund

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2014	$1.00	—(2)	—(2)	—	—(2)	$1.00	0.01%	0.16%	0.50%	0.01%	(0.33)%	$221,042
2013	$1.00	—(2)	—(2)	—	—(2)	$1.00	0.01%	0.28%	0.50%	0.01%	(0.21)%	$241,081
2012	$1.00	—(2)	—(2)	—(2)	—(2)	$1.00	0.01%	0.40%	0.50%	0.01%	(0.09)%	$263,397
2011	$1.00	—(2)	—(2)	—(2)	—(2)	$1.00	0.01%	0.38%	0.50%	0.01%	(0.11)%	$299,366
2010	$1.00	—(2)	—(2)	—(2)	—(2)	$1.00	0.03%	0.34%	0.50%	0.01%	(0.15)%	$345,565
Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Per-share amount was less than $0.005.

Where to Find More Information

Annual and Semiannual Reports
Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders, dated August 31, 2014 .
Statement of Additional Information (SAI)
The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.
You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.
The Securities and Exchange Commission (SEC)
Information about the fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Fund Reference	Fund Code	Newspaper Listing
California Tax-Free Money Market Fund
Investor Class	930	AmC CATF

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419385 Kansas City, Missouri 64141-6385 1-800-345-6488

Investment Company Act File No. 811-3706
CL-PRS- 83598    1501

January 1, 2015

American Century Investments
Statement of Additional Information

American Century California Tax-Free and Municipal Funds

California High-Yield Municipal Fund
Investor Class (BCHYX)
Institutional Class (BCHIX)
A Class (CAYAX)
C Class (CAYCX)

California Intermediate-Term Tax-Free Bond Fund
Investor Class (BCITX)
Institutional Class (BCTIX)
A Class (BCIAX)
C Class (BCIYX)

California Long-Term Tax-Free Fund
Investor Class (BCLTX)
Institutional Class (BCLIX)
A Class (ALTAX)
C Class (ALTCX)

California Tax-Free Money Market Fund
Investor Class (BCTXX)

This statement of additional information adds to the discussion in the funds’ prospectuses dated January 1, 2015, but is not a prospectus. The statement of additional information should be read in conjunction with the funds’ current prospectuses. If you would like a copy of a prospectus, please contact us at one of the addresses or telephone numbers listed on the back cover or visit American Century Investments’ website at americancentury.com.

This statement of additional information incorporates by reference certain information that appears in the funds’ annual reports, which are delivered to all investors. You may obtain a free copy of the funds’ annual reports by calling 1-800-345-2021.

© 2015 American Century Proprietary Holdings, Inc. All rights reserved.

The Funds’ History	2
Fund Investment Guidelines	2
California High-Yield Municipal Fund	3
California Intermediate-Term Tax-Free Bond Fund, California Long-Term Tax-Free Fund	3
California Tax-Free Money Market Fund	4
Fund Investments and Risks	4
Investment Strategies and Risks	4
Investment Policies	20
Temporary Defensive Measures	21
Portfolio Turnover	21
Disclosure of Portfolio Holdings	22
Management	26
Board of Trustees	26
Officers	31
Code of Ethics	31
Proxy Voting Policies	31
The Funds’ Principal Shareholders	32
Service Providers	32
Investment Advisor	33
Portfolio Managers	35
Transfer Agent and Administrator	37
Sub-Administrator	38
Distributor	38
Custodian Bank	38
Independent Registered Public Accounting Firm	38
Brokerage Allocation	39
Regular Broker-Dealers	40
Information About Fund Shares	40
Multiple Class Structure	41
Valuation of a Fund’s Securities	43
Taxes	44
Federal Income Tax	44
Alternative Minimum Tax	45
State and Local Taxes	45
Financial Statements	45
Appendix A – Principal Shareholders	A-1
Appendix B – Sales Charges and Payments to Dealers	B-1
Appendix C – Buying and Selling Fund Shares	C-1
Appendix D – Explanation of Fixed-Income Securities Ratings	D-1

The Funds’ History
American Century California Tax-Free and Municipal Funds is a registered open-end management investment company that was organized as a Massachusetts business trust on February 18, 1983. From then until January 1997, it was known as Benham California Tax-Free and Municipal Funds. Throughout this statement of additional information, we refer to American Century California Tax-Free and Municipal Funds as the trust.
Each fund is a separate series of the trust and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration number.
Effective January 1, 2006, the California Intermediate-Term Tax-Free Fund was renamed the California Tax-Free Bond Fund. Effective November 1, 2010, the California Tax-Free Bond Fund was renamed the California Intermediate-Term Tax-Free Bond Fund.

Fund/Class	Ticker Symbol	Inception Date
California High-Yield Municipal Fund
Investor Class	BCHYX	12/30/1986
Institutional Class	BCHIX	03/01/2010
A Class	CAYAX	01/31/2003
C Class	CAYCX	01/31/2003
California Intermediate-Term Tax-Free Bond Fund
Investor Class	BCITX	11/09/1983
Institutional Class	BCTIX	03/01/2010
A Class	BCIAX	03/01/2010
C Class	BCIYX	03/01/2010
California Long-Term Tax-Free Fund
Investor Class	BCLTX	11/09/1983
Institutional Class	BCLIX	03/01/2010
A Class	ALTAX	09/28/2007
C Class	ALTCX	09/28/2007
California Tax-Free Money Market Fund
Investor Class	BCTXX	11/09/1983

Fund Investment Guidelines
This section explains the extent to which the funds’ advisor, American Century Investment Management, Inc. (ACIM), can use various investment vehicles and strategies in managing a fund’s assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 4. In the case of the funds’ principal investment strategies, these descriptions elaborate upon the discussion contained in the prospectuses.
Each fund is diversified as defined in the Investment Company Act of 1940 (the Investment Company Act), with the exception of California High-Yield Municipal Fund which is non-diversified. Diversified means that, with respect to 75% of its total assets, a fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than U.S. government securities and securities of other investment companies). Nondiversified means that a fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund.
To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company) and it does not own more than 10% of the outstanding voting securities of a single issuer.
California Tax-Free Money Market operates pursuant to Rule 2a-7 under the Investment Company Act, which permits the valuation of portfolio securities on the basis of amortized cost. To rely on Rule 2a-7, the fund must comply with the definition of diversified under the rule.
Each fund intends to remain fully invested in municipal obligations. Each fund will invest at least 80% of its net assets in California municipal obligations. A municipal obligation is a “California” municipal obligation if its income is exempt from California state income taxes. This includes obligations of the Commonwealth of Puerto Rico and its public corporations (as well as other territories such as Guam and the Virgin Islands), which are exempt from federal and California state income taxes.

The remaining 20% of net assets may be invested in

(1)	municipal obligations issued in other states, and

(2)	U.S. government obligations.
For temporary defensive purposes, each fund may invest more than 20% of its net assets in U.S. government obligations. For liquidity purposes, each fund may invest up to 5% of its total assets in shares of money market funds; the non-money market funds may invest in money market funds managed by the advisor.
Each fund will invest at least 80% of its net assets in obligations with interest exempt from regular federal income tax. California High-Yield Municipal, unlike the other funds, may invest substantially all of its assets in securities that are subject to the alternative minimum tax (AMT). See Alternative Minimum Tax, page 45.
For an explanation of the securities ratings referred to in the prospectuses and this statement of additional information, see Explanation of Fixed-Income Securities Ratings in Appendix D.
Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor’s policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. Subject to the specific limitations applicable to a fund, the fund management teams may invest the assets of each fund in varying amounts in other instruments when such a course is deemed appropriate in order to pursue a fund’s investment objective. All investment restrictions described below and in each fund’s prospectus are measured at the time of the transaction in the security.  If market action affecting fund securities (including, but not limited to, appreciation, depreciation  or a credit rating event) causes a fund to exceed an investment restriction, the advisor is not required to take immediate action.  Under normal market conditions, however, the advisor’s policies and procedures indicate that the advisor will not make any purchases that will make the fund further outside the investment restriction.
California High-Yield Municipal Fund
Under normal market conditions, California High-Yield Municipal invests at least 80% of its net assets in municipal securities with income payments exempt from federal and California income taxes. Although California High-Yield Municipal typically invests a significant portion of its assets in investment-grade bonds, the advisor does not adhere to specific rating criteria in selecting investments for this fund. The fund invests in securities rated or judged by the advisor to be below investment-grade quality (e.g., bonds rated BB/Ba or lower, which are sometimes referred to as junk bonds) or unrated bonds.
Many issuers of medium- and lower-quality bonds choose not to have their obligations rated and a large portion of California High-Yield Municipal’s portfolio may consist of obligations that, when acquired, were not rated. Unrated securities may be less liquid than comparable rated securities and may involve the risk that the portfolio managers may not accurately evaluate the security’s comparative credit rating. Analyzing the creditworthiness of issuers of lower-quality, unrated bonds may be more complex than analyzing the creditworthiness of issuers of higher-quality bonds. There is no limit to the percentage of assets the fund may invest in unrated securities. The fund may invest up to 10% of its total assets in securities that are in monetary default.
California High-Yield Municipal may invest in investment-grade municipal obligations if the advisor considers it appropriate to do so. Investments of this nature may be made due to market considerations (e.g., a limited supply of medium- and lower-grade municipal obligations) or to increase liquidity of the fund. Investing in high-grade obligations may lower the fund’s return.
California High-Yield Municipal may purchase private activity municipal securities. The interest from these securities is treated as a tax-preference item in calculating federal AMT liability. The fund is not limited in its investments in securities that are subject to the AMT. Therefore, the fund is better suited for investors who do not expect AMT liability. See Taxes, page 44.
California Intermediate-Term Tax-Free Bond Fund and California Long-Term Tax-Free Fund
Under normal market conditions, California Intermediate-Term Tax-Free Bond and California Long-Term Tax-Free invest at least 80% of the value of their respective net assets in a portfolio of investment grade municipal obligations with interest payments exempt from federal and California income taxes. The funds differ in their maturity criteria as stated in the prospectus. At least 80% of the funds will be invested in:

•	municipal bonds rated, when acquired, within the four highest categories designated by a rating agency;

•	municipal notes (including variable-rate demand obligations) and tax-exempt commercial paper that is rated, when acquired, within the two highest categories designated by a rating agency; or

•	unrated obligations judged by the advisor to be of a quality comparable to the securities listed above.
Up to 20% of the funds’ respective net assets may be invested in securities rated below investment-grade quality. Many issuers of medium- and lower-quality bonds choose not to have their obligations rated and a portion of each fund’s portfolio may consist of obligations that, when acquired, were not rated. Unrated securities may be less liquid than comparable rated securities and may involve the risk that the portfolio managers may not accurately evaluate the security’s comparative credit quality. Analyzing the creditworthiness of issuers of lower-quality, unrated bonds may be more complex than analyzing the creditworthiness of issuers of higher-quality bonds. The funds also may invest in securities that are in technical or monetary default.
California Tax-Free Money Market Fund
California Tax-Free Money Market seeks to maintain a $1 share price, although there is no guarantee it will be able to do so. Shares of the fund are neither insured nor guaranteed by the U.S. government. The money market fund may be appropriate for investors seeking share price stability who can accept the lower yields that short-term obligations typically provide.
In selecting investments for the money market fund, the advisor adheres to regulatory guidelines concerning the quality and maturity of money market fund investments as well as to internal guidelines designed to minimize credit risk. In particular, the fund:

•
buys only U.S. dollar-denominated obligations with remaining maturities of 397 days or less (and variable- and floating-rate obligations with demand features that effectively shorten their maturities to 397 days or less);

•	maintains a dollar-weighted average maturity of 60 days or less and a weighted average life of 120 days or less; and

•	restricts its investments to high-quality obligations determined by the advisor, pursuant to procedures established by the Board of Trustees, to present minimal credit risks.
To be considered high-quality, an obligation must be:

•	a U.S. government obligation;

•
rated (or of an issuer rated with respect to a class of comparable short-term obligations) in one of the two highest rating categories for short-term obligations by at least two nationally recognized statistical rating agencies (or one if only one has rated the obligation); or

•	an unrated obligation judged by the advisor, pursuant to guidelines established by the Board of Trustees, to be of a quality comparable to the securities listed above.
Fund Investments and Risks
Investment Strategies and Risks
This section describes the investment vehicles and techniques the portfolio managers can use in managing a fund’s assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund’s overall risk profile.
Concentration in Types of Municipal Activities
From time to time, a significant portion of a fund’s assets may be invested in municipal obligations that are related to the extent that economic, business or political developments affecting one of these obligations could affect the other obligations in a similar manner.
For example, if a fund invested a significant portion of its assets in utility bonds and a state or federal government agency or legislative body promulgated or enacted new environmental protection requirements for utility providers, projects financed by utility bonds could suffer as a group. Additional financing might be required to comply with the new environmental requirements, and outstanding debt might be downgraded in the interim. Among other factors that could negatively affect bonds issued to finance similar types of projects are state and federal legislation regarding financing for municipal projects, pending court decisions relating to the validity or means of financing municipal projects, material or manpower shortages, and declining demand for projects or facilities financed by the municipal bonds.
About the Risks Affecting California Municipal Securities
As noted in the prospectuses, the funds are susceptible to political, economic and regulatory events that affect issuers of California municipal obligations. These include possible adverse effects of California constitutional amendments, legislative measures, voter initiatives and other matters described below.
The following information about risk factors is provided in view of the funds’ policies of concentrating their assets in California municipal securities. This information is based on recent official statements relating to securities offerings of California issuers, although it does not constitute a complete description of the risks associated with investing in securities of these issuers. While neither the advisor nor the funds have independently verified the information contained in the official statements, they have no reason to believe the information is inaccurate.
Economic Overview
Statistics coming from the California economy suggest a continued gradual and broadening recovery. The growth in the high-technology sector, international trade, and tourism is being supplemented by better residential construction and real estate conditions.
Personal income increased in fourteen of the sixteen quarters through the end of 2013, with decreases only in the fourth quarter of 2011 and the first quarter of 2013. The decrease in early 2013 was partially due to the expiration of the federal payroll tax holiday.

California’s nonfarm payroll jobs grew by 391,700 between December 2012 and December 2013, or by 32,600 jobs per month on average. The state unemployment rate reached a high of 12.4% in late 2010. The rate has continued to improve, falling to 7.4% as of August 2014. In comparison, the national unemployment rate was 6.1% in August 2014.
After hitting a low of close to 200,000 units (seasonally-adjusted and annualized) in the middle of 2007, sales of existing single-family homes have rebounded to nearly 400,000 units annually. Home prices continued to climb in 2013 and early 2014 reaching levels not seen in more than five years. The median price of existing, single family homes sold in June 2014 was $457,160. However, this remains 23% below the pre-recession peak.
California issued 83,000 residential building permits in 2013, 42.3% more than were issued in 2012 but still only 39% of the 213,000 permits issued in 2004. Despite a large number of permits issued in April 2014, the average pace of permits issued in the first five months of 2014 was only 85,000 on an annualized basis. These remain mostly permits for multi-family structures.
California set a new record for merchandise exports in 2013. Export values totaled $168.13 billion, surpassing the $161.9 billion recorded in 2012. Exports of manufactured goods and non-manufactured in 2013 were up 4.6% and 7.1%, respectively, from 2012. Exports have continued to increase in early 2014 at a faster rate than for the U.S. as a whole. Despite the drought, agricultural exports continue to increase as rising prices offset lower volumes of exports.
Despite moderate growth in the past year which appeared to continue into the first half of 2014, there are still risks to the economy. First the persistence of unemployment has meant slow income growth for a broad section of the population, and slow wage growth. This impacts the ability of people to save and invest, and makes it difficult for consumption growth to support broader economic growth. Second, economic expansions do not last forever with the average post-war expansion length at almost five years. As of June 2014, the current expansion has lasted five years. There are few immediate signs of contraction, but it would be a historical anomaly for the U.S. not to see another recession before 2020.
Constitutional Limitations
Many California issuers rely on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution, enacted by voters in 1978 and commonly known as Proposition 13. Proposition 13 limits to 1% of full cash value the rate of ad valorem taxes on real property and restricts the reassessment of property to 2% per year, except where new construction or changes of ownership have occurred (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness. The U.S. Supreme Court has upheld Proposition 13 against claims that it has unlawfully resulted in widely varying tax liability on similarly-situated properties. Proposition 13 also requires voters of any governmental unit to give two-thirds approval to levy any special tax. Subsequent court decisions, however, have allowed non-voter approved general taxes so long as they are not dedicated to a specific use. In response to these decisions, voters adopted an initiative in 1986 that imposed new limits on the ability of local government entities to raise or levy general taxes without voter approval. Based upon a 1991 intermediate appellate court decision, it was believed that significant parts of this initiative, known as Proposition 62, were unconstitutional. On September 28, 1995, the California Supreme Court rendered a decision in the case of Santa Clara County Local Transportation Authority vs. Guardino that rejected the prior decision and upheld Proposition 62, while striking down a 1/2-cent sales tax for transportation purposes that was approved by a majority, but less than two-thirds, vote. Proposition 62 does not apply to charter cities, but other local governments may be constrained in raising any taxes without voter approval.
On November 5, 1996, California voters approved Proposition 218. This proposition added Articles XIIIC and XIIID to the state constitution, affecting the ability of local governments, including charter cities, to levy and collect both existing and future taxes, assessments, fees and charges. Proposition 218 became effective November 6, 1996, although application of some of its provisions was deferred until July 1, 1997. This proposition could negatively impact a local government’s ability to make its debt service payments, and thus could result in lower credit ratings.
On November 2, 2010, voters approved the following initiative measures which have an impact on state budget finances; all three of these measures were effective immediately:

•
Proposition 22 restricts the ability of the state to use or borrow money from local governments and moneys dedicated to transportation financing. It also prohibits actions taken in current and prior budgets to use excise taxes on motor vehicle fuels to offset General Fund costs of debt service on certain transportation bonds and to borrow money from certain transportation funds.

•
Proposition 25 reduces the required vote in each house of the legislature to adopt the annual budget act “trailer bills,” which accompany the budget act, and other appropriations measures to a majority from two-thirds.

•	Proposition 26 expands the definition of “taxes” under existing Constitutional provisions that require a two-thirds vote of the legislature to approve.
On November 6, 2012, voters approved Proposition 30 which provided temporary increases in personal income tax rates for high-income taxpayers and a temporary increase in the state sales tax rate, and specified that the additional revenues will support K-14 public schools and community colleges as part of the Proposition 98 guarantee. Proposition 30 also placed into the state constitution the current statutory provisions transferring 1.0625% of the state sales tax to local governments to fund the “realignment” program for many services including housing criminal offenders.

Also on November 6, 2012, voters approved Proposition 39, thereby amending state statutes governing corporation taxes by reversing a provision adopted in 2009 giving corporations an option on how to calculate the portion of worldwide income attributable to California. By requiring corporations to base their state tax liability on sales in California, it is estimated that state revenues would be increased by about $1 billion per year. The measure also, for five years, dedicates up to an estimated $550 million per year from this increased income to funding of projects that create energy efficiency and clean energy jobs in California.
Obligations of the State of California
As of July 1, 2014, the state had outstanding approximately $79.8 billion in aggregate principal amount of long-term general obligation bonds and economic recovery bonds.
State Finances
During the recent recession, which officially ended in 2009, the state experienced the most significant economic downturn since the Great Depression of the 1930s. As a result, state tax revenues declined precipitously, resulting in large budget gaps and occasional cash shortfalls in the period from 2008 through 2011, which were addressed largely through various spending cuts and payment deferrals. Voters approved Proposition 30 in 2012, providing increased revenues through the next several fiscal years. Prior to the termination of the temporary additional personal income tax rates under Proposition 30 on December 31, 2018, the Administration’s plan is to completely pay off unprecedented levels of budgetary borrowings, debts and deferrals which were accumulated in order to balance budgets largely over the past decade. As of the 2014 Budget Act, the state’s budget is projected to remain balanced within the projection period ending in fiscal year 2017-18.
The 2014 Budget Act and related legislation (the 20l4-l5 Budget) provides for a multi-year General Fund plan that is balanced. For the current fiscal year, it appropriates $108 billion in expenditures, and projects $109.4 billion in revenues and a $449 million by the end of fiscal year 2014-15. The 2014-15 Budget projects the state ended fiscal year 2013-14 with a reserve of $2.948 billion.
The 2014-15 Budget, is a continuation of a multi-year General Fund strategy that is structurally balanced, significantly pays down the “wall of debt” and projects the “wall of debt” will be fully eliminated by the end of fiscal year 2017-18. Additionally, for the first time since 2007-08, the budget includes a transfer of $1.6 billion into the Budget Stabilization Account. The 2014-15 Budget includes trigger mechanisms that would require specified additional General Fund expenditures if state revenues rise higher than anticipated in the budget. It also invests in public schools, pays for recent expansion of health care coverage for millions and includes a plan to shore up teachers pensions.
The 2013-14 Budget has the following significant components by major program area:
Proposition 98 - proposes funding of $60.9 billion for fiscal year 2014-15, of which $44.5 billion is from the General Fund. When combined with General Fund increases of $4.9 billion in 2012-13 and 2013-14, the 2014-15 Budget includes a $10.3 billion increase in the General Fund investment in K-14 education compared to the 2013-14 Budget. The Budget also repays $5.1 billion in school budgetary deferrals in fiscal year 2014-15, and includes a “trigger” mechanism that will appropriate any additional Proposition 98 resources attributable to the 2013-14 and 2014-15 fiscal years for the purpose of retiring up to $1 billion of the remaining deferral balance, if state revenues rise higher than anticipated in the 2014-15 Budget.

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Higher Education - proposes total state funding of $13.0 billion for all major segments of Higher Education, including $12.6 billion from the General Fund (both Non-Proposition 98 and Proposition 98), an increase of $1.2 billion General Fund from revised estimates for fiscal year 2013-14. The remaining funds include special and bond funds.

•	Health and Human Services - proposes $49.0 billion, including $29.7 billion General Fund and $19.4 billion from special funds, for these programs.

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Implementation of the Affordable Care Act - proposes $14.5 billion, including $477.7 million from the General Fund, to implement federal health care reform, which started in January 2014, and will provide coverage to millions of Californians.

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Prison Funding - includes total state funding of $12.0 billion, including $9.6 billion from the General Fund and $2.4 billion from special funds, for the Department of Corrections and Rehabilitation and other related programs.

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Redevelopment Agency Dissolution Savings - includes Proposition 98 General Fund savings of $1.1 billion in fiscal year 2013-14 and $811 million in fiscal year 2014-15. This reflects the receipt of a like amount of property tax revenues in each fiscal year by K-12 schools and community colleges.

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Payment of Interest on Unemployment Insurance Fund Debt - includes $218.5 million from the General Fund to make the 2014 interest payment on the outstanding loan from the federal unemployment account. Interest will continue to accrue and be payable annually until the principal on the loan is repaid. The principal amount of the federal loan is projected to be $8.8 billion at the end of calendar year 2014 compared to $9.7 billion at the end of 2013.

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Cash Management - Cash flow needs will be managed through internal and external borrowing. The 2014-15 Budget projects the need for $2.8 billion in revenue anticipation notes, compared with $5.5 billion in fiscal year 2013-14.

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Reserve Policy - the 2014-15 Budget includes a constitutional amendment to appear on the November 2014 ballot which would significantly amend the existing rainy day fund deposit requirements into the BSA established by Proposition 58.

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“Trigger” Mechanism for Additional General Fund Expenditures - includes provisions that would require, if state revenues rise higher than anticipated in the 2014-15 Budget, further reducing or eliminating the remaining $1 billion in school deferrals (see Proposition 98 above) and $800 million in local government mandate claims. Additional provisions would have required $200 million in deferred maintenance expenditures for state buildings, the University of California, and the California State University, if 2013-14 property taxes had been higher than anticipated (and therefore, would have offset state K-14 Proposition 98 costs). However, these property taxes have recently been certified at a level that is not higher than anticipated in the 2014-15 Budget. As a result, the additional $200 million in deferred maintenance expenditures are not required. The property tax amount was certified at approximately $73 million lower than anticipated and therefore requires an additional $73 million from the General Fund to cover Proposition 98 costs. Final certification for 2013-14 property taxes will be made in February 2015.

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Paying Down Debts and Liabilities - the 2014-15 Budget reduces more than $10 billion of debts, deferrals, and budgetary obligations accumulated over the prior decade comprising the “wall of debt” by paying down the deferral of payments to schools by $5 billion, paying off the Economic Recovery Bonds, repaying various special fund loans and funding $100 million in mandate claims that have been owed to local governments since 2004 or longer. The 2014-15 Budget sets forth a plan of shared responsibility among the state, school districts and teachers to eliminate the current unfunded liability in CalSTRS (the pension system for public school teachers in the state) in about 30 years. Barring state action, CalSTRS was expected to run out of money in 33 years. The first year’s contributions from each of the state, school districts and teachers are modest, totaling about $275 million ($59.1 million General Fund). The contributions will increase in subsequent years, reaching more than $5 billion annually in total funds (approximately $900 million General Fund) when the rates are fully phased in for all parties by 2020-21.

State Pension Funds and Retiree Health Benefits
The two main state pension funds have sustained substantial investment losses in recent years and face large unfunded future liabilities. The most recent actuarial valuation of the California Public Employees’ Retirement System (CalPERS), based on data through June 30, 2013 showed an accrued unfunded liability allocable to state employees of $49.9 billion on an MVA basis. The California State Teachers’ Retirement System (CalSTRS) reported the unfunded accrued liability of its defined benefit plan at June 30, 2013 at $73.7 billion on an AVA basis, and $74.4 billion on an MVA basis. The state also has an unfunded liability relating to retirees’ post-employment healthcare benefits which was estimated at $64.57 billion at June 30, 2012, and which continues to increase.
The state General Fund contributions to CalPERS were expected to be approximately $2.3 billion in fiscal year 2013-14, and its contributions to CalSTRS were expected to be approximately $1.36 billion during that period. The combined contributions represent about 4% of all General Fund expenditures in the fiscal year. There can be no assurances that the state’s annual required contributions to CalPERs and CalSTRS will not significantly increase in the future. The actual amount of any increases will depend on a variety of factors, including but not limited to investment returns, actuarial assumptions, experience, retirement benefit adjustments, and, in the case of CalSTRS, statutory changes in contributions.
PEPRA
Chapter 296, Statutes of 2012 (AB 340), a comprehensive pension reform package affecting state and local government, increased the retirement age and lowered retirement benefits for most new state and local government employees hired on or after January 1, 2013. AB 340, known as the Public Employees’ Pension Reform Act of 2013 (“PEPRA”) also includes provisions to increase current employee contributions. Though PEPRA covers most public employees in state government, cities, counties, special districts, school districts, and community colleges, the following discussion relates only to PEPRA’s impact on state employee retirement. PEPRA excludes judges, the University of California, and charter cities with independent pension systems from the new retirement plans; however, newly elected or appointed judges would be subject to the new cost-sharing provisions.
In a preliminary actuarial analysis, CalPERS noted savings to the state of $10.3 billion to $12.6 billion over the next 30 years due primarily to increased employee contributions and, as the workforce turns over, lower benefit formulas that will gradually reduce normal costs. PEPRA also directs state savings from additional employee contributions to be used toward additional payments on the state’s unfunded liability, subject to Budget Act approval. The 2014 Budget Act includes an additional $102.7 million ($70.9 million General Fund) directed toward the state’s unfunded pension liability to reflect the savings resulting from increased employee contributions under PEPRA.
Other provisions reduce the risk of the state incurring additional unfunded liabilities, including prohibiting, retroactive benefits increases, generally prohibiting contribution holidays, and prohibiting purchases of additional non-qualified service credit (“air time”).
Key changes to retirement plans affecting the state include:

•	New, lower defined-benefit formulas that increase retirement ages for new public employees hired on or after January 1, 2013.

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For new employees, a cap on pensionable income in the 2013 calendar year of $113,700, or $136,440 (for employees not in Social Security). Annual increases on the cap would be limited to the Consumer Price Index for All Urban Consumers. As of January 1, 2014, the cap on pensionable income was adjusted to $115,064, or $138,077 (for employees not in Social Security).

•	A standard that employees pay at least 50% of normal costs.

•	Establishes increases for current state civil service and related excluded employees who are not contributing at least half of normal costs.

•	CSU and judicial branch employees hired on or after January 1, 2013 will pay at least 50% of the normal cost or the current contribution rate of similarly situated employees, whichever is greater.

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Chapter 528, Statutes of 2013, (SB 13) made clarifying and technical amendments to PEPRA which authorizes CSU, on or after January 1, 2019, to impose higher employee contribution rates on CSU members hired before January 1, 2013. SB 13 also directs savings from increased CSU employee contributions to be retained by the university.

Costs for OPEB are not addressed in PEPRA, however, later retirement ages will help reduce OPEB liabilities in the long term. Provisions in PEPRA affecting CalSTRS did not change the state’s statutory contribution rate. However, potential additional employee contributions, limits on pensionable compensation, and higher retirement ages for new members will reduce pressure on the system’s unfunded liabilities and potentially state contribution levels in the long term.
On August 20, 2014, the CalPERS Board voted to submit to the Office of Administrative Law for further review proposed regulations on the type of pay items that can be counted in an employee’s pension calculation upon retirement. The regulations affect only state and local government employees hired after January 1, 2013. CalPERS included approximately 100 types of pay items as permitted by the state’s recent pension-reform legislation. All of the major cost-savings components of the pension reform law (including lower benefit formulas, cap on pensionable income, and a three-year final compensation period) remain intact.
The Administration does have a disagreement with CalPERS over one pay item included in the proposed regulations - for temporary pay upgrades. In 2013, no state employees subject to the pension-reform law received an out-of-class pay differential. As the workforce turns over, the Department of Finance estimates that, after 30 years, approximately 1,000 employees (less than one-half of one-percent of today’s Executive Branch workforce) could receive an out-of-class pay premium in a given year.
In 2013 and 2014, the Governor, the Legislature and CalSTRS worked to develop an approach to addressing the long-term funding needs of the DB Program. On June 24, 2014, the Governor signed AB 1469, a comprehensive funding solution intended to eliminate the current CalSTRS unfunded liability on the DB Program by 2046. While the plan is intended to eliminate the unfunded liability of the DB Program by 2046, there is no assurance that it will be eliminated by that date. Accordingly, there can be no assurances that the required amounts annually payable among the members, employers, and state will not significantly increase in the future. Members are required to make contributions to the DB Program in an amount equal to 8% of creditable compensation of the member. However, for services performed between January 1, 2000 and December 31, 2010, the member contribution to the DB Program was 6% because 2% was directed to the Defined Benefit Supplement Program (to which the state does not contribute). Under AB 1469, member contributions will increase over time on July 1, 2014, 2015 and 2016 to 10.25% for members not subject to PEPRA and to 9.205% for members subject to PEPRA.
Employers are required to make contributions to the DB Program in an amount equal to 8% of creditable compensation plus 0.25% to pay costs of the unused sick leave credit; provided that a portion of the employers contributions has in the past and may in the future be transferred to the Medicare Premium Program which has the effect of further reducing aggregate annual contributions to the DB Program. Under AB 1469, employer contributions will increase over time on each July 1, of 2014 through 2020 to 19.1% of creditable compensation in fiscal year 2020-21 through fiscal year 2035-46. Beginning in fiscal year 2021-22 through fiscal year 2045-46, AB 1469 authorizes the CalSTRS Board to adjust the employer contribution up or down 1 percentage point each year, but no higher than 20.25% total and no lower than 8.25%, to eliminate the remaining unfunded obligation that existed on July 1, 2014.
The state’s General Fund contribution to the DB Program is 2.02% of creditable compensation from two fiscal years prior. For example, for fiscal year 2011-12, the state’s contribution was based on creditable compensation from fiscal year 2009-10. Before fiscal year 2014-15, the state also contributed an additional 0.52% of creditable compensation from two fiscal years prior when there is an unfunded obligation or a normal cost deficit exists for benefits in place as of July 1, 1990. Under the prior structure, the percentage was adjusted up to 0.25 percent per year to reflect the contributions required to fund the unfunded obligation or the normal cost deficit. However, the supplemental contribution could not exceed 1.51% of creditable compensation from two fiscal years prior. Based on the most recent actuarial valuation, as of June 30, 2013, an unfunded obligation exists for the benefits in place as of July 1, 1990, which triggered the supplemental payments for the fiscal year ending June 30, 2012 at a contribution rate of 0.524% starting October 1, 2011. An appropriation for this supplemental contribution was included in the 2011 Budget Act. An increased supplemental contribution rate to 0.774% was included in the 2012 Budget Act and 1.02% was included in the 2013 Budget Act. Under AB 1469, the state will continue to make a supplemental contribution tied to the unfunded obligation that existed for the benefits in place as of July 1, 1990. The 2014 Budget Act includes an increased supplemental contribution rate of 1.437%. The state’s supplemental contribution increases to 2.87% on July 1, 2015, and to 4.311% on July 1, 2016 for fiscal year 2016-17 through fiscal year 2045-46. Beginning fiscal year 2017-18 through fiscal year 2045-46, the Ca1STRS Board is authorized to adjust the supplemental state contribution up 0.50% each year to eliminate the unfunded obligation for benefits in place as of July 1, 1990. If there is no unfunded obligation, the supplemental contribution shall be reduced to zero.
The state’s general obligation debt ratings declined due to the budget crisis but have risen from their lows. Currently, Moody’s, Standard and Poor’s, and Fitch rate the state’s general obligation debt Aa3, A, and A, respectively. All three rating agencies have stable outlook assigned to their respective ratings.

Asset-Backed Securities (ABS)
ABS are structured like mortgage-backed securities, but instead of mortgage loans or interest in mortgage loans, the underlying assets may include, for example, such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, home equity loans, student loans, small business loans, and receivables from credit card agreements. The ability of an issuer of ABS to enforce its security interest in the underlying assets may be limited. The value of an asset-backed security is affected by changes in the market’s perception of the assets backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, the financial institution providing any credit enhancement, and subordination levels.
Payments of principal and interest passed through to holders of ABS are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or a priority to certain of the borrower’s other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by the fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the fund may experience losses or delays in receiving payment.
Some types of ABS may be less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.
The risks of investing in ABS are ultimately dependent upon the repayment of loans by the individual or corporate borrowers. Although a fund would generally have no recourse against the entity that originated the loans in the event of default by a borrower, ABS typically are structured to mitigate this risk of default.
ABS are generally issued in more than one class, each with different payment terms. Multiple class ABS may be used as a method of providing credit support through creation of one or more classes whose right to payments is made subordinate to the right to such payments of the remaining class or classes. Multiple classes also may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called strips (ABS entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with classes having characteristics such as floating interest rates or scheduled amortization of principal.
Commercial Mortgage-Backed Securities (CMBS)
CMBS are securities created from a pool of commercial mortgage loans, such as loans for hotels, shopping centers, office buildings, apartment buildings, and the like. Interest and principal payments from these loans are passed on to the investor according to a particular schedule of payments. They may be issued by U.S. government agencies or by private issuers. The credit quality of CMBS depends primarily on the quality of the underlying loans and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes. Multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and those of the underlying assets. Examples include classes having characteristics such as floating interest rates or scheduled amortization of principal. Rating agencies rate the individual classes of the deal based on the degree of seniority or subordination of a particular class and other factors. The value of these securities may change because of actual or perceived changes in the creditworthiness of individual borrowers, their tenants, the servicing agents, or the general state of commercial real estate and other factors.
CMBS may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security (IO), and all of the principal is distributed to holders of another type of security known as a principal-only security (PO). The funds are permitted to invest in IO classes of CMBS.
As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The cash flows and yields on IO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. In the cases of IOs, prepayments affect the amount of cash flows provided to the investor. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to fully recoup its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. However, because commercial mortgages are often locked out from prepayment, or have high prepayment penalties or a defeasance mechanism, the prepayment risk associated with a CMBS IO class is generally less than that of a residential IO.

Counterparty Risk
A fund will be exposed to the credit risk of the counterparties with which, or the brokers, dealers and exchanges through which, it deals, whether it engaged in exchange traded or off-exchange transactions.  If a fund’s futures commission merchant, (FCM) becomes bankrupt or insolvent, or otherwise defaults on its obligations to the fund, the fund may not receive all amounts owed to it in respect of its trading, despite the clearinghouse fully discharging all of its obligations.  The Commodity Exchange Act requires an FCM to segregate all funds received from its customers with respect to regulated futures transactions from such FCM’s proprietary funds.  If an FCM were not to do so to the full extent required by law, the assets of an account might not be fully protected in the event of the bankruptcy of an FCM.  Furthermore, in the event of an FCM’s bankruptcy, a fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of an FCM’s combined customer accounts, even though certain property specifically traceable to the fund (for example, U.S. Treasury bills deposited by the fund) was held by an FCM.  FCM bankruptcies have occurred in which customers were unable to recover from the FCM’s estate the full amount of their funds on deposit with such FCM and owing to them.  Such situations could arise due to various factors, or a combination of factors, including inadequate FCM capitalization, inadequate controls on customer trading and inadequate customer capital.  In addition, in the event of the bankruptcy or insolvency of a clearinghouse, the fund might experience a loss of funds deposited through its FCM as margin with the clearinghouse, a loss of unrealized profits on its open positions, and the loss of funds owed to it as realized profits on closed positions.  Such a bankruptcy or insolvency might also cause a substantial delay before the fund could obtain the return of funds owed to it by an FCM who was a member of such clearinghouse.
Because bi-lateral derivative transactions are traded between counterparties based on contractual relationships, a fund is subject to the risk that a counterparty will not perform its obligations under the related contracts.  Although each fund intends to enter into transactions only with counterparties which the advisor believes to be creditworthy, there can be no assurance that a counterparty will not default and that the funds will not sustain a loss on a transaction as a result. In situations where a fund is required to post margin or other collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets.  As a result, in the event of the counterparty’s bankruptcy or insolvency, a fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and a fund may be exposed to the risk of a court treating a fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral.
A fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations under those instruments, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments.  There can be no assurance that an issuer of an instrument in which a fund invests will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that a fund will not sustain a loss on a transaction as a result.
Transactions entered into by a fund may be executed on various U.S. and non-U.S. exchanges, and may be cleared and settled through various clearinghouses, custodians, depositories and prime brokers throughout the world.  Although a fund attempts to execute, clear and settle the transactions through entities the advisor believes to be sound, there can be no assurance that a failure by any such entity will not lead to a loss to a fund.
Derivative Instruments
To the extent permitted by its investment objectives and policies, each fund may invest in instruments that are commonly referred to as derivative instruments . Generally, a derivative instrument is a financial arrangement, the value of which is based on, or derived from, a traditional security, asset, or market index.  Examples of common derivative instruments include futures contracts, warrants, structured notes, credit default swaps, options contracts, swap transactions and forward currency contracts.
Certain derivative instruments may be described as structured investments. A structured investment is a security whose value or performance is linked to an underlying index or other security or asset class. Structured investments include ABS, commercial and residential mortgage-backed securities (CMBS and MBS), and collateralized mortgage obligations (CMO), which are described more fully below. Structured investments also include securities backed by other types of collateral. Structured investments involve the transfer of specified financial assets to a special purpose entity, generally a corporation or trust, or the deposit of financial assets with a custodian; and the issuance of securities or depositary receipts backed by, or representing interests in, those assets.
Some structured investments are individually negotiated agreements or are traded over the counter. Structured investments may be organized and operated to restructure the investment characteristics of the underlying security. The cash flow on the underlying instruments may be apportioned among the newly issued structured investments to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured investments is dependent on the extent of the cash flow on the underlying instruments. Because structured investments typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured investments are subject to the risks that the issuers of the underlying securities may be unable or unwilling to repay principal and interest (credit risk) and may request to reschedule or restructure outstanding debt and to extend additional loan amounts (prepayment risk).
Some derivative instruments , such as mortgage-related and other ABS, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative instruments and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.
The return on a derivative instrument may increase or decrease, depending upon changes in the reference index or instrument to which it relates.
There is a range of risks associated with investments in derivatives , including:

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the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio managers anticipate or that the value of the structured or derivative instrument will not move or react to changes in the underlying security, interest rate, market index or other financial asset as anticipated;

•	the possibility that there may be no liquid secondary market, which may make it difficult or impossible to close out a position when desired;

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the risk that daily limits on price fluctuations and speculative position limits on exchanges on which a fund may conduct its transactions in derivative instruments may prevent profitable liquidation of positions, subjecting a fund to the potential of greater losses;

•	the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund’s initial investment;

•	the risk that the counterparty will fail to perform its obligations; and

•	the risk that a fund will be subject to higher volatility because some derivative instruments create leverage.
A fund may not invest in a derivative instrument if its credit, interest rate, liquidity, counterparty and other risks associated with ownership of the security are outside acceptable limits set forth in the fund’s prospectus. The funds’ Board of Trustees has reviewed the advisor’s policy regarding investments in derivative instruments . That policy specifies factors that must be considered in connection with a purchase of derivative instruments and provides that a fund may not invest in a derivative instrument if it would be possible for a fund to lose more money than the notional value of the investment. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative instruments to the Board of Trustees as necessary.
Futures and Options
Each non-money market fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund’s investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure. The funds do not use futures and options transactions for speculative purposes.
Although other techniques may be used to control a fund’s exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.
Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency. The funds may engage in futures and options transactions, provided that the transactions are consistent with the funds’ investment objectives. The funds also may engage in futures and options transactions based on specific securities such as U.S. Treasury bonds or notes.
Index futures contracts differ from traditional futures contracts in that when delivery takes place, no bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).
Unlike when a fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund’s investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income.
Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.
By buying a put option, a fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price and in return a fund pays the current market price for the option (known as the option premium). A fund may terminate its position in a put option it has purchased by allowing it to expire, by exercising the option or by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a fund will lose the entire premium it paid. If a fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. The buyer of a typical put option can expect to realize a gain if the value of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss limited to the amount of the premium paid, plus related transaction costs.
The features of call options are essentially the same as those of put options, except that the buyer of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. The buyer of a typical call option can expect to realize a gain if the value of the underlying instrument increases substantially and can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
When a fund writes a put option, it takes the opposite side of the transaction from the option’s buyer. In return for the receipt of the premium, a fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. Otherwise, a fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below. If the price of the underlying instrument rises, a put writer would generally realize as profit the premium it received. If the price of the underlying instrument remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the price of the underlying instrument falls, the put writer would expect to suffer a loss.
A fund writing a call option is obligated to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. Writing calls generally is a profitable strategy if the price of the underlying instrument remains the same or falls. A call writer offsets part of the effect of a price decline by receipt of the option premium, but gives up some ability to participate in security price increases. The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.
Risks Related to Futures and Options Transactions
Futures and options prices can be volatile, and trading in these markets involves certain risks. If the advisor applies a hedge at an inappropriate time or judges interest rate trends incorrectly, futures and options strategies may lower a fund’s return.
A fund could suffer losses if it were unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the portfolio managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the advisor would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The portfolio managers will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.
A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its “hedged” portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.
Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures
By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.
Although they do not currently intend to do so, the funds may write (or sell) call options that obligate them to sell (or deliver) the option’s underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it pursuant to the call expired.
Restrictions on the Use of Futures Contracts and Options
Each non-money market fund may enter into futures contracts, options, options on futures contracts, or swap agreements as permitted by its investment policies and the CFTC rules. The advisor to each fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, the advisor is not subject to registration or regulation as a commodity pool operator under that Act with respect to its provision of services to each fund.
The CFTC recently adopted certain rule amendments that may impose additional limits on the ability of a fund to invest in futures contracts, options on futures, swaps, and certain other commodity interests if its investment advisor does not register with the CFTC as a “commodity pool operator” with respect to such fund. It is expected that the funds will be able to execute their investment strategies within the limits adopted by the CFTC’s rules. As a result, the advisor does not intend to register with the CFTC as a commodity pool operator on behalf of any of the funds. In the event that one of the funds engages in transactions that necessitate future registration with the CFTC, the advisor will register as a commodity pool operator and comply with applicable regulations with respect to that fund.
To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.
Inflation-Indexed Securities
The funds may purchase inflation-indexed securities issued by the U.S. Treasury, U.S. government agencies and instrumentalities other than the U.S. Treasury, and entities other than the U.S. Treasury or U.S. government agencies and instrumentalities including state and local municipalities.
Inflation-indexed securities are designed to offer a return linked to inflation, thereby protecting future purchasing power of the money invested in them. However, inflation-indexed securities provide this protected return only if held to maturity. In addition, inflation-indexed securities may not trade at par value. Real interest rates (the market rate of interest less the anticipated rate of inflation) change over time as a result of many factors, such as what investors are demanding as a true value for money. When real rates do change, inflation-indexed securities prices will be more sensitive to these changes than conventional bonds, because these securities were sold originally based upon a real interest rate that is no longer prevailing. Should market expectations for real interest rates rise, the price of inflation-indexed securities and the share price of a fund holding these securities will fall. Investors in the funds should be prepared to accept not only this share price volatility but also the possible adverse tax consequences it may cause.
An investment in securities featuring inflation-adjusted principal and/or interest involves factors not associated with more traditional fixed-principal securities. Such factors include the possibility that the inflation index may be subject to significant changes, that changes in the index may or may not correlate to changes in interest rates generally or changes in other indices, or that the resulting interest may be greater or less than that payable on other securities of similar maturities. In the event of sustained deflation, it is possible that the amount of semiannual interest payments, the inflation-adjusted principal of the security or the value of the stripped components will decrease. If any of these possibilities are realized, a fund’s net asset value could be negatively affected.
Municipal inflation-linked bonds generally have a fixed principal amount and the inflation component is reflected in the nominal coupon.
Inflation-Indexed Treasury Securities
Inflation-indexed U.S. Treasury securities are U.S. Treasury securities with a final value and interest payment stream linked to the inflation rate. Inflation-indexed U.S. Treasury securities may be issued in either note or bond form. Inflation-indexed U.S. Treasury notes have maturities of at least one year, but not more than 10 years. Inflation-indexed U.S. Treasury bonds have maturities of more than 10 years.
Inflation-indexed U.S. Treasury securities may be attractive to investors seeking an investment backed by the full faith and credit of the U.S. government that provides a return in excess of the rate of inflation. These securities were first sold in the U.S. market in January 1997. Inflation-indexed U.S. Treasury securities are auctioned and issued on a quarterly basis.

Structure and Inflation Index
The principal value of inflation-indexed U.S. Treasury securities will be adjusted to reflect changes in the level of inflation. The index for measuring the inflation rate for inflation-indexed U.S. Treasury securities is the non-seasonally adjusted U.S. City Average All Items Consumer Price for All Urban Consumers Index (Consumer Price Index) published monthly by the U.S. Department of Labor’s Bureau of Labor Statistics.
Semiannual coupon interest payments are made at a fixed percentage of the inflation-indexed principal value. The coupon rate for the semiannual interest rate of each issuance of inflation-indexed U.S. Treasury securities is determined at the time the securities are sold to the public (i.e., by competitive bids in the auction). The coupon rate will likely reflect real yields available in the U.S. Treasury market; real yields are the prevailing yields on U.S. Treasury securities with similar maturities, less then-prevailing inflation expectations. While a reduction in inflation will cause a reduction in the interest payment made on the securities, the repayment of principal at the maturity of the security is guaranteed by the U.S. Treasury to be no less than the original face or par amount of the security at the time of issuance.
Indexing Methodology
The principal value of inflation-indexed U.S. Treasury securities will be indexed, or adjusted, to account for changes in the Consumer Price Index. Semiannual coupon interest payment amounts will be determined by multiplying the inflation-indexed principal amount by one-half the stated rate of interest on each interest payment date.
Taxation
The taxation of inflation-indexed U.S. Treasury securities is similar to the taxation of conventional bonds. Both interest payments and the difference between original principal and the inflation-adjusted principal will be treated as interest income subject to taxation. Interest payments are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year the adjustment is made, not at maturity of the security when the cash from the repayment of principal is received. If an upward adjustment has been made, investors in non-tax-deferred accounts will pay taxes on this amount currently. Decreases in the indexed principal can be deducted only from current or previous interest payments reported as income.
Inflation-indexed U.S. Treasury securities therefore have a potential cash flow mismatch to an investor, because investors must pay taxes on the inflation-adjusted principal before the repayment of principal is received. It is possible that, particularly for high income tax bracket investors, inflation-indexed U.S. Treasury securities would not generate enough cash in a given year to cover the tax liability they could create. This is similar to the current tax treatment for zero-coupon bonds and other discount securities. If inflation-indexed U.S. Treasury securities are sold prior to maturity, capital losses or gains are realized in the same manner as traditional bonds.
Investors in a fund will receive dividends that represent both the interest payments and the principal adjustments of the inflation-indexed securities held in the fund’s portfolio. An investment in a fund may, therefore, be a means to avoid the cash flow mismatch associated with a direct investment in inflation-indexed securities. For more information about taxes and their effect on you as an investor in the funds, see Taxes, page 44.
U.S. Government Agencies
A number of U.S. government agencies and instrumentalities other than the U.S. Treasury may issue inflation-indexed securities. Some U.S. government agencies have issued inflation-indexed securities whose design mirrors that of the inflation-indexed U.S. Treasury securities described above.
Other Entities
Entities other than the U.S. Treasury or U.S. government agencies and instrumentalities may issue inflation-indexed securities. While some entities have issued inflation-linked securities whose design mirrors that of the inflation-indexed U.S. Treasury securities described above, others utilize different structures. For example, the principal value of these securities may be adjusted with reference to the Consumer Price Index, but the semiannual coupon interest payments are made at a fixed percentage of the original issue principal. Alternatively, the principal value may remain fixed, but the coupon interest payments may be adjusted with reference to the Consumer Price Index.
Inverse Floaters
The funds (except the money market fund) may hold inverse floaters. An inverse floater is a type of derivative that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).
Inverse floaters may be issued in conjunction with an equal amount of Dutch Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by

(1)	a broker-dealer who purchases fixed-rate bonds and places them in a trust, or

(2)	an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.
In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

•
Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

•
Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.
Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.
Floater holders subject to a Dutch Auction procedure generally do not have the right to “put back” their interests to the issuer or to a third party. If a Dutch Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.
The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds.
Lower-Quality Bonds
As indicated in the prospectus, an investment in California High-Yield Municipal carries greater risk than an investment in the other funds because the fund may invest, without limitation, in lower-rated bonds and unrated bonds judged by the advisor to be of comparable quality (collectively, lower-quality bonds).
While the market values of higher-quality bonds tend to correspond to market interest rate changes, the market values of lower-quality bonds tend to reflect the financial condition of their issuers. The ability of an issuer to make payment could be affected by litigation, legislation or other political events, or the bankruptcy of the issuer. Lower-quality municipal bonds are more susceptible to these risks than higher-quality municipal bonds. In addition, lower-quality bonds may be unsecured or subordinated to other obligations of the issuer.
Projects financed through the issuance of lower-quality bonds often carry higher levels of risk. The issuer’s ability to service its debt obligations may be adversely affected by an economic downturn, a period of rising interest rates, the issuer’s inability to meet projected revenue forecasts, a higher level of debt, or a lack of needed additional financing.
Lower-quality bonds generally are unsecured and often are subordinated to other obligations of the issuer. These bonds may have call or buy-back features that permit the issuer to call or repurchase the bond from the holder. Premature disposition of a lower-quality bond due to a call or buy-back feature, deterioration of the issuer’s creditworthiness, or a default may make it difficult for the advisor to manage the flow of income to the fund, which may have a negative tax impact on shareholders.
The market for lower-quality bonds tends to be concentrated among a smaller number of dealers than the market for higher-quality bonds. This market may be dominated by dealers and institutions (including mutual funds), rather than by individuals. To the extent that a secondary trading market for lower-quality bonds exists, it may not be as liquid as the secondary market for higher-quality bonds. Limited liquidity in the secondary market may adversely affect market prices and hinder the advisor’s ability to dispose of particular bonds when it determines that it is in the best interest of the fund to do so. Reduced liquidity also may hinder the advisor’s ability to obtain market quotations for purposes of valuing the fund’s portfolio and determining its net asset value.
The advisor continually monitors securities to determine their relative liquidity.
A fund may incur expenses in excess of its ordinary operating expenses if it becomes necessary to seek recovery on a defaulted bond, particularly a lower-quality bond.
Municipal Bonds
Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.
General Obligation (GO) Bonds are issued by states, counties, cities, towns, school districts and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. GO bonds are backed by the issuer’s full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.
Revenue Bonds are not backed by an issuer’s taxing authority; rather, interest and principal are secured by the net revenues from a project or facility. Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and seaport facilities and hospitals.
Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and sea port facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility’s operator to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal AMT.
Some longer-term municipal bonds allow an investor to “put” or sell the security at a specified time and price to the issuer or other “put provider.” If a put provider fails to honor its commitment to purchase the security, the fund may have to treat the security’s final maturity as its effective maturity, lengthening the fund’s weighted average maturity and increasing the volatility of the fund.
The funds may purchase municipal bonds with credit enhancements such as letters of credit or municipal bond insurance from time to time. Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of a fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have been low to date, there is no assurance that this will continue. A higher-than-expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. A significant portion of insured municipal bonds that have been issued and are outstanding are insured by a small number of insurance companies, so an event involving one or more of these insurance companies, such as a credit rating downgrade, could have a significant adverse effect on the value of the municipal bonds insured by that insurance company and on the municipal bond markets as a whole. Before the 2008 financial crisis, municipal bond insurers insured approximately half of newly issued municipal securities. Since the crisis, the number of municipal bond insurers has dropped, and the role of bond insurance in the municipal markets has declined significantly. Currently there are only a few companies actively writing such policies, and municipal market penetration is less than 10%.
Municipal Lease Obligations
Each fund may invest in municipal lease obligations. These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. Generally, a fund will not hold such obligations directly as a lessor of the property but will purchase a participation interest in a municipal lease obligation from a bank or other third party.
Municipal leases frequently carry risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states and municipalities must meet to incur debt. These may include voter referenda, interest rate limits or public sale requirements. Leases, installment purchases or conditional sale contracts (which normally provide for title to the leased asset to pass to the government issuer) have evolved as a way for government issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt.
Many leases and contracts include non-appropriation clauses, which provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Municipal lease obligations also may be subject to abatement risk. For example, construction delays or destruction of a facility as a result of an uninsurable disaster that prevents occupancy could result in all or a portion of a lease payment not being made.
California and its municipalities are the largest issuers of municipal lease obligations in the United States.
Municipal Notes
Each fund may invest in municipal notes, which are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.
Tax Anticipation Notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer’s full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.
Revenue Anticipation Notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

Bond Anticipation Notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.
Tax-Exempt Commercial Paper is an obligation with a stated maturity of 365 days or less (most commonly ranging from two to 270 days) issued to finance seasonal cash flow needs or to provide short-term financing in anticipation of longer-term financing.
Revenue Anticipation Warrants, or reimbursement warrants, are issued to meet the cash flow needs of the State of California at the end of a fiscal year and in the early weeks of the following fiscal year. These warrants are payable from unapplied money in the state’s General Fund, including the proceeds of RANs issued following enactment of a state budget or the proceeds of refunding warrants issued by the state.
Municipal Tobacco Bonds
The funds (other than California Tax-Free Money Market) may invest in municipal tobacco bonds whose payment obligations are tied to a master settlement agreement with several major tobacco companies. The agreement provides that if certain conditions are met the tobacco companies may reduce or suspend part of their payments. In such an event, the issuer of the bonds may not make full payments and the funds, as investors of the bonds, may suffer.
Other Investment Companies
Each of the funds may invest in other investment companies, such as closed-end investment companies, unit investment trusts, exchange traded funds (ETFs) and other open-end investment companies, provided that the investment is consistent with the fund’s investment policies and restrictions. Under the Investment Company Act, a fund’s investment in such securities, subject to certain exceptions, currently is limited to:

•	3% of the total voting stock of any one investment company;

•	5% of the fund’s total assets with respect to any one investment company; and

•	10% of the fund’s total assets in the aggregate.
A fund’s investments in other investment companies may include money market funds managed by the advisor. Investments in money market funds are not subject to the percentage limitations set forth above. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers’ commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.
ETFs, such as Standard & Poor’s Depositary Receipts (SPDRs) and the Barclays Aggregate Bond ETF, are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and usually represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile and the market price for the ETF may be higher than or lower than the ETF’s net asset value. Additionally, ETFs have management fees, which increase their cost.
Restricted and Illiquid Securities
The funds may, from time to time, purchase restricted or illiquid securities when they present attractive investment opportunities that otherwise meet the funds’ criteria for selection. “Restricted Securities” include securities that cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A), or that are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered “restricted securities,” they are not necessarily illiquid.
With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Trustees to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Trustees has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.
Because the secondary market for restricted securities is generally limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the advisor will consider appropriate remedies to minimize the effect on such fund’s liquidity. Each of the funds may invest no more than 15% of the value of its net assets (5% of the value of its total assets for California Tax-Free Money Market) in illiquid securities.

Short-Term Securities
In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund’s portfolio, or, in some cases, for temporary defensive purposes, each fund may invest a portion of its assets in money market and other short-term securities.
Examples of those securities include:

•	Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

•	Commercial Paper

•	Certificates of Deposit and Euro Dollar Certificates of Deposit

•	Bankers’ Acceptances

•	Short-term notes, bonds, debentures or other debt instruments

•	Repurchase agreements

•	Money Market funds
If a fund invests in U.S. government securities, a portion of dividends paid to shareholders will be taxable at the federal level, and may be taxable at the state level, as ordinary income. However, the advisor intends to minimize such investments and, when suitable short-term municipal securities are unavailable, may allow the funds to hold cash to avoid generating taxable dividends.
Swap Agreements
Each fund, other than money market funds, may invest in swap agreements, consistent with its investment objective and strategies. A fund may enter into a swap agreement, for example, to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Forms of swap agreements include, for example, interest rate swaps, under which fixed- or floating-rate interest payments on a specific principal amount are exchanged and total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset (usually an index, including inflation indexes, stock, bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cash flows based on LIBOR. The funds may enter into credit default swap agreements to hedge an existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s). The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.
Whether a fund’s use of swap agreements will be successful depends on the advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness or that are cleared through a Derivatives Clearing Organization (“DCO”). Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds’ ability to use swap agreements.
The swaps market is an evolving market and was largely unregulated prior to the enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd–Frank Act”). The Dodd–Frank Act and related regulatory developments imposed several new requirements on swap market participants, including: (i) new registration and business conduct requirements on swap dealers; (ii) mandatory execution of certain swaps on swap execution facilities or designated contract markets; and (iii) mandatory clearing of certain swaps with DCOs. The mandatory execution and clearing requirements will occur on a phased-in basis. Although central clearing is designed to decrease counterparty risk, it does not do so entirely since a fund will still be subject to the credit risk of the central clearing entity. In addition, swaps that are not cleared will be subject to regulatory collateral requirements that could limit or adversely affect a fund’s ability to enter into such swaps. Additionally, such collateral requirements, or other government regulations, could cause a fund to terminate new or existing swaps or to realize amounts to be received under such instruments at inopportune times.

Tender Option Bonds
Tender option bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to the money market fund. However, any of the funds may purchase these instruments.
TOBs are created by municipal bond dealers who purchase long-term tax-exempt bonds, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the put provider’s short-term rating and the underlying bond’s long-term rating.
There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the portfolio managers monitor the credit quality of bonds underlying the funds’ TOB holdings and intend to sell or put back any TOB if the ratings on the underlying bond fall below regulatory requirements under Rule 2a-7.
The advisor also takes steps to minimize the risk that a fund may realize taxable income as a result of holding TOBs. These steps may include consideration of (1) legal opinions relating to the tax-exempt status of the underlying municipal bonds, (2) legal opinions relating to the tax ownership of the underlying bonds, and (3) other elements of the structure that could result in taxable income or other adverse tax consequences. After purchase, the advisor monitors factors related to the tax-exempt status of the fund’s TOB holdings in order to minimize the risk of generating taxable income.
Variable-, Floating- and Auction-Rate Securities
Each fund may invest in variable-, floating-, or auction-rate securities, except the money market fund is not permitted to invest in auction-rate securities. Variable- and floating-rate securities, including floating-rate notes (FRNs), provide for periodic adjustments to the interest rate. The adjustments are generally based on an index-linked formula, or determined through a remarketing process.
These types of securities may be combined with a put or demand feature that permits the fund to demand payment of principal plus accrued interest from the issuer or a financial institution. One example is the variable-rate demand note (VRDN). VRDNs combine a demand feature with an interest rate reset mechanism designed to result in a market value for the security that approximates par. VRDNs are generally designed to meet the requirements of money market fund Rule 2a-7, and may be permitted investments for California Tax-Free Money Market Fund.
Auction Rate Securities (ARS) are variable rate bonds whose interest rates are reset at specified intervals through a Dutch Auction process. A Dutch Auction is a competitive bidding process designed to determine a single uniform clearing rate that enables purchases and sales of the ARS to take place at par. All accepted bids and holders of the ARS receive the same rate. ARS holders rely on the liquidity generated by the Dutch Auction. There is a risk that an auction will fail due to insufficient demand for the securities. If an auction fails, an ARS may become illiquid until either a subsequent successful auction is conducted, the issuer redeems the issue, or a secondary market develops.
When-Issued and Forward Commitment Agreements
The funds may engage in securities transactions on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.
For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls (buy/sell back transactions), cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.
When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. For example, market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.
When purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. To the extent a fund remains fully invested or almost fully invested at the same time it has purchased securities on a when-issued basis, there will be greater fluctuations in its net asset value than if it solely set aside cash to pay for when-issued securities. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund’s payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

As an operating policy, no fund will commit more than 50% of its total assets to when-issued or forward commitment agreements. If fluctuations in the value of securities held cause more than 50% of a fund’s total assets to be committed under when-issued or forward commitment agreements, the portfolio managers need not sell such agreements, but they will be restricted from entering into further agreements on behalf of the fund until the percentage of assets committed to such agreements is below 50% of total assets.
Investment Policies
Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund’s assets will not be considered in determining whether it has complied with its investment policies.
For purposes of the funds’ investment policies, the party identified as the “issuer” of a municipal security depends on the form and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an Industrial Development Bond, if the bond were backed only by the assets and revenues of a non-governmental user, the non-governmental user would be deemed the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security, the guarantee would be considered a separate security and treated as an issue of the guaranteeing entity.
Fundamental Investment Policies
The funds’ fundamental investment policies are set forth below. These investment policies, a fund’s investment objective set forth in its prospectus, and a fund’s status as diversified may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

Subject	Policy
Senior Securities	A fund may not issue senior securities, except as permitted under the Investment Company Act.
Borrowing
A fund may not borrow money, except that a fund may borrow for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33⅓% of the fund’s total assets (including the amount borrowed) less liabilities (other than borrowings).

Lending
A fund may not lend any security or make any other loan if, as a result, more than 33⅓% of the fund’s total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Real Estate
A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

Concentration
A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).

Underwriting
A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

Commodities
A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

Control	A fund may not invest for purposes of exercising control over management.
For purposes of the investment policy relating to senior securities, a fund may borrow from any bank provided that immediately after any such borrowing there is asset coverage of at least 300% for all borrowings of such fund. In the event that such asset coverage falls below 300%, the fund shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings is at least 300%. In addition, when a fund enters into certain transactions involving potential leveraging, it will hold offsetting positions or segregate assets to cover such obligations at levels consistent with the guidance of the SEC and its staff.
For purposes of the investment policies relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other American Century Investments-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
For purposes of the investment policy relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund’s net assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a)
there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations (except that an Industrial Development Bond backed only by the assets and revenues of a non-governmental user will be deemed to be an investment in the industry represented by such user),

(b)	wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c)	utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry, and

(d)	business credit and personal credit businesses will be considered separate industries.
Nonfundamental Investment Policies
In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

Subject	Policy
Leveraging	A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
Futures and Options
The money market fund may not purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.

Liquidity
A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets (5% of its total assets for California Tax-Free Money Market) would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales
A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin
A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

The Investment Company Act imposes certain additional restrictions upon the funds’ ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.
Temporary Defensive Measures
For temporary defensive purposes, a fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

•	interest-bearing bank accounts or certificates of deposit;

•	U.S. government securities and repurchase agreements collateralized by U.S. government securities; and

•	other money market funds.
To the extent a fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.
Portfolio Turnover
The portfolio turnover rate of each fund (except the money market fund) for its most recent fiscal year is included in the Fund Summary section of that fund’s prospectus. The portfolio turnover rate for each fund’s last five fiscal years, is shown in the Financial Highlights tables in the fund’s prospectus. Because of the short-term nature of the money market fund’s investments, portfolio turnover rates are not generally used to evaluate their trading activities.
For each fund other than the money market fund, the portfolio managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund’s investment objective, the managers may sell a given security regardless of the length of time it has been held in the portfolio, and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers’ expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.
Because investment decisions are based on a particular security’s anticipated contribution to a fund’s investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is required to achieve the fund’s investment objective. As a result, a fund’s annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover could result in greater trading costs, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by a fund, if any, because short-term capital gains are characterized as ordinary income.
Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.
Variations in a fund’s portfolio turnover rate from year to year may be due to a fluctuating volume of shareholder purchase and redemption activity, varying market conditions, and/or changes in the managers’ investment outlook.
Disclosure of Portfolio Holdings
The advisor (ACIM) has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.
Distribution to the Public
Full portfolio holdings for each fund will be made available for distribution 30 days after the end of each calendar quarter, and will be posted on americancentury.com at approximately the same time. In addition, California Tax-Free Money Market discloses detailed month-end portfolio holdings information on americancentury.com within five business days after the end of each month. This information will remain available on americancentury.com for at least six months after posting. This fund also files more detailed month-end portfolio holdings information with the SEC on Form N-MFP within five business days after the end of each month. The information contained in the Form N-MFP will be made available to the public on the SEC’s website 60 days after the end of the month to which the information pertains. These disclosures are in addition to the portfolio disclosure in annual and semi-annual shareholder reports, and on Form N-Q, which disclosures are filed with the SEC within 60 days of each fiscal quarter end and also posted on americancentury.com at the time the filings are made.
Top 10 holdings for each fund will be made available for distribution 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.
Portfolio characteristics that are derived from portfolio holdings but do not identify any specific security will be made available for distribution 15 days after the end of the period to which such data relates. Characteristics that identify any specific security will be made available 30 days after the end of the period to which such data relates. Characteristics in both categories will generally be posted on americancentury.com at approximately the time they are made available for distribution. Data derived from portfolio returns and any other characteristics not deemed confidential will be available for distribution at any time. The advisor may make determinations of confidentiality on a fund-by-fund basis, and may add or delete characteristics to or from those considered confidential at any time.
Any American Century Investments fund that sells securities short as an investment strategy will disclose full portfolio holdings only in annual and semi-annual shareholder reports and on form N-Q. These funds will make long holdings available for distribution 30 days after the end of each calendar quarter, but the funds will keep short holdings confidential. Top 10 long holdings and portfolio characteristics will be made available for distribution in accordance with the policies set forth above.
So long as portfolio holdings are disclosed in accordance with the above parameters, the advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds’ shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.
Accelerated Disclosure
The advisor recognizes that certain parties, in addition to the advisor and its affiliates, may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.

Ongoing Arrangements
Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary’s or consultant’s clients, and the review of fund performance for ERISA fiduciary purposes.
In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the fund’s distributor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading). Non-disclosure agreements require the approval of an attorney in the advisor’s legal department. The advisor’s compliance department receives quarterly reports detailing which clients received accelerated disclosure, what they received, when they received it and the purposes of such disclosure. Compliance personnel are required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.
Those parties who have entered into non-disclosure agreements as of September 30, 2014 are as follows:

•	American Fidelity Assurance Co.

•	AUL/American United Life Insurance Company

•	Ameritas Life Insurance Corporation

•	Annuity Investors Life Insurance Company

•	Asset Services Company L.L.C.

•	Athene Annuity & Life Assurance Company

•	Bell Globemedia Publishing

•	Bellwether Consulting, LLC

•	Bidart & Ross, Inc.

•	Callan Associates, Inc.

•	Calvert Asset Management Company, Inc.

•	Cambridge Associates, LLC

•	Cambridge Financial Services, Inc.

•	Capital Cities, LLC

•	Charles Schwab & Co., Inc.

•	Cleary Gull Inc.

•	Commerce Bank

•	Connecticut General Life Insurance Company

•	Curcio Webb LLC

•	Defined Contribution Advisors, Inc.

•	DeAWN Distributors, Inc.

•	EquiTrust Life Insurance Company

•	Evaluation Associates, LLC

•	Evergreen Investment Management Company, LLC

•	Farm Bureau Life Insurance Company

•	FIL Investments International

•	First MetLife Investors Insurance Company

•	Fund Evaluation Group, LLC

•	Gavion, LLC

•	Great-West Financial Retirement Plan Services, LLC

•	The Guardian Life Insurance Company of America

•	Hammond Associates, Inc.

•	Hewitt Associates LLC

•	Hewitt EnnisKnupp, Inc.

•	ICMA Retirement Corporation

•	Iron Capital Advisors

•	Jefferson National Life Insurance Company

•	John Hancock Financial Services, Inc.

•	Kansas City Life Insurance Company

•	Kmotion, Inc.

•	The Lincoln National Life Insurance Company

•	Lipper Inc.

•	Marquette Associates

•	Massachusetts Mutual Life Insurance Company

•	McGladrey Wealth Management LLC

•	Mercer Global Investments Canada Limited

•	Mercer Investment Management, Inc.

•	Merrill Lynch

•	MetLife Investors Insurance Company

•	MetLife Investors Insurance Company of California

•	Midland National Life Insurance Company

•	Minnesota Life Insurance Company

•	Modern Woodmen of America

•	Montana Board of Investments

•	Morgan Keegan & Co., Inc.

•	Morgan Stanley Smith Barney LLC

•	Morningstar Associates LLC

•	Morningstar, Inc.

•	Morningstar Investment Services, Inc.

•	MUFG Union Bank, NA

•	National Life Insurance Company

•	Nationwide Financial

•	NEPC

•	The Newport Group

•	Northwestern Mutual Life Insurance Co.

•	NYLIFE Distributors, LLC

•	Pacific Life Insurance Company

•	Principal Life Insurance Company

•	Prudential Financial

•	Rocaton Investment Advisors, LLC

•	S&P Financial Communications

•	Security Benefit Life Insurance Co.

•	Segal RogersCasey, Inc.

•	SEI Investments (Europe) Limited

•	Slocum

•	SunTrust Bank

•	Symetra Life Insurance Company

•	Tokio Marine Asset Management Co., Ltd.

•	Towers Watson Investment Services, Inc.

•	Towers Watson Limited

•	Towry Investment Management

•	UBS Financial Services, Inc.

•	UBS Wealth Management

•	The Union Central Life Insurance Company

•	Valic Financial Advisors Inc.

•	VALIC Retirement Services Company

•	Vestek Systems, Inc.

•	Voya Retirement Insurance and Annuity Company

•	Wells Fargo Bank, N.A.

•	Wilshire Associates Incorporated
Once a party has executed a non-disclosure agreement, it may receive any or all of the following data for funds in which its clients have investments or are actively considering investment:

(1)	Full holdings quarterly as soon as reasonably available;

(2)	Full holdings monthly as soon as reasonably available;

(3)	Top 10 holdings monthly as soon as reasonably available; and

(4)	Portfolio characteristics monthly as soon as reasonably available.
The types, frequency and timing of disclosure to such parties vary. In most situations, the information provided pursuant to a non-disclosure agreement is limited to certain portfolio characteristics and/or top 10 holdings, which information is provided on a monthly basis. In limited situations, and when approved by a member of the legal department and responsible Chief Investment Officer, full holdings may be provided.
Single Event Requests
In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization. For example, from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund’s holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.
In addition, the advisor occasionally may work with a transition manager to move a large account into or out of a fund. To reduce the impact to the fund, such transactions may be conducted on an in-kind basis using shares of portfolio securities rather than cash. The advisor may provide accelerated holdings disclosure to the transition manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.
Service Providers
Various service providers to the funds and the funds’ advisor must have access to some or all of the funds’ portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the funds. These service providers include the funds’ custodian (daily, with no lag), auditors (as needed) and brokers involved in the execution of fund trades (as needed). Additional information about these service providers and their relationships with the funds and the advisor are provided elsewhere in this statement of additional information. In addition, the funds’ investment advisor may use analytical systems provided by third party data aggregators who have access to the funds’ portfolio holdings daily, with no lag. These data aggregators enter into separate non-disclosure agreements after authorization by an appropriate officer of the advisor. The agreements with service providers and data aggregators generally require that they treat the funds’ portfolio holdings information confidentially until the public distribution date and represent that the information will be used only for the legitimate services it provides (i.e., not for trading).
Additional Safeguards
The advisor’s policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders, including procedures to address conflicts between the interests of shareholders and those of the advisor and its affiliates. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. In the event that a request for portfolio holdings or characteristics creates a potential conflict of interest that is not addressed by the safeguards and procedures described above, the advisor’s procedures require that such requests may only be granted with the approval of the advisor’s legal department and the relevant chief investment officers. In addition, distribution of portfolio holdings information, including compliance with the advisor’s policies and the resolution of any potential conflicts that may arise, is monitored quarterly by the advisor’s compliance department. Finally, the funds’ Board of Trustees exercises oversight of disclosure of the funds’ portfolio securities. The board has received and reviewed a summary of the advisor’s policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.

Neither the advisor nor the funds receive any compensation from any party for the distribution of portfolio holdings information.
The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.
Management
Board of Trustees
The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 75th birthday; provided, however, that on or after January 1, 2022, independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Mr. Thomas, 15) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Mr. Thomas is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Mr. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee	Since 2011	Chairman and Chief Executive Officer, SBCC Group Inc. (independent advisory services) (2006 to present)	45	CYS Investments, Inc. (NYSE mortgage arbitrage REIT)
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	45	None
Ronald J. Gilson (1946)	Trustee and Chairman of the Board	Since 1995 (Chairman since 2005)	Charles J. Meyers Professor of Law and Business, Stanford Law School (1979 to present); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	45	None
Frederick L. A. Grauer (1946)	Trustee	Since 2008	Senior Advisor, BlackRock, Inc. (investment management firm) (2010 to 2011); Senior Advisor, Barclays Global Investors (investment management firm) (2003 to 2009)	45	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	45	Intraware, Inc. (2003 to 2009)
John B. Shoven (1947)	Trustee	Since 2002	Professor of Economics, Stanford University (1973 to present)	45	Cadence Design Systems; Exponent; Financial Engines

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Interested Trustee
Jonathan S. Thomas (1963)	Trustee and President	Since 2007	President and Chief Executive Officer, ACC (March 2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	119	BioMed Valley Discoveries, Inc.
Qualifications of Trustees
Generally, no one factor was decisive in the selection of the trustees to the board. Qualifications considered by the board to be important to the selection and retention of trustees include the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s educational background and accomplishments; (iii) the individual’s experience and expertise performing senior policy-making functions in business, government, education, accounting, law and/or administration; (iv) how the individual’s expertise and experience would contribute to the mix of relevant skills and experience on the board; (v) the individual’s ability to work effectively with the other members of the board; and (vi) the individual’s ability and willingness to make the time commitment necessary to serve as an effective trustee. In addition, the individuals’ ability to review and critically evaluate information, their ability to evaluate fund service providers, their ability to exercise good business judgment on behalf of fund shareholders, their prior service on the board, and their familiarity with the funds are considered important assets.
While the board has not adopted a specific policy on diversity, it takes overall diversity into account when considering and evaluating nominees for trustee. The board generally considers the manner in which each trustee’s professional experience, background, skills, and other individual attributes will contribute to the effectiveness of the board. Additional information about each trustee’s individual educational and professional experience (supplementing the information provided in the table above) follows.
Tanya S. Beder: BA, Yale University; MBA, Harvard University; Fellow in Practice, International Center for Finance, Yale University, School of Management; Lecturer in Public Policy, Stanford University; formerly, Chief Executive Officer, Tribeca Global Management LLC (asset management firm); formerly, Managing Director and Head of Strategic Quantitative Investment Division, Caxton Associates LLC; formerly, President and Co-Founder, Capital Market Risk Advisors Inc.; formerly Founder and Chief Executive Officer, SB Consulting Corp.
Jeremy I. Bulow: BA, MA, Yale University; PhD, Massachusetts Institute of Technology; formerly, Director, Bureau of Economics, Federal Trade Commission
Ronald J. Gilson: BA, Washington University; JD, Yale Law School; formerly, Attorney, Steinhart, Goldberg, Feigenbaum & Ladar
Frederick L.A. Grauer: BA in Economics, University of British Columbia; MA in Economics, University of Chicago; PhD in Business, Stanford University; formerly, Executive Chairman, Barclays Global Investors; Chairman and Chief Executive Officer, Wells Fargo Nikko Investment Advisors; and Vice President, Merrill Lynch Capital Markets Group; formerly, Faculty Member, Graduate School of Business, Columbia University and Alfred P. Sloan School of Management, Massachusetts Institute of Technology
Peter F. Pervere: BA in History, Stanford University; CPA; formerly, Vice President and Chief Financial Officer, Commerce One, Inc. (software and services provider); formerly, Vice President and Corporate Controller, Sybase, Inc.; formerly with accounting firm of Arthur Young & Co.
John B. Shoven: BA in Physics, University of California; PhD in Economics, Yale University; Director of the Stanford Institute for Economic Policy Research (1999 to present); formerly, Chair of Economics and Dean of Humanities and Sciences, Stanford University
Jonathan S. Thomas: BA in Economics, University of Massachusetts; MBA, Boston College; formerly held senior leadership roles with Fidelity Investments, Boston Financial Services, Bank of America and Morgan Stanley; serves on the Board of Governors of the Investment Company Institute
Responsibilities of the Board
The board is responsible for overseeing the advisor’s management and operations of the funds pursuant to the management agreement. Trustees also have significant responsibilities under the federal securities laws. Among other things, they:

•	oversee the performance of the funds;

•	oversee the quality of the advisory and shareholder services provided by the advisor;

•	review annually the fees paid to the advisor for its services;

•	monitor potential conflicts of interest between the funds and their affiliates, including the advisor;

•	oversee custody of assets and the valuation of securities; and

•	oversee the funds’ compliance program.
In performing their duties, board members receive detailed information about the funds and the advisor regularly throughout the year, and they meet in person at least quarterly with management of the advisor to review reports about fund operations. Certain board committee members also hold periodic telephone meetings with management between quarterly board meetings. The trustees’ role is to provide oversight and not to provide day-to-day management.
The board has all powers necessary or convenient to carry out its responsibilities. Consequently, the board may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds’ shareholders. They may increase or reduce the number of board members and may, subject to the Investment Company Act, fill board vacancies. Board members also may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may establish and terminate committees consisting of two or more trustees who may exercise the powers and authority of the board as determined by the trustees. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any board committee and to any agent or employee of the funds or to any custodian, transfer agent, investor servicing agent, principal underwriter or other service provider for a fund.
To communicate with the board, or a member of the board, a shareholder should send a written communication addressed to the board or member of the board to the attention of the Corporate Secretary at the following address: P.O. Box 418210, Kansas City, Missouri 64141-9210. Shareholders who prefer to communicate by email may send their comments to corporatesecretary@americancentury.com. All shareholder communications received will be forwarded to the board or to the independent chairman of such board.
Board Leadership Structure and Standing Board Committees
Ronald J. Gilson currently serves as the independent chairman of the board and has served in such capacity since 1995. Of the board’s members, Jonathan S. Thomas is the only member who is an “interested person” as that term is defined in the Investment Company Act. The remaining members are independent trustees. The independent trustees meet separately to consider a variety of matters that are scheduled to come before the board and meet periodically with the funds’ Chief Compliance Officer and fund auditors. They are advised by independent legal counsel. No independent trustee may serve as an officer or employee of a fund. The board has also established several committees, as described below. Each committee is comprised solely of independent trustees. The board believes that the current leadership structure, with independent trustees filling all but one position on the board, with an independent trustee serving as chairman of the board and with the board committees comprised only of independent trustees, is appropriate and allows for independent oversight of the funds.
The board has an Audit and Compliance Committee that approves the funds’ engagement of the independent registered public accounting firm and recommends approval of such engagement to the independent trustees. The committee also oversees the activities of the accounting firm, receives regular reports regarding fund accounting, oversees securities valuation (approving the funds’ or the trust’s valuation policy and receiving reports regarding instances of fair valuation thereunder), and receives regular reports from the advisor’s internal audit department. The committee also reviews the results of the funds’ compliance testing program, meets regularly with the funds’ Chief Compliance Officer, and monitors implementation of the funds’ Code of Ethics. The committee currently consists of Peter F. Pervere (chair), Tanya S. Beder and Ronald J. Gilson. It met four times during the fiscal year ended August 31, 2014.
The board also has a Portfolio Committee that meets quarterly to review the investment activities and strategies used to manage the funds’ assets and monitor investment performance. The committee regularly receives reports from the advisor’s Chief Investment Officer, portfolio managers, credit analysts and other investment personnel concerning the funds’ investments. The committee also receives information regarding fund trading activities and monitors derivative usage. It currently consists of Jeremy I. Bulow (chair), Tanya S. Beder and Frederick L.A. Grauer. The committee met four times during the fiscal year ended August 31, 2014 .
The Client Experience Oversight Committee monitors the quality of services that the funds offer both to direct customers and to intermediaries who offer fund shares to their customers. All channels of communication (written, telephone, web and mobile) are reviewed. The level of performance is compared to peer competitors. The committee also monitors payments to intermediaries and trading in fund shares that could harm the interests of other shareholders. The committee currently consists of John B. Shoven (chair), Ronald J. Gilson, Frederick L.A. Grauer and Peter F. Pervere. It met four times during the fiscal year ended August 31, 2014 .
The Risk Management Oversight Committee coordinates the board’s oversight of the funds’ risk management processes and monitors the systems, practices and procedures the advisor uses to manage the funds’ risks. It also makes recommendations to the board regarding the allocation of risk oversight activities among the board’s committees. The committee currently consists of Tanya S. Beder (chair), Jeremy I. Bulow, Ronald J. Gilson (ex officio) and Frederick L.A. Grauer. It met four times during the fiscal year ended August 31, 2014 .
Finally, the board has a Corporate Governance Committee that is responsible for reviewing board procedures and committee structures. The committee also considers and recommends individuals for nomination as trustees. The names of potential trustee candidates may be drawn from a number of sources, including recommendations from members of the board, the advisor (in the case of interested trustees only), shareholders and third party search firms. The committee seeks to identify and recruit the best available candidates and will evaluate qualified shareholder nominees on the same basis as those identified through other sources. Although not written, the funds have a policy of considering all candidates recommended in writing by shareholders. Shareholders may submit trustee nominations in writing to the Corporate Secretary, P.O. Box 418210, Kansas City, Missouri 64141-9210, or by email to corporatesecretary@americancentury.com. The nomination should include the following information:

•	Shareholder’s name, the fund name, number of fund shares owned and length of period held;

•	Name, age and address of the candidate;

•
A detailed resume describing, among other things, the candidate’s educational background, occupation, employment history, financial knowledge and expertise and material outside commitments (e.g., memberships on other boards and committees, charitable foundations, etc.);

•
Any other information relating to the candidate that is required to be disclosed in solicitations of proxies for election of trustees in an election contest pursuant to Regulation 14A under the Securities Exchange Act of 1934;

•	A supporting statement that (i) describes the candidate’s reasons for seeking election to the board and(ii) documents his/her qualifications to serve as a trustee; and

•	A signed statement from the candidate confirming his/her willingness to serve on the board.
The Corporate Governance Committee also may consider, and make recommendations to the board regarding, other matters relating to the corporate governance of the funds. It currently consists of Frederick L.A. Grauer (chair), Jeremy I. Bulow, Ronald J. Gilson (ex officio) and John B. Shoven. The committee met four times during the fiscal year ended August 31, 2014.
Risk Oversight by the Board
As previously disclosed, the board oversees the advisor’s management of the funds and meets at least quarterly with management of the advisor to review reports and receive information regarding fund operations. Risk oversight relating to the funds is one component of the board’s oversight and is undertaken in connection with the duties of the board. As described in the previous section, the board’s committees, including the Risk Management Oversight Committee, assist the board in overseeing various types of risks relating to the funds. The board receives regular reports from each committee regarding the committee’s areas of oversight responsibility. In addition, the board receives information regarding, and has discussions with senior management of the advisor about, the advisor’s enterprise risk management systems and strategies. There can be no assurance that all elements of risk, or even all elements of material risk, will be disclosed to or identified by the board, or that the advisor’s risk management systems and strategies, and the board’s oversight thereof, will mitigate all elements of risk, or even all elements of material risk, to the fund.
Board Compensation
Each independent trustee receives compensation for service as a member of the board. None of the interested trustees or officers of the funds receive compensation from the funds. Under the terms of each management agreement with the advisor, the funds are responsible for paying such fees and expenses. For the fiscal year ended August 31, 2014 , the funds and the American Century family of funds paid the independent trustees the amounts shown in the following table.

Name of Trustee	Total Compensation from the Funds(1)	Total Compensation from the American Century Investments Family of Funds(2)
Tanya S. Beder	$15,508	$239,667
Jeremy I. Bulow	$14,485	$223,667
Ronald J. Gilson	$22,859	$353,500
Frederick L.A. Grauer	$14,947	$230,667
Peter F. Pervere	$15,779	$243,667
Myron S. Scholes(3)	$13,858	$214,500
John B. Shoven	$14,943	$230,667

[1]
Includes compensation paid to the trustees for the fiscal year ended August 31, 2014, and also includes amounts deferred at the election of the trustees under the American Century Mutual Funds’ Independent Directors’ Deferred Compensation Plan.

[2]
Includes compensation paid by the investment companies of the American Century Investments family of funds served by this board. The total amount of deferred compensation included in the table is as follows: Ms. Beder, $239,667; Mr. Gilson, $353,500 and Mr. Pervere, $12,183.

[3]	Myron S. Scholes resigned from the Board effective July 31, 2014.
None of the funds currently provides any pension or retirement benefits to the trustees except pursuant to the American Century Mutual Funds’ Independent Directors’ Deferred Compensation Plan adopted by the trust. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds. All deferred fees are credited to accounts established in the names of the trustees. The amounts credited to each account then increase or decrease, as the case may be, in accordance with the performance of one or more American Century funds selected by the trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of funds from time to time.
Generally, deferred fees are not payable to a trustee until the distribution date elected by the trustee in accordance with the terms of the plan. Such distribution date may be a date on or after the trustee’s retirement date, but may be earlier if the trustee agrees not to make any additional deferrals. Distributions may commence prior to the elected payment date for certain reasons specified in the plan, such as unforeseeable emergencies, death or disability. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee’s beneficiary or, if none, to the trustee’s estate.
The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have met all payment obligations under the plan. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.
Ownership of Fund Shares
The trustees owned shares in the funds as of December 31, 2013 , as shown in the table below.

Name of Trustee
	Tanya S. Beder	Jeremy I. Bulow	Ronald J. Gilson(1)	Frederick L.A. Grauer
Dollar Range of Equity Securities in the Funds:
California High-Yield Municipal	A	A	A	A
California Intermediate-Term Tax-Free Bond	A	A	A	A
California Long-Term Tax-Free	A	A	A	A
California Tax-Free Money Market	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies	E	B	E	A
Ranges: A—none, B—$1-$10,000, C—$10,001-$50,000, D—$50,001-$100,000, E—More than $100,000

[1]	This trustee owns shares of one or more registered investment companies in the American Century Investments family of funds that are not overseen by this board.

Name of Trustee
	Peter F. Pervere(1)	John B. Shoven(1)	Jonathan S. Thomas(1)
Dollar Range of Equity Securities in the Funds:
California High-Yield Municipal	A	A	A
California Intermediate-Term Tax-Free Bond	A	A	A
California Long-Term Tax-Free	A	A	A
California Tax-Free Money Market	A	A	A
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies	A	E	E
Ranges: A—none, B—$1-$10,000, C—$10,001-$50,000, D—$50,001-$100,000, E—More than $100,000

[1]	This trustee owns shares of one or more registered investment companies in the American Century Investments family of funds that are not overseen by this board.
Beneficial Ownership of Affiliates by Independent Trustees
No independent trustee or his or her immediate family members beneficially owned shares of the advisor, the principal underwriter of the funds or any other person directly or indirectly controlling, controlled by, or under common control with the advisor or the funds’ principal underwriter as of December 31, 2013 .

Officers
The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 15 investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Trustee and President since 2007	President and Chief Executive Officer, ACC (March 2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries
Amy D. Shelton (1964)	Chief Compliance Officer since 2014
Chief Compliance Officer, American Century funds, (March 2014 to present); Chief Compliance Officer, ACIM (February 2014 to present); Chief Compliance Officer, ACIS (October 2009 to present); Vice President, Client Interactions and Marketing, ACIS (February 2013 to January 2014); Director, Client Interactions and Marketing, ACIS (June 2007 to January 2013). Also serves as Vice President, ACIS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (February 1994 to present); Vice President, ACC (November 2005 to present); General Counsel, ACC (March 2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President, Treasurer and Chief Financial Officer since 2012	Vice President, ACS (February 2000 to present)
Robert J. Leach (1966)	Vice President since 2006 and Assistant Treasurer since 2012	Vice President, ACS (February 2000 to present)
David H. Reinmiller (1963)	Vice President since 2001	Attorney, ACC (January 1994 to present); Associate General Counsel, ACC (January 2001 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (June 2003 to present)
Code of Ethics
The funds, their investment advisor and principal underwriter have adopted codes of ethics under Rule 17j-1 of the Investment Company Act. They permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.
Proxy Voting Policies
The funds’ Board of Trustees has adopted a general statement of proxy voting principles that governs the exercise of voting and consent rights associated with the securities purchased and/or held by the funds. The funds have delegated to the advisor the responsibility for exercising such rights, subject to the board’s oversight. The advisor has adopted proxy voting policies that describe in detail how the advisor intends to exercise its delegated proxy voting authority in a manner consistent with the board’s principles.
In exercising its voting obligations, the advisor is also guided by general fiduciary principles. It must act prudently, solely in the interest of the fund whose votes it is casting and for the exclusive purpose of providing benefits to that fund. Accordingly, in making its voting decisions the advisor will seek to maximize the return to the fund on a risk-adjusted basis.
The advisor’s proxy voting policies specifically address a number of matters that are often the subject of proxy solicitations for shareholder meetings and establish a framework for the advisor’s consideration of the vote that would be appropriate for the funds. In particular, the proxy voting policies outline factors to be considered in the exercise of voting authority for proposals addressing:

▪	Routine Matters

•	Election of Directors

•	Ratification of Selection of Auditors

▪	Compensation Matters

•	Executive Compensation

•	Equity-Based Compensation Plans

▪	Anti-Takeover Proposals

•	Cumulative Voting

•	Staggered Boards

•	“Blank Check” Preferred Stock

•	Elimination of Preemptive Rights

•	Non-targeted Share Repurchase

•	Increase in Authorized Common Stock

•	“Supermajority” Voting Provisions or Super Voting Share Classes

•	“Fair Price” Amendments

•	Limiting the Right to Call Special Shareholder Meetings

•	Poison Pills or Shareholder Rights Plans

•	Golden Parachutes

•	Reincorporation

•	Confidential Voting

•	Opting In or Out of State Takeover Laws

▪	Other Matters

•	Shareholder Proposals Involving Social, Moral or Ethical Matters

•	Anti-Greenmail Proposals

•	Changes to Indemnification Provisions

•	Non-Stock Incentive Plans

•	Director Tenure

•	Directors’ Stock Options Plans

•	Director Share Ownership

•	Non-U.S. Proxies
Finally, the proxy voting policies establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest. Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century Investments votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent trustees of the funds.
In addition, to avoid any potential conflict of interest that may arise when one American Century Investments fund owns shares of another American Century Investments fund, the advisor will “echo vote” such shares, if possible. That is, it will vote the shares in the same proportion as the vote of all other holders of the shares. Shares of American Century Investments “NT” funds will be voted in the same proportion as the vote of the shareholders of the corresponding American Century Investments policy portfolio for proposals common to both funds. For example, NT Growth Fund shares will be echo voted in accordance with the votes of Growth Fund shareholders. In all other cases, the shares will be voted in direct consultation with a committee of the independent trustees of the voting fund.
Copies of the board’s proxy voting principles and the advisor’s proxy voting policies, as well as information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available on the About Us page at americancentury.com. The advisor’s proxy voting record also is available on the SEC’s website at sec.gov.
The Funds’ Principal Shareholders
A list of the funds’ principal shareholders appears in Appendix A.
Service Providers
The funds have no employees. To conduct the funds’ day-to-day activities, the trust has hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.
ACIM, ACS and ACIS are wholly owned, directly or indirectly, by ACC. The Stowers Institute for Medical Research (SIMR) controls ACC by virtue of its beneficial ownership of more than 25% of the voting securities of ACC. SIMR is part of a not-for-profit biomedical research organization dedicated to finding the keys to the causes, treatments and prevention of disease.

Investment Advisor
American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each prospectus under the heading Management.
For the services provided to the funds, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. For more information about the unified management fee, see The Investment Advisor under the heading Management in each fund’s prospectus. The annual rate at which this fee is assessed is determined daily in a multi-step process. First, each of the trust’s funds is categorized according to the broad asset class in which it invests (e.g., money market, bond or equity), and the assets of the funds in each category are totaled (“Fund Category Assets”). Second, the assets are totaled for certain other accounts managed by the advisor (“Other Account Category Assets”). To be included, these accounts must have the same management team and investment objective as a fund in the same category with the same board of trustees as the trust. Together, the Fund Category Assets and the Other Account Category Assets comprise the “Investment Category Assets.” The Investment Category Fee Rate is then calculated by applying a fund’s Investment Category Fee Schedule to the Investment Category Assets and dividing the result by the Investment Category Assets.
Finally, a separate Complex Fee Schedule is applied to the assets of all of the funds in the American Century Investments family of funds (the “Complex Assets”), and the Complex Fee Rate is calculated based on the resulting total. The Investment Category Fee Rate and the Complex Fee Rate are then added to determine the Management Fee Rate payable by a class of the fund to the advisor.
For purposes of determining the assets that comprise the Fund Category Assets, Other Account Category Assets and Complex Assets, the assets of registered investment companies managed by the advisor that invest primarily in the shares of other registered investment companies shall not be included.
The schedules by which the unified management fee is determined are shown below.

Investment Category Fee Schedule for California High-Yield Municipal
Category Assets	Fee Rate
First $1 billion	0.3100%
Next $1 billion	0.2580%
Next $3 billion	0.2280%
Next $5 billion	0.2080%
Next $15 billion	0.1950%
Next $25 billion	0.1930%
Thereafter	0.1925%

Investment Category Fee Schedule for California Intermediate-Term Tax-Free Bond and California Long-Term Tax-Free
Category Assets	Fee Rate
First $1 billion	0.2800%
Next $1 billion	0.2280%
Next $3 billion	0.1980%
Next $5 billion	0.1780%
Next $15 billion	0.1650%
Next $25 billion	0.1630%
Thereafter	0.1625%

Investment Category Fee Schedule for California Tax-Free Money Market
Category Assets	Fee Rate
First $1 billion	0.2700%
Next $1 billion	0.2270%
Next $3 billion	0.1860%
Next $5 billion	0.1690%
Next $15 billion	0.1580%
Next $25 billion	0.1575%
Thereafter	0.1570%

The Complex Fee is determined according to the schedule below.

Complex Fee Schedule
Complex Assets	Fee Rate for Investor Class, A Class and C Class	Fee Rate for Institutional Class
First $2.5 billion	0.3100%	0.1100%
Next $7.5 billion	0.3000%	0.1000%
Next $15 billion	0.2985%	0.0985%
Next $25 billion	0.2970%	0.0970%
Next $25 billion	0.2870%	0.0870%
Next $25 billion	0.2800%	0.0800%
Next $25 billion	0.2700%	0.0700%
Next $25 billion	0.2650%	0.0650%
Next $25 billion	0.2600%	0.0600%
Next $25 billion	0.2550%	0.0550%
Thereafter	0.2500%	0.0500%

On each calendar day, each class of each fund accrues a management fee that is equal to the class’s Management Fee Rate times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The fee for the previous month is the sum of the calculated daily fees for each class of a fund during the previous month.
The management agreement between the trust and the advisor shall continue in effect for a period of two years from its effective date (unless sooner terminated in accordance with its terms) and shall continue in effect from year to year thereafter for each fund so long as such continuance is approved at least annually by:

1)	either the funds’ Board of Trustees, or a majority of the outstanding voting securities of such fund (as defined in the Investment Company Act); and

2)
the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds’ Board of Trustees or a majority of the outstanding voting securities of each class of such fund may terminate the management agreement at any time without payment of any penalty on 60 days’ written notice to the advisor. The management agreement shall be automatically terminated if it is assigned.
The management agreement provides that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.
The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.
Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. A particular security may be bought for one client or fund on the same day it is sold for another client or fund, and a client or fund may hold a short position in a particular security at the same time another client or fund holds a long position. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. The advisor has adopted procedures designed to ensure such transactions will be allocated among clients and funds in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.
The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Trustees has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Fixed-income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed-income order management system. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund for the fiscal periods ended August 31, 2014, 2013 and 2012 , are indicated in the following table.

Unified Management Fees
Fund	2014	2013	2012
California High-Yield Municipal	$3,304,007	$3,532,321	$2,829,089
California Intermediate-Term Tax-Free Bond	$5,532,711	$5,605,309	$4,626,204
California Long-Term Tax-Free	$1,672,872	$1,974,149	$1,974,640
California Tax-Free Money Market	$352,342(1)	$680,586(2)	$1,090,543(3)

[1]	Amount shown reflects waiver by advisor of $782,174 in management fees.

[2]	Amount shown reflects waiver by advisor of $548,409 in management fees.

[3]	Amount shown reflects waiver by advisor of $286,609 in management fees.
Portfolio Managers
Accounts Managed
The portfolio managers are responsible for the day-to-day management of various accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

Accounts Managed (As of August 31, 2014)
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments- subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Joseph Gotelli	Number of Accounts	6	0	0
	Assets	$6.3 billion(1)	N/A	N/A
Alan	Number of Accounts	6	0	0
Kruss	Assets	$6.3 billion(1)	N/A	N/A
Steven M.	Number of Accounts	6	0	0
Permut	Assets	$6.3 billion(1)	N/A	N/A

[1]	Includes $785.0 million in California High-Yield Municipal Fund; $1.3 billion in California Intermediate-Term Tax-Free Bond Fund and $358.9 million in California Long-Term Tax-Free Fund.
Potential Conflicts of Interest
Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies, such as one portfolio buying or selling a security while another portfolio has a differing, potentially opposite position in such security. This may include one portfolio taking a short position in the security of an issuer that is held long in another portfolio (or vice versa). Other potential conflicts may arise with respect to the allocation of investment opportunities, which are discussed in more detail below. American Century Investments has adopted policies and procedures that are designed to minimize the effects of these conflicts.
Responsibility for managing American Century Investments client portfolios is organized according to investment discipline. Investment disciplines include, for example, disciplined equity, U.S. growth mid- and small-cap, U.S. growth large-cap, value, global and non-U.S., fixed income and asset allocation. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest. In addition, American Century Investments maintains an ethical wall around each of its equity investment disciplines (U.S. growth large-cap, U.S. growth mid- and small-cap, value, disciplined equity and global and non-U.S.), meaning that access to information regarding any portfolio’s transactional activities is only available to team members of the investment discipline that manages such portfolio. The ethical wall is intended to aid in preventing the misuse of portfolio holdings information and trading activity in the other disciplines.

For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century Investments’ trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.
American Century Investments may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century Investments has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century Investments has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.
Finally, investment of American Century Investments’ corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century Investments has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century Investments to the detriment of client portfolios.
Compensation
American Century Investments portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. As of August 31, 2013, it includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity.
Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.
Bonus
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. Fund investment performance is generally measured by a combination of one-, three- and five-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups, such as those indicated below. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund.

Fund	Benchmarks	Peer Group (1)
California High-Yield Municipal	Proprietary Investortools CIM CA High-Yield Municipal Index	Morningstar US-Muni CA Long
California Intermediate-Term Tax-Free Bond	Proprietary Investortools CIM CA Intermediate-Term Tax-Free Index	Lipper CA Intermediate Muni Debt Funds
California Long-Term Tax-Free	Proprietary Investortools CIM CA Long-Term Tax-Free Index	Morningstar US-Muni CA Long

[1]
Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable (i.e., has less peer turnover) over the long term and that more closely represents the fund’s true peers based on internal investment mandates.

Portfolio managers may have responsibility for multiple American Century Investments mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility. Portfolio managers also may have responsibility for other types of similarly managed portfolios. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century Investments mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund.
A second factor in the bonus calculation relates to the performance of a number of American Century Investments funds managed according to one of the following investment styles: U.S. growth, U.S. value, international, quantitative and fixed-income. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one-, three- and five-year performance (equal or asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.
A portion of portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.
Restricted Stock Plans
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations such as profitability . Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).
Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century Investments mutual funds in which the portfolio manager chooses to invest them.
Ownership of Securities
The following table indicates the dollar range of securities of each fund beneficially owned by the funds’ portfolio managers as of the fiscal year ended August 31, 2014 .

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
California High-Yield Municipal
Steven M. Permut	F
Joseph Gotelli(1)	A
Alan Kruss(1)	A
California Intermediate-Term Tax-Free Bond
Joseph Gotelli	C
Alan Kruss	C
Steven M. Permut	C
California Long-Term Tax-Free
Joseph Gotelli(1)	A
Alan Kruss(1)	A
Steven M. Permut	C
Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

[1]	This portfolio manager serves on an investment team that oversees a number of funds in the same broad investment category and is not expected to invest in each such fund.
Transfer Agent and Administrator
American Century Services, LLC, 4500 Main Street, Kansas City, Missouri 64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays ACS’s costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor’s unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption Investment Advisor on page 33.
Proceeds from purchases of fund shares may pass through accounts maintained by the transfer agent at Commerce Bank, N.A. or UMB Bank, n.a. before being held at the fund’s custodian. Redemption proceeds also may pass from the custodian to the shareholder through such bank accounts.
From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

Sub-Administrator
The advisor has entered into an Administration Agreement with State Street Bank and Trust Company (SSB) to provide certain fund accounting, fund financial reporting, tax and treasury/tax compliance services for the funds, including striking the daily net asset value for each fund. The advisor pays SSB a monthly fee as compensation for these services that is based on the total net assets of accounts in the American Century complex serviced by SSB. ACS does pay SSB for some additional services on a per fund basis. While ACS continues to serve as the administrator of the funds, SSB provides sub-administrative services that were previously undertaken by ACS.
Distributor
The funds’ shares are distributed by American Century Investment Services, Inc. (ACIS), a registered broker-dealer. ACIS is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.
The distributor is the principal underwriter of the funds’ shares. The distributor makes a continuous, best-efforts underwriting of the funds’ shares. This means the distributor has no liability for unsold shares. The advisor pays ACIS’s costs for serving as principal underwriter of the funds’ shares out of the advisor’s unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption Investment Advisor on page 33. ACIS does not earn commissions for distributing the funds’ shares.
Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for the provision of these services.
Custodian Bank
State Street Bank and Trust Company (SSB), State Street Financial Center, One Lincoln Street , Boston, Massachusetts 02111 serves as custodian of the funds’ cash and securities. Foreign securities, if any, are held by foreign banks participating in a network coordinated by SSB. The custodian takes no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodian and may purchase or sell certain securities from or to the custodian.
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP serves as the independent registered public accounting firm of the funds. The address of PricewaterhouseCoopers LLP is 1100 Walnut, Suite 1300, Kansas City, Missouri 64106. As the independent registered public accounting firm of the funds, PricewaterhouseCoopers LLP provides services including auditing the annual financial statements and financial highlights for each fund.

Brokerage Allocation
The advisor places orders for equity portfolio transactions with broker-dealers, who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges. The advisor purchases and sells fixed-income securities through principal transactions, meaning the advisor normally purchases securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds generally do not pay a stated brokerage commission on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer’s mark-up (i.e., a spread between the bid and asked prices).
Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds’ policy is to secure the most favorable prices and execution of orders on its portfolio transactions. The advisor selects broker-dealers on their perceived ability to obtain “best execution” in effecting transactions in its clients’ portfolios. In selecting broker-dealers to effect portfolio transactions relating to equity securities, the advisor considers the full range and quality of a broker-dealer’s research and brokerage services, including, but not limited to, the following:

•	applicable commission rates and other transaction costs charged by the broker-dealer

•
value of research provided to the advisor by the broker-dealer (including economic forecasts, fundamental and technical advice on individual securities, market analysis, and advice, either directly or through publications or writings, as to the value of securities, availability of securities or of purchasers/sellers of securities)

•	timeliness of the broker-dealer’s trade executions

•	efficiency and accuracy of the broker-dealer’s clearance and settlement processes

•	broker-dealer’s ability to provide data on securities executions

•	financial condition of the broker-dealer

•	the quality of the overall brokerage and customer service provided by the broker-dealer
In transactions to buy and sell fixed-income securities, the selection of the broker-dealer is determined by the availability of the desired security and its offering price, as well as the broker-dealer’s general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor does not consider the receipt of products or services other than brokerage or research services in selecting broker-dealers.
On an ongoing basis, the advisor seeks to determine what levels of commission rates are reasonable in the marketplace. In evaluating the reasonableness of commission rates, the advisor considers:

•	rates quoted by broker-dealers

•	the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved

•	the ability of a broker-dealer to execute large trades while minimizing market impact

•	the complexity of a particular transaction

•	the nature and character of the markets on which a particular trade takes place

•	the level and type of business done with a particular firm over a period of time

•	the ability of a broker-dealer to provide anonymity while executing trades

•	historical commission rates

•	rates that other institutional investors are paying, based on publicly available information
The brokerage commissions paid by the funds may exceed those that another broker-dealer might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker-dealer. Research services furnished by broker-dealers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.
Pursuant to its internal allocation procedures, the advisor regularly evaluates the brokerage and research services provided by each broker-dealer that it uses. On a semi-annual basis, each member of the advisor’s portfolio management team rates the quality of research and brokerage services provided by each broker-dealer that provides execution services and research to the advisor for its clients’ accounts. The resulting scores are used to rank these broker-dealers on a broker research list. In the event that the advisor has determined that best execution for a particular transaction may be obtained by more than one broker-dealer, the advisor may consider the relative positions of the broker-dealer on this list in determining the party through which to execute the transaction. Actual business received by any firm may be more or less than other broker-dealers with a similar rank. Execution-only brokers are used where deemed appropriate.

In the fiscal years August 31, 2014, 2013 and 2012 , the brokerage commissions, including, as applicable, futures commissions, of each fund are listed in the following table:

Fund	2014	2013	2012
California High-Yield Municipal	$10,091	$2,914	$3,404
California Intermediate-Term Tax-Free Bond	$9,617	$4,048	$5,738
California Long-Term Tax-Free	$2,871	$1,231	$2,304
California Tax-Free Money Market	$0	$0	$0
Brokerage commissions paid by a fund may vary significantly from year to year as a result of changing asset levels throughout the year, portfolio turnover, varying market conditions and other factors. Brokerage commissions increased in 2014 due to an increase in the use of U.S. Treasury futures compared to prior years.
Regular Broker-Dealers
As of fiscal year end August 31, 2014 , none of the funds owned securities of its regular brokers or dealers (as defined by Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies.
Information About Fund Shares
The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in a series (or funds). Each of the funds named on the front of this statement of additional information is a series of shares issued by the trust. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows. Additional funds and classes may be added without a shareholder vote.
Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the trust’s (i.e., all funds’) outstanding shares may be able to elect a Board of Trustees. The trust undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder’s investment. The election of trustees is determined by the votes received from all trust shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.
Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund. Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.
The trust shall continue unless terminated by (1) approval of at least two-thirds of the shares of each fund entitled to vote or (2) by the trustees by written notice to shareholders of each fund. Any fund may be terminated by (1) approval of at least two-thirds of the shares of that fund or (2) by the trustees by written notice to shareholders of that fund.
Upon termination of the trust or a fund, as the case may be, the trust shall pay or otherwise provide for all charges, taxes, expenses and liabilities belonging to the trust or the fund. Thereafter, the trust shall reduce the remaining assets belonging to each fund (or the particular fund) to cash, shares of other securities or any combination thereof, and distribute the proceeds belonging to each fund (or the particular fund) to the shareholders of that fund ratably according to the number of shares of that fund held by each shareholder on the termination date.
Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the trust. The Declaration of Trust provides that the trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the trust and satisfy any judgment thereon. The Declaration of Trust further provides that the trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the trust is unable to meet its obligations.
The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series. Your rights as a shareholder are the same for all series of securities unless otherwise stated. Within their respective fund or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Multiple Class Structure
The Board of Trustees has adopted a multiple class plan pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class. Pursuant to such plan, the funds may issue up to four classes of shares: Investor Class, Institutional Class, A Class and C Class. Not all funds offer all four classes.
The Investor Class is made available to investors directly from American Century Investments and/or through some financial intermediaries. Investor Class shares charge a single unified management fee, without any load or commission payable to American Century Investments. Additional information regarding eligibility for Investor Class shares may be found in the funds’ prospectuses. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge this class a lower total management fee. The A and C Classes are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The unified management fee for the A and C Classes is the same as for Investor Class, but the A and C Class shares each are subject to a separate Master Distribution and Individual Shareholder Services Plan (the A Class Plan and C Class Plan, respectively, and collectively, the plans) described below. The plans have been adopted by the funds’ Board of Trustees in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.
Rule 12b-1
Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of Trustees and approved by its shareholders. Pursuant to such rule, the Board of Trustees of the funds’ A and C Classes have approved and entered into the A Class Plan and C Class Plan, respectively. The plans are described below.
In adopting the plans, the Board of Trustees (including a majority of trustees who are not interested persons of the funds, as defined in the Investment Company Act, hereafter referred to as the independent trustees) determined that there was a reasonable likelihood that the plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule 12b-1, information about revenues and expenses under the plans is presented to the Board of Trustees quarterly. Continuance of the plans must be approved by the Board of Trustees, including a majority of the independent trustees, annually. The plans may be amended by a vote of the Board of Trustees, including a majority of the independent trustees, except that the plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.
All fees paid under the plans will be made in accordance with Section 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).
The Share Class Plans
As described in the prospectuses, the A and C Class shares of the funds are made available to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds’ distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds’ shares and/or the use of the funds’ shares in various investment products or in connection with various financial services.
Certain recordkeeping and administrative services that would otherwise be performed by the funds’ transfer agent may be performed by a plan sponsor (or its agents) or by a financial intermediary for A and C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.
To enable the funds’ shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds’ Board of Trustees has adopted the A and C Class Plans. Pursuant to the plans, the following fees are paid and described further below.
A Class
The A Class pays the funds’ distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. This payment is fixed at 0.25% and is not based on expenses incurred by the distributor.
C Class
The C Class pays the funds’ distributor 1.00% annually of the average daily net asset value of the funds’ C Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services and 0.75% of which is paid for distribution services, including past distribution services. This payment is fixed at 1.00% and is not based on expenses incurred by the distributor.

During the fiscal year ended August 31, 2014 , the aggregate amount of fees paid under each class plan was:

	A Class	C Class
California High-Yield Municipal	$259,444	$228,391
California Intermediate-Term Tax-Free Bond	$86,391	$182,298
California Long-Term Tax-Free	$19,179	$71,754

The distributor then makes these payments to the financial intermediaries (including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the A and C Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.
Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)	providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)	creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)	conducting proprietary research about investment choices and the market in general;

(d)	periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)	consolidating shareholder accounts in one place;

(f)	paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of FINRA; and

(g)	other individual services.
Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A or C Class shares, which services may include but are not limited to:

(a)	paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell these shares pursuant to selling agreements;

(b)	compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds’ shares;

(c)	compensating and paying expenses (including overhead and telephone expenses) of the distributor;

(d)	printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)	preparing, printing and distributing sales literature and advertising materials provided to the funds’ shareholders and prospective shareholders;

(f)	receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)	providing facilities to answer questions from prospective shareholders about fund shares;

(h)	complying with federal and state securities laws pertaining to the sale of fund shares;

(i)	assisting shareholders in completing application forms and selecting dividend and other account options;

(j)	providing other reasonable assistance in connection with the distribution of fund shares;

(k)	organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)	profit on the foregoing; and

(m)
such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the trust and the funds’ distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Valuation of a Fund’s Securities
The net asset value (NAV) for each class of each fund is calculated by adding the value of all portfolio securities and other assets attributable to the class, deducting liabilities, and dividing the result by the number of shares of the class outstanding. Expenses and interest earned on portfolio securities are accrued daily.
All classes of the funds except the A Class are offered at their NAV. The A Class of the funds is offered at its public offering price, which is the NAV plus the appropriate sales charge. This calculation may be expressed as a formula:
Offering Price = NAV/(1 – Sales Charge as a % of Offering Price)
For example, if the NAV of a fund’s A Class shares is $5.00, the public offering price would be $5.00/(1 - 4.50%)=$5.24.
Each fund’s NAV is calculated as of the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open. The NYSE usually closes at 4 p.m. Eastern time. The NYSE typically observes the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the NYSE may modify its holiday schedule at any time.
Money Market Fund
The money market fund operates pursuant to Investment Company Act Rule 2a-7, which permits valuation of portfolio securities on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument’s market value. Consequently, the instrument’s amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in the fund’s yields. During periods of declining interest rates, for example, the daily yield on fund shares computed as described above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.
As required by Rule 2a-7, the Board of Trustees has adopted procedures designed to stabilize, to the extent reasonably possible, a money market fund’s price per share as computed for the purposes of sales and redemptions at $1.00. While the day-to-day operation of the money market fund has been delegated to the portfolio managers, the quality requirements established by the procedures limit investments to certain instruments that the Board of Trustees has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a rating agency or, in the case of unrated securities, of comparable quality. The procedures require review of the money market fund’s portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the money market fund’s NAV calculated by using available market quotations deviates from the per-share value based on amortized cost. The procedures also prescribe the action to be taken by the advisor if such deviation should exceed 0.25%.
Actions the advisor and the Board of Trustees may consider under these circumstances include (i) selling portfolio securities prior to maturity, (ii) withholding dividends or distributions from capital, (iii) authorizing a one-time dividend adjustment, (iv) discounting share purchases and initiating redemptions in kind, or (v) valuing portfolio securities at market price for purposes of calculating NAV.
Non-Money Market Funds
Securities held by the non-money market funds normally are priced by an independent pricing service, provided that such prices are believed by the advisor to reflect the fair market value of portfolio securities. Information about how the fair market value of a security is determined is contained in the funds’ prospectuses.
Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Trustees. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.
Securities not priced by a pricing service are valued at the mean between the most recently quoted bid and asked prices provided by broker-dealers. The municipal bond market is typically a “dealer market”; that is, dealers buy and sell bonds for their own accounts rather than for customers. As a result, the spread, or difference, between bid and asked prices for certain municipal bonds may differ substantially among dealers.
Debt securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith using methods approved by the Board of Trustees.

Taxes
Federal Income Tax
Each fund intends to qualify annually as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). RICs generally are not subject to federal and state income taxes. To qualify as a RIC a fund must, among other requirements, distribute substantially all of its net investment income and net realized capital gains (if any) to investors each year. If a fund were not eligible to be treated as a RIC, it would be liable for taxes at the fund level on all its income, significantly reducing its distributions to investors and eliminating investors’ ability to treat distributions received from the fund in the same manner in which they were realized by the fund. Under certain circumstances, the Code allows funds to cure deficiencies that would otherwise result in the loss of RIC status, including by paying a fund-level tax.
To qualify as a RIC, a fund must meet certain requirements of the Code, among which are requirements relating to sources of its income and diversification of its assets. A fund is also required to distribute 90% of its investment company taxable income and its net tax-exempt income, if any, each year. Additionally, a fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and 98.2% of capital gains (as of October 31) to avoid the nondeductible 4% federal excise tax on any undistributed amounts.
Certain bonds purchased by the funds may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash is actually received by a fund until the maturity of the bond, original issue discount is treated for federal income tax purposes as ordinary income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest. Original issue discount on an obligation with interest exempt from federal income tax will constitute tax-exempt interest income to the fund.
In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable or if the amount is considered de minimis). Generally, market discount accrues on a daily basis for each day the bond is held by a fund on a constant yield to maturity basis. In the case of any debt security having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition generally will be treated as a short-term capital gain.
Interest on certain types of industrial development bonds (small issues and obligations issued to finance certain exempt facilities that may be leased to or used by persons other than the issuer) is not exempt from federal income tax when received by “substantial users” or persons related to substantial users as defined in the Code. The term “substantial user” includes any “non-exempt person” who regularly uses in trade or business part of a facility financed from the proceeds of industrial development bonds. The funds may invest periodically in industrial development bonds and, therefore, may not be appropriate investments for entities that are substantial users of facilities financed by industrial development bonds or “related persons” of substantial users. Generally, an individual will not be a related person of a substantial user under the Code unless he or his immediate family (spouse, brothers, sisters, ancestors and lineal descendants) owns directly or indirectly in aggregate more than 50% of the equity value of the substantial user.
As of August 31, 2014 , the funds in the table below had the following capital loss carryovers, which expire in the years and amounts listed. When a fund has a capital loss carryover, it generally does not make capital gains distributions until the loss has been offset or expired. The Regulated Investment Company Modernization Act of 2010 allows the funds to carry forward capital losses for an unlimited period and retain their short- or long-term character. However, any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. As a result, previously generated capital loss carryovers, which are short-term in character, may be more likely to expire unused.

Capital Loss Carryover
Fund	Expires 2017	Expires 2018	Expires 2019	Unlimited
California High-Yield Municipal	$(9,518,848)	$(12,885,340)	$(6,203,529)	$(5,713,238)
California Intermediate-Term Tax-Free Bond	—	—	—	$(7,359,271)
California Long-Term Tax-Free	—	—	$(457,823)	—
California Tax-Free Money Market	—	—	—	$(1,993)

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century Investments or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include taxable dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.
If fund shares are purchased through taxable accounts, distributions of net investment income (if not considered exempt from California and federal taxes) and net short-term capital gains are taxable to you as ordinary income.
Under the Code, any distribution of a fund’s net realized long-term capital gains designated by the fund as a capital gains dividend is taxable to you as long-term capital gains, regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares. Any such loss will be disallowed to the extent of any tax-exempt dividend income you received on those shares. In addition, although highly unlikely, the Internal Revenue Service (IRS) may determine that a bond issued as tax-exempt should in fact be taxable. If a fund were to hold such a bond, it might have to distribute taxable income or reclassify as taxable income previously distributed as tax-exempt.
A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the “wash sale” rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.
A 3.8% Medicare contribution tax is imposed on net investment income, including interest, dividends and capital gains, provided you meet specified income levels.
Alternative Minimum Tax
While the interest on bonds issued to finance essential state and local government operations is generally exempt from regular federal income tax, interest on certain “private activity” bonds issued after August 7, 1986, while exempt from regular federal income tax, constitutes a tax-preference item for taxpayers in determining alternative minimum tax (AMT) liability under the Code and income tax provisions of several states.
California High-Yield Municipal may invest in private activity bonds. The interest on private activity bonds could subject a shareholder to, or increase liability under, the federal AMT, depending on the shareholder’s tax situation. The interest on California private activity bonds is not subject to the California AMT when it is earned (either directly or through investment in a mutual fund) by a California taxpayer. However, if the fund were to invest in private activity securities of non-California issuers (due to a limited supply of appropriate California municipal obligations, for example), the interest on those securities would be included in California alternative minimum taxable income.
All distributions derived from interest exempt from regular federal income tax may subject corporate shareholders to, or increase their liability under, the AMT because these distributions are included in the corporation’s adjusted current earnings.
The trust will inform California High-Yield Municipal fund shareholders annually of the amount of distributions derived from interest payments on private activity bonds.
State and Local Taxes
California law concerning the payment of exempt-interest dividends is similar to federal law. Assuming each fund qualifies to pay exempt-interest dividends under federal and California law, and to the extent that dividends are derived from interest on tax-exempt bonds of California state or local governments, such dividends also will be exempt from California personal income tax. The trust will inform shareholders annually as to the amount of distributions from each fund that constitutes exempt-interest dividends and dividends exempt from California personal income tax. The funds’ dividends are not exempt from California state franchise or corporate income taxes.
The funds’ dividends may not qualify for exemption under income or other tax laws of state or local taxing authorities outside California. Shareholders should consult their tax advisors or state or local tax authorities about the status of distributions from the funds in this regard.
The information above is only a summary of some of the tax considerations affecting the funds and their U.S. shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.
Financial Statements
The financial statements for the fiscal years ended August 31 have been audited by PricewaterhouseCoopers LLP , independent registered public accounting firm. Their Report of Independent Registered Public Accounting Firm and the financial statements included in the funds’ annual reports for the fiscal year ended August 31, 2014 , are incorporated herein by reference.

Appendix A – Principal Shareholders
As of November 28, 2014, the following shareholders owned more than 5% of the outstanding shares of a class of the funds. The table shows shares owned of record unless otherwise noted.

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
California High-Yield Municipal
Investor Class
	Charles Schwab & Co Inc San Francisco, CA	28%
	National Financial Services LLC Jersey City, NJ	14%
	Pershing LLC Jersey City, NJ	5%
Institutional Class
	Charles Schwab & Co Inc San Francisco, CA	92%
A Class
	American Enterprise Investment Svcs Minneapolis, MN	58%
	First Clearing LLC St. Louis, MO	8%
	UBS WM USA Omni Account M/F Weehawken, New Jersey	8%
	LPL Financial San Diego, CA	8%
	MLPF&S Jacksonville, FL	7%
C Class
	MLPF&S Inc. Jacksonville, FL	28%
	First Clearing LLC St. Louis, MO	17%
	American Enterprise Investment Svcs Minneapolis, MN	16%
	Morgan Stanley Smith Barney Jersey City, NJ	13%
	LPL Financial San Diego, CA	13%
California Intermediate-Term Tax-Free Bond
Investor Class
	Charles Schwab & Co Inc San Francisco, CA	30%
	National Financial Services LLC Jersey City, NJ	9%
	Wells Fargo Bank NA Minneapolis, MN Includes 8.67% registered for the benefit of Omnibus Account Cash	9%
	Pershing LLC Jersey City, NJ	6%
	MLPF&S Jacksonville, FL	5%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
California Intermediate-Term Tax-Free Bond
Institutional Class
	Charles Schwab & Co Inc San Francisco, CA	74%
	TD Ameritrade Inc FBO Our Client Omaha, NE	14%
	Pershing LLC Jersey City, NJ	6%
A Class
	American Enterprise Investment Svcs Minneapolis, MN	45%
	First Clearing LLC St. Louis, MO	20%
	MLPF&S Jacksonville, FL	8%
	Morgan Stanley Smith Barney Jersey City, NJ	7%
	National Financial Services LLC Jersey City, NJ	6%
C Class
	First Clearing LLC St. Louis, MO	35%
	MLPF&S Jacksonville, FL	17%
	American Enterprise Investment Svcs Minneapolis, MN	12%
	Pershing LLC Jersey City, NJ	10%
	Morgan Stanley Smith Barney Jersey City, NJ	7%
	LPL Financial San Diego, CA	7%
	UBS WM USA Omni Account M/F Weehawken, NJ	5%
California Long-Term Tax-Free
Investor Class
	Charles Schwab & Co Inc San Francisco, CA	11%
Institutional Class
	Charles Schwab & Co Inc San Francisco, CA	89%
	American Century Investment Management, Inc. Kansas City, MO Shares owned of record and beneficially.	11%
A Class
	First Clearing LLC St. Louis, MO	40%
	American Enterprise Inv Svcs Minneapolis, MN	35%
	National Financial Services LLC Jersey City, NJ	13%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
California Long-Term Tax-Free
C Class
	MLPF&S Jacksonville, FL	42%
	First Clearing LLC St. Louis, MO	32%
	Pershing LLC Jersey City, NJ	6%
California Tax-Free Money Market
Investor Class
	Margaret C. Rudy & Kimberly R. McMahon TR Rudy Family Non-GST Exempt Q-Tip Trust UA DTD 12/13/2009 Calabasas, CA	9%
The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund’s outstanding shares. A shareholder owning beneficially more than 25% of the trust’s outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders. Although Charles Schwab & Co., Inc., San Francisco, California, is the record owner of more than 25% of the shares of the trust, it is not a control person because it is not the beneficial owner of such shares. As of November 28, 2014, the officers and trustees of the funds, as a group, owned less than 1% of any class of a fund’s outstanding shares.

Appendix B – Sales Charges and Payments to Dealers
Sales Charges
The sales charges applicable to the A and C Classes of the funds are described in the prospectuses for those classes in the section titled Investing Through a Financial Intermediary. Shares of the A Class are subject to an initial sales charge, which declines as the amount of the purchase increases. Additional information regarding reductions and waivers of the A Class sales charge may be found in the funds’ prospectuses.
Shares of the A and C Classes are subject to a contingent deferred sales charge (CDSC) upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses. The CDSC may be waived for certain redemptions by some shareholders, as described in the prospectuses.
An investor may terminate his relationship with an intermediary at any time. If the investor does not establish a relationship with a new intermediary and transfer any accounts to that new intermediary, such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable CDSCs will be charged when the exchange is made. The aggregate CDSCs paid to the distributor for the fiscal year ended August 31, 2014 , were:

C Class
California High-Yield Municipal	$5,166
California Intermediate-Term Tax-Free Bond	$2,976
California Long-Term Tax-Free	$43

Payments to Dealers
The funds’ distributor expects to pay dealer commissions to the financial intermediaries who sell A and/or C Class shares of the funds at the time of such sales. Payments for A Class shares will be as follows:

Purchase Amount	Dealer Commission as a % of Offering Price
< $99,999	4.00%
$100,000 - $249,999	3.00%
$250,000 - $499,999	2.00%
$500,000 - $999,999	1.75%
$1,000,000 - $3,999,999	0.75%
$4,000,000 - $9,999,999	0.50%
> $10,000,000	0.25%

No dealer commission will be paid on purchases by employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. Payments will equal 1.00% of the purchase price of the C Class shares sold by the financial intermediary. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first 12 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, C Class purchases and A Class purchases greater than $1,000,000 are subject to a CDSC as described in the prospectuses.
From time to time, the distributor may make additional payments to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other payments may be offered as well, and all such payments will be consistent with applicable law, including the then-current rules of the Financial Industry Regulatory Authority. Such payments will not change the price paid by investors for shares of the funds.

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Appendix C – Buying and Selling Fund Shares
Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds’ prospectuses. The prospectuses are available to investors without charge and may be obtained by calling us.
Employer-Sponsored Retirement Plans
Certain group employer-sponsored retirement plans that hold a single account for all plan participants with the fund, or that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by retirement recordkeepers are eligible to purchase Investor, Institutional, A and C Class shares. A and C Class purchases are available at net asset value with no dealer commission paid to the financial professional and do not incur a CDSC. A and C Class shares purchased in employer-sponsored retirement plans are subject to applicable distribution and service (12b-1) fees, which the financial intermediary begins receiving immediately at the time of purchase. American Century Investments does not impose minimum initial investment amount, plan size or participant number requirements by class for employer-sponsored retirement plans; however, financial intermediaries or plan recordkeepers may require plans to meet different requirements.
If you hold your fund shares through a tax-deferred investment plan, such as a 401(k) plan or an IRA, any distributions received from the fund may be taxable as ordinary income upon withdrawal from the tax-deferred plan, regardless of whether the distributions were tax-exempt when earned.
Examples of employer-sponsored retirement plans include the following:

•	401(a) plans

•	pension plans

•	profit sharing plans

•	401(k) plans (including plans with a Roth 401(k) feature, SIMPLE 401(k) plans and Solo 401(k) plans)

•	money purchase plans

•	target benefit plans

•	Taft-Hartley multi-employer pension plans

•	SERP and “Top Hat” plans

•	ERISA trusts

•	employee benefit plans and trusts

•	employer-sponsored health plans

•	457 plans

•	KEOGH or HR(10) plans

•	employer-sponsored 403(b) plans (including plans with a Roth 403(b) feature)

•	nonqualified deferred compensation plans

•	nonqualified excess benefit plans

•	nonqualified retirement plans
Traditional and Roth IRAs are not considered employer-sponsored retirement plans, and SIMPLE IRAs, SEP IRAs and SARSEPs are collectively referred to as Business IRAs. Business IRAs that (i) held shares of an A Class fund prior to March 1, 2009 that received sales charge waivers or (ii) held shares of an Advisor Class fund that was renamed A Class on March 1, 2010, may permit additional purchases by new and existing participants in A Class shares without an initial sales charge.
Waiver of Minimum Initial Investment Amounts — Institutional Class
A financial intermediary, upon receiving prior approval from American Century Investments may waive applicable minimum initial investment amounts per shareholder for Institutional Class shares in the following situations:

•
Broker-dealers purchasing fund shares for clients in broker-sponsored discretionary fee-based advisory programs where the portfolio manager of the program acts on behalf of the shareholder through omnibus accounts;

•
Trust companies and bank wealth management organizations purchasing shares in a fiduciary, discretionary trustee or advisory account on behalf of the shareholder, through omnibus accounts or nominee name accounts;

•
Financial intermediaries with clients of a registered investment advisor (RIA) purchasing fund shares in fee based advisory accounts with a $100,000 initial minimum per client or $250,000 aggregated initial investment across multiple clients, where the RIA is purchasing shares through certain broker-dealers through omnibus accounts;

•	Qualified Tuition Programs under Section 529 that have entered into an agreement with the distributor; and

•	Certain other situations deemed appropriate by American Century Investments.

C- 1

Appendix D – Explanation of Fixed-Income Securities Ratings
As described in the prospectuses, the funds will invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the prospectuses. The following is a summary of the rating categories referenced in the prospectus disclosure.

Ratings of Corporate and Municipal Debt Securities
Standard & Poor’s
AAA	This is the highest rating assigned by S&P to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
AA	Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
A
Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB
Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.

BB
Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B
Debt rated in this category is more vulnerable to nonpayment than obligations rated BB, but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to pay interest and repay principal.

CCC
Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC	Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
C
The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.

D
Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.

Moody’s Investors Service, Inc.
Aaa	This is the highest rating assigned by Moody’s to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
Aa
Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.

A
Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt. Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Baa
Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.

Ba
Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.

B
Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.

Caa
Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implied B or B3 rating.

Ca	Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
C	This is the lowest rating assigned by Moody’s, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.

Fitch Investors Service, Inc.
AAA
Debt rated in this category has the lowest expectation of credit risk. Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.

AA	Debt rated in this category has a very low expectation of credit risk. Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
A
Debt rated in this category has a low expectation of credit risk. Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.

Fitch Investors Service, Inc.
BBB
Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB
Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C
Debt rated in these categories has a real possibility for default. Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.

DDD, DD, D
The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.
Entities rated in these categories have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

To provide more detailed indications of credit quality, the Standard & Poor’s ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody’s adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories. Fitch also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor’s.

Commercial Paper Ratings
S&P	Moody’s	Description
A-1	Prime-1 (P-1)	This indicates that the degree of safety regarding timely payment is strong. Standard & Poor’s rates those issues determined to possess extremely strong safety characteristics as A-1+.

A-2	Prime-2 (P-2)
Capacity for timely payment on commercial paper is satisfactory, but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.

A-3	Prime-3 (P-3)	Satisfactory capacity for timely repayment. Issues that carry this rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.

Municipal Note and Variable Rate Security Ratings
S&P	Moody’s	Description
SP-1	MIG-1; VMIG-1	Notes are of the highest quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.
SP-2	MIG-2; VMIG-2	Notes are of high quality with margins of protection ample, although not so large as in the preceding group.
SP-3	MIG-3; VMIG-3
Notes are of favorable quality with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well-established.

SP-4	MIG-4; VMIG-4	Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419385 Kansas City, Missouri 64141-6385 1-800-345-6488
CL-SAI- 83603 1501

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
PART C     OTHER INFORMATION
Item 28. Exhibits
(a)           (1)          Amended and Restated Agreement and Declaration of Trust, dated March 26, 2004 (filed electronically as Exhibit a to Post-Effective Amendment No. 37 to the Registration Statement of the Registrant on October 24, 2004, File No. 2-82734, and incorporated herein by reference).

(2)          Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust, dated December 12, 2005 (filed electronically as Exhibit a2 to Post-Effective Amendment No. 40 to the Registration Statement of the Registrant on December 29, 2005, File No. 2-82734, and incorporated herein by reference).

(3)          Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust, dated March 8, 2007 (filed electronically as Exhibit a3 to Post-Effective Amendment No. 42 to the Registration Statement of the Registrant on September 27, 2007, File No. 2-82734, and incorporated herein by reference).

(4)          Amendment No. 3 to the Amended and Restated Agreement and Declaration of Trust, dated August 31, 2007 (filed electronically as Exhibit a4 to Post-Effective Amendment No. 42 to the Registration Statement of the Registrant on September 27, 2007, File No. 2-82734, and incorporated herein by reference).

(5)          Amendment No. 4 to the Amended and Restated Agreement and Declaration of Trust, dated February 16, 2010 (filed electronically as Exhibit a5 to Post-Effective Amendment No. 48 to the Registration Statement of the Registrant on December 29, 2010, File No. 2-82734, and incorporated herein by reference).

(6)          Amendment No. 5 to the Amended and Restated Agreement and Declaration of Trust, dated November 1, 2010 (filed electronically as Exhibit a6 to Post-Effective Amendment No. 48 to the Registration Statement of the Registrant on December 29, 2010, File No. 2-82734, and incorporated herein by reference).

(b)           Amended and Restated Bylaws, dated December 18, 2012 (filed electronically as Exhibit b to Post-Effective Amendment No. 51 to the Registration Statement of the Registrant on December 28, 2012, File No. 2-82734, and incorporated herein by reference).

(c)           Registrant hereby incorporates by reference, as though set forth fully herein, Article III, Article IV, Article V, Article VI and Article VIII of Registrant’s Amended and Restated Agreement and Declaration of Trust, appearing as Exhibit (a) herein and Article II, Article VII and Article IX of Registrant’s Amended and Restated Bylaws, appearing as Exhibit (b) herein.

(d)           Restated Management Agreement with American Century Investment Management, Inc., effective as of August 1, 2011 (filed electronically as Exhibit d to Post-Effective Amendment No. 49 to the Registration Statement of the Registrant on December 29, 2011, File No. 2-82734, and incorporated herein by reference).

(e)           (1)          Amended and Restated Distribution Agreement between American Century California Tax-Free and Municipal Funds and American Century Investment Services, Inc., effective as of March 1, 2010 (filed electronically as Exhibit e1 to Post-Effective Amendment No. 47 to the Registration Statement of the Registrant on February 8, 2010, File No. 2-82734, and incorporated herein by reference).

(2)          Form of Dealer/Agency Agreement (filed electronically as Exhibit e2 to Post-Effective Amendment No. 25 to the Registration Statement of American Century International Bond Funds on April 30, 2007, File No. 333-43321, and incorporated herein by reference).

(f)            Not applicable.
(g)           (1)     Master Custodian Agreement with State Street Bank and Trust Company, made as of July 29, 2011 (filed electronically as Exhibit g2 to Post-Effective Amendment No. 61 to the Registration Statement of American Century Government Income Trust on July 29, 2011, File No. 2-99222, and incorporated herein by reference).

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(2)     Custody Fee Schedule with State Street Bank and Trust Company, dated as of July 29, 2011 (filed electronically as Exhibit g3 to Post-Effective Amendment No. 61 to the Registration Statement of American Century Government Income Trust on July 29, 2011, File No. 2-99222, and incorporated herein by reference).

(h)           Amended and Restated Transfer Agency Agreement with American Century Services Corporation, dated August 1, 2007 (filed electronically as Exhibit h1 to Post-Effective Amendment No. 42 to the Registration Statement of the Registrant on September 27, 2007, File No. 2-82734, and incorporated herein by reference).

(i)            Opinion and Consent of Counsel, dated February 4, 2010 (filed electronically as Exhibit i to Post-Effective Amendment No. 47 to the Registration Statement of the Registrant on February 8, 2010, File No. 2-82734, and incorporated herein by reference).

(j)            Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm, dated December 23, 2014, is included herein.

(k)           Not applicable.

(l)            Not applicable.

(m)          (1)          Amended and Restated Master Distribution and Individual Shareholder Services Plan (C Class), effective as of March 1, 2010 (filed electronically as Exhibit m1 to Post-Effective Amendment No. 47 to the Registration Statement of the Registrant on February 8, 2010, File No. 2-82734, and incorporated herein by reference).

(2)          Amended and Restated Master Distribution and Individual Shareholder Services Plan (A Class), effective as of March 1, 2010 (filed electronically as Exhibit m2 to Post-Effective Amendment No. 47 to the Registration Statement of the Registrant on February 8, 2010, File No. 2-82734, and incorporated herein by reference).

(n)           Amended and Restated Multiple Class Plan, effective as of March 1, 2010 (filed electronically as Exhibit n to Post-Effective Amendment No. 47 to the Registration Statement of the Registrant on February 8, 2010, File No. 2-82734, and incorporated herein by reference).

(o)           Reserved.

(p)           (1)          American Century Investments Code of Ethics (filed electronically as Exhibit p1 to Post-Effective Amendment No. 48 to the Registration Statement of the Registrant on December 29, 2010, File No. 2-82734, and incorporated herein by reference).

(2)          Independent Directors’ Code of Ethics amended February 28, 2000 (filed electronically as Exhibit p2 to Post-Effective Amendment No. 40 to the Registration Statement of American Century Target Maturities Trust on November 30, 2004, File No. 2-94608, and incorporated herein by reference).

(q)    (1)    Power of Attorney, dated September 19, 2014 (filed electronically as Exhibit q1 to Post-Effective Amendment No. 66 to the Registration Statement of American Century Municipal Trust on September 26, 2014, File No. 2-91229, and incorporated herein by reference).

(2)    Secretary’s Certificate, dated September 22, 2014 (filed electronically as Exhibit q2 to Post-Effective Amendment No. 66 to the Registration Statement of American Century Municipal Trust on September 26, 2014, File No. 2-91229, and incorporated herein by reference).

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Item 29. Persons Controlled by or Under Control with Registrant
The trustees of the Registrant serve, in substantially identical capacities, eight registered investment companies in the American Century family of funds. In addition, the officers of the Registrant serve as officers for 15 registered investment companies in the American Century family of funds, each of which has American Century Investment Management, Inc. as its investment advisor. Nonetheless, the Registrant takes the position that it is not under common control with other American Century Investment companies because the power residing in the respective boards and officers arises as a result of an official position with the respective investment companies.

Item 30. Indemnification
As stated in Article VII, Section 3 of the Amended and Restated Agreement and Declaration of Trust, filed herein within Exhibit (a), Indemnification “The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he becomes involved by virtue of his capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution of the Trustees.”
The Registrant hereby incorporates by reference, as though set forth fully herein, Article VI of the Registrant’s Amended and Restated Bylaws, appearing as Exhibit (b) herein.
The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 31. Business and Other Connections of Investment Advisor
In addition to serving as the Registrant’s advisor, American Century Investment Management, Inc. (ACIM) provides portfolio management services for other investment companies as well as for other business and institutional clients. Except as listed below, none of the directors or officers of the advisor are or have been engaged in any business, profession, vocation or employment of a substantial nature, other than on behalf of the advisor and its affiliates, within the last two fiscal years.
Edward Boyle (Vice President of ACIM). Served as Portfolio Manager, FX Concepts, principal address is 3 Park Ave, New York, NY 10016, 2007 to 2013.
Vinod Chandrashekaran (Senior Vice President of ACIM). Served as Head of Risk Management-Quantitative Equity and Global Macro strategies, BlackRock/Barclays Global Investors, principal address is 400 Howard Street, San Francisco, CA 94005, 2003 to 2013.
Nathan Chaudoin (Vice President of ACIM). Served as Senior Emerging Market Debt Product Specialist, HSBC Global Asset Management, principal address is 453 Fifth Avenue, New York, NY 10018, 2011 to 2014.
Radu Gabudean (Vice President of ACIM). Served as Vice President of Quantitative Strategies, Barclays Capital, principal address is 745 7th Avenue, New York, NY 10019, 2010 to 2013.
Margé Karner (Vice President of ACIM). Served as Principal Investment Officer, International Finance Corporation, principal address is 2121 Pennsylvania Avenue, NW, Washington, DC 20433, 2013 to 2014 and served as Senior Portfolio Manager, HSBC Global Asset Management, principal address is 453 Fifth Avenue, New York, NY 10018, 2010 to 2013.

Peruvemba Satish (Senior Vice President of ACIM). Served as Managing Director & Chief Risk Officer and Senior Managing Director of Performance Based Strategies, Allstate Investments, principal address is 3075 Sanders Road, Suite G5D, Northbrook, IL 60062, 2010 to 2014.

Victor Zhang (Co-Chief Investment Officer of ACIM). Served as President, Chief Investment Officer and Chairman of the Investment Committee, Wilshire Funds Management, principal address is 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401, 2006 to 2014.

The principal address for the advisor is 4500 Main Street, Kansas City, MO 64111.

Item 32. Principal Underwriters
I.     (a)     American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

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American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century Growth Funds, Inc.
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.
ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority. ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a wholly-owned subsidiary of American Century Companies, Inc.
(b)     The following is a list of the directors, executive officers and partners of ACIS as of November 17, 2014:

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

Peter Cieszko	Director, President and Chief Executive Officer	none

Sheila Hartnett-Devlin	Director and Senior Vice President	none

Steven J. McClain	Director and Senior Vice President	none

Joe Schultz	Director and Senior Vice President	none

Joseph D’Agostino	Senior Vice President	none

Gary P. Kostuke	Senior Vice President	none

Richard T. Luchinsky	Senior Vice President	none

Michael J. Raddie	Senior Vice President	none

Elizabeth A. Young	Chief Privacy Officer, Senior AML Officer and Vice President	none

Ward D. Stauffer	Secretary	Secretary

Charles A. Etherington	Assistant Secretary and General Counsel	Senior Vice President and General Counsel

Brian L. Brogan	Assistant Secretary	Assistant Vice President and Assistant Secretary

Otis H. Cowan	Assistant Secretary	Assistant Vice President and Assistant Secretary

Janet A. Nash	Assistant Secretary	Assistant Vice President and Assistant Secretary

David H. Reinmiller	Assistant Secretary	Vice President

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Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

Ryan Ander	Vice President	none

Jennifer L. Barron	Vice President	none

Matthew R. Beck	Vice President	none

Stacey L. Belford	Vice President	none

Hayden S. Berk	Vice President	none

Stacy Bernstein	Vice President	none

Andrew M. Billingsley	Vice President	none

James D. Blythe	Vice President	none

Don Bonder	Vice President	none

James H. Breitenkamp	Vice President	none

Bruce W. Caldwell	Vice President	none

Alan D. Chingren	Vice President	none

William Collins	Vice President	none

Chatten Cowherd	Vice President	none

D. Alan Critchell, Jr.	Vice President	none

Terry Daugherty	Vice President	none

Ellen DeNicola	Vice President	none

Christopher J. DeSimone	Vice President	none

David P. Donovan	Vice President	none

Ryan C. Dreier	Vice President	none

Joseph G. Eck	Vice President	none

Kevin G. Eknaian	Vice President	none

Jill A. Farrell	Vice President	none

William D. Ford	Vice President	none

Michael C. Galkoski	Vice President	none

Diane Gallagher	Vice President	none

Gregory O. Garvin	Vice President	none

Wendy Goodyear	Vice President	none

John (Jay) L. Green	Vice President	none

Scott A. Grouten	Vice President	none

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Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

Timothy R. Guay	Vice President	none

Steven Hanson	Vice President	none

Marni B. Harp	Vice President	none

Brett G. Hart	Vice President	none

Mark Hebeka	Vice President	none

Stacey L. Hoffman	Vice President	none

B.D. Horton	Vice President	none

Robert O. Houston	Vice President	none

Terence M. Huddle	Vice President	none

Matthew P. Huss	Vice President	none

Jennifer Ison	Vice President	none

Christopher T. Jackson	Vice President	none

Michael A. Jackson	Vice President	none

Cindy A. Johnson	Vice President	none

Phillip J. Joyce	Vice President	none

Wesley S. Kabance	Vice President	none

Aysun Kilic	Vice President	none

Matthew S. Kives	Vice President	none

Matthew Kobata	Vice President	none

Greg Koleno	Vice President	none

William L. Kreiling	Vice President	none

Jack R. Kulpa	Vice President	none

John A. Leis	Vice President	none

Edward Lettieri	Vice President	none

Dennis Logan	Vice President	none

Thomas C. McCarthy	Vice President	none

Jeff McCroy	Vice President	none

Joseph P. McGivney, Jr.	Vice President	none

Peter J. McHugh	Vice President	none

Christopher M. Monachino	Vice President	none

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Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant
Debra K. Morris	Vice President	none

Sandra K. Morris	Vice President	none

Susan M. Morris	Vice President	none

David M. Murphy	Vice President	none

Kelly A. Ness	Vice President	none

John E. O’Connor	Vice President	none

Patrick J. Palmer	Vice President	none

Christy A. Poe	Vice President	none

William Rader	Vice President	none

Douglas K. Reber	Vice President	none

Cheryl Redline	Vice President and Treasurer	none

Daniel J. Roderigues	Vice President	none

Gerald M. Rossi	Vice President	none

Brett A. Round	Vice President	none

Keith Seidman	Vice President	none

Tracey L. Shank	Vice President	none

Amy D. Shelton	Vice President and Chief Compliance Officer	none

Daniel E. Shepard	Vice President	none

Steven Silverman	Vice President	none

Robert Timothy Stidham	Vice President	none

Michael W. Suess	Vice President	none

Michael T. Sullivan	Vice President	none

Stephen C. Thune	Vice President	none

Tina Ussery-Franklin	Vice President	none

Benjamin M. Williams	Vice President	none

Noah Wimmer	Vice President	none

J. Mitch Wurzer	Vice President	none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111
(c)     Not applicable.

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Item 33. Location of Accounts and Records
All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of American Century Investment Management, Inc., 4500 Main Street, Kansas City, MO 64111 and 1665 Charleston Road, Mountain View, CA; American Century Services, LLC, 4500 Main Street, Kansas City, MO 64111; JP Morgan Chase Bank, 4 Metro Tech Center, Brooklyn, NY 11245; and State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.

Item 34. Management Services - Not applicable.

Item 35. Undertakings - Not applicable.

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SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 29th day of December 2014.

American Century California Tax-Free and Municipal Funds
(Registrant)
By: * ___________________________________ Jonathan S. Thomas President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

* _________________________________ Jonathan S. Thomas	President and Trustee	December 29, 2014

* _________________________________ C. Jean Wade	Vice President, Treasurer and Chief Financial Officer	December 29, 2014

* _________________________________ Tanya S. Beder	Trustee	December 29, 2014

* _________________________________ Jeremy I. Bulow	Trustee	December 29, 2014

* _________________________________ Ronald J. Gilson	Chairman of the Board and Trustee	December 29, 2014

* _________________________________ Frederick L.A. Grauer	Trustee	December 29, 2014

* _________________________________ Peter F. Pervere	Trustee	December 29, 2014

* _________________________________ John B. Shoven	Trustee	December 29, 2014

*By:	/s/ Ashley Bergus
Ashley Bergus
Attorney in Fact
(pursuant to Power of Attorney
dated September 19, 2014)

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT

EXHIBIT (j)	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm, dated December 23, 2014.